    As filed with the Securities and Exchange Commission on December 21, 2001

                                                            File Nos. 33-39538*
                                                                       811-4052

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 19
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 40

                              CITIFUNDS TRUST III*
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

          Robert I. Frenkel, 666 Fifth Avenue, New York, New York 10103
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective on December 31, 2001 pursuant to paragraph (b) of Rule 485.

Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio and Cash Reserves Portfolio have executed this Registration Statement.

--------------------------------------------------------------------------------
* Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective Amendment also serves as Post-Effective Amendment No. 33 to the Registrant's Registration Statement under the Securities Act of 1933 at File no. 2-91556.

CITIFUNDS(R)
MONEY MARKET FUNDS
CLASS N

Citi(SM) Cash Reserves

Citi(SM) U.S. Treasury Reserves

Citi(SM) Tax Free Reserves

Citi(SM) California Tax Free Reserves

Citi(SM) Connecticut Tax Free Reserves

Citi(SM) New York Tax Free Reserves

                               [Graphic Omitted]

PROSPECTUS
DECEMBER 31, 2001

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

                                     CITIFUNDS(R)
                              -------------------
                              MONEY MARKET SERIES


-------------------------------------------------------------------------------
INVESTMENT PRODUCTS: NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE
-------------------------------------------------------------------------------

[Graphic Omitted]

            TABLE OF CONTENTS

            FUNDS AT A GLANCE .......................................      3
                    Citi Cash Reserves ..............................      4
                    Citi U.S. Treasury Reserves .....................      8
                    Citi Tax Free Reserves ..........................     12
                    Citi California Tax Free Reserves ...............     16
                    Citi Connecticut Tax Free Reserves ..............     21
                    Citi New York Tax Free Reserves                       26

            YOUR ACCOUNT ............................................     31
                    How To Buy Shares ...............................     31
                    How The Price Of Your Shares Is Calculated ......     31
                    How To Sell Shares ..............................     31
                    Exchanges .......................................     32
                    Dividends .......................................     32
                    Tax Matters .....................................     32

            MANAGEMENT OF THE FUNDS .................................     34
                    Manager .........................................     34
                    Management Fees .................................     35
                    Distribution Arrangements .......................     35

            MORE ABOUT THE FUNDS ....................................     35
                    Principal Investment Strategies .................     35

            FINANCIAL HIGHLIGHTS ....................................     40

            APPENDIX ................................................    A-1
                    Taxable Equivalent Yield Tables .................    A-1

                        FUNDS AT A GLANCE

                        Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

                        Each Fund has its own goals and investment strategies, and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

                        The four Tax Free Funds invest primarily in high quality municipal securities and most of the dividends they pay are exempt from federal and, in certain cases, state income taxes. The Tax Free Funds are non-diversified funds, which means that they may invest relatively high percentages of their assets in a limited number of issuers. As a result, these Funds have more risk than broadly diversified money market funds.

CITI CASH RESERVES

This summary briefly describes Citi Cash Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Cash Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;


  o commercial paper and asset-backed securities;


  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and


  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.


Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.


YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.


FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than United States markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors such as the Fund.


CONCENTRATION IN THE BANKING INDUSTRY. Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Cash Reserves if:

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.

  o You're seeking higher returns than are usually available from U.S. Treasury money market funds.


Don't invest in the Fund if:


  o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.


FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.


CASH RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                  1991                            5.87%
                  1992                            3.30%
                  1993                            2.71%
                  1994                            3.84%
                  1995                            5.59%
                  1996                            4.97%
                  1997                            5.14%
                  1998                            5.05%
                  1999                            4.68%
                  2000                            5.88%

As of September 30, 2001, Class N shares had a year-to-date return of 3.24%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.66%             March 31, 1991

Lowest                0.64%             March 31, 1993

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2000
                                  1 Year       5 Years     10 Years
Cash Reserves-Class N              5.88%        5.14%        4.70%

iMoneyNet 1st Tier
Taxable Money Market Funds
Average                            5.66%        5.11%        4.63%

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

-------------------------------------------------------------------------------
    FEE TABLE
-------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
-------------------------------------------------------------------------------

    Management Fees                                                       0.55%
    Distribution (12b-1) Fees (includes service fees)                     0.25%
    Other Expenses                                                        0.05%
-------------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.85%
-------------------------------------------------------------------------------

  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                          0.70%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.


-------------------------------------------------------------------------------


EXAMPLE
-------------------------------------------------------------------------------

    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;


      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI CASH RESERVES
                            1 YEAR        3 YEARS        5 YEARS        10 YEARS
    ---------------------------------------------------------------------------

    CLASS N SHARES            $87           $271           $471          $1,049


-------------------------------------------------------------------------------

CITI U.S. TREASURY RESERVES

This summary briefly describes Citi U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, U.S. Treasury Reserves invests all of its assets in:


  o U.S. Treasury bills, notes and bonds;

  o Treasury receipts; and


  o securities issued by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.


Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.


YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in U.S. Treasury Reserves if:

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.

  o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

  o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.


U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                  1992                            3.16%
                  1993                            2.54%
                  1994                            3.44%
                  1995                            5.09%
                  1996                            4.59%
                  1997                            4.64%
                  1998                            4.50%
                  1999                            4.06%
                  2000                            5.39%

As of September 30, 2001, Class N shares had a year-to-date return of 2.91%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.42%             December 31, 2000

Lowest                0.61%             June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2000
                                                            Life of
                                                             Fund
                                                             Since
                                                            May 3,
                                  1 Year       5 Years       1991
U.S. Treasury Reserves-
 Class N                           5.39%        4.63%        4.22%

iMoneyNet 100% U.S. Treasury
 Rated Money Market Funds
 Average                           5.31%        4.79%           *


* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

-------------------------------------------------------------------------------
    FEE TABLE
-------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
-------------------------------------------------------------------------------

    Management Fees                                                       0.55%
    Distribution (12b-1) Fees (includes service fees)                     0.25%
    Other Expenses                                                        0.11%
-------------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.91%
-------------------------------------------------------------------------------
  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                          0.70%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.


-------------------------------------------------------------------------------


EXAMPLE

-------------------------------------------------------------------------------

    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;


      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI U.S. TREASURY RESERVES    1 YEAR      3 YEARS      5 YEARS     10 YEARS
    ---------------------------------------------------------------------------

    CLASS N SHARES                   $93         $290        $504        $1,120


-------------------------------------------------------------------------------

CITI TAX FREE RESERVES

This summary briefly describes Citi Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide shareholders high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES


  o Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

  o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minumum tax.

  o Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

  o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS

Investing in a mutual fund involves risk. Although Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.


YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.


NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund also may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.


CONCENTRATION IN THE BANKING INDUSTRY. Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/ or backed by bank obligations. This means that an investment in Tax Free Reserves may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Tax Free Reserves if:

  o You're seeking federally tax-exempt income from your investment.*

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.


* Some income may be subject to tax. Consult your personal tax adviser.


Don't invest in the Fund if:

  o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

  o You're seeking long-term growth of capital or high income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet General Purpose Tax Free Money Market Funds Average.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N

                  1991                            4.24%
                  1992                            2.60%
                  1993                            1.92%
                  1994                            2.35%
                  1995                            3.34%
                  1996                            2.91%
                  1997                            3.12%
                  1998                            2.96%
                  1999                            2.72%
                  2000                            3.58%

As of September 30, 2001, Class N shares had a year-to-date return of 1.95%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.14%             March 31, 1991

Lowest                0.43%             March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2000

                                  1 Year       5 Years     10 Years
Tax Free Reserves -
 Class N                           3.58%        3.06%        2.97%

iMoneyNet General
 Purpose Tax Free
 Money Market
 Funds Average                     3.39%        3.00%        2.93%

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

-------------------------------------------------------------------------------
    FEE TABLE
-------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
-------------------------------------------------------------------------------


    Management Fees                                                       0.50%
    Distribution (12b-1) Fees (includes service fees)                     0.25%
    Other Expenses                                                        0.06%
-------------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.81%
-------------------------------------------------------------------------------
  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                          0.65%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio.


-------------------------------------------------------------------------------


EXAMPLE

-------------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;


      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI TAX FREE RESERVES     1 YEAR       3 YEARS       5 YEARS       10 YEARS
    ---------------------------------------------------------------------------

    CLASS N SHARES               $83         $259          $450          $1,002


-------------------------------------------------------------------------------

CITI CALIFORNIA TAX FREE RESERVES

This summary briefly describes Citi California Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES


  o California Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

  o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

  o Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to California personal income taxes. The Fund also may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

  o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.


MAIN RISKS

Investing in a mutual fund involves risk. Although California Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.


YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.


NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in California issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.


CALIFORNIA ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in California, the Fund is more exposed to events that adversely affect issuers in California. In particular, issuers of California municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in California's economy. California's economy tends to be concentrated in the entertainment and high technology industries, and therefore the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that California has experienced difficulties in recent years and is currently experiencing an economic downturn. California has experienced a severe energy problem which could recur. Disruptions in energy supply, and costs of addressing the energy problem, could adversely affect California's economy and could cause the Fund to lose money. If the Fund has difficulty finding high quality California municipal obligations to purchase, the amount of the Fund's income that is subject to California taxes could increase.

CONCENTRATION IN THE BANKING INDUSTRY. California Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in California Tax Free Reserves if:

  o You're seeking tax-exempt income from your investment.*

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.

  o Your income is subject to California personal income tax.


Don't invest in the Fund if:


  o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

  o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

*Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet California Tax Free Money Market Funds Average.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CALIFORNIA TAX FREE RESERVES

ANNUAL TOTAL RETURNS


                  1993                            2.30%
                  1994                            2.66%
                  1995                            3.57%
                  1996                            2.93%
                  1997                            3.02%
                  1998                            2.82%
                  1999                            2.52%
                  2000                            3.12%

As of September 30, 2001, Class N shares had a year-to-date return of 1.66%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.93%             June 30, 1995
Lowest                0.53%             March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2000
                                                          Life of
                                                            Fund
                                                           Since
                                                         March 10,
                                  1 Year     5 Years        1992
California Tax Free Reserves-
Class N                           3.12%       2.88%        2.86%

iMoneyNet California Tax Free
 Money Market Funds Average       3.01%       2.85%          *

* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

-------------------------------------------------------------------------------
    FEE TABLE
-------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
-------------------------------------------------------------------------------


    Management Fees                                                       0.45%
    Distribution (12b-1) Fees (includes service fees)                     0.25%
    Other expenses                                                        0.12%
-------------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.82%
-------------------------------------------------------------------------------

  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                          0.65%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses.


-------------------------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------------------------


    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;


      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI CALIFORNIA TAX FREE RESERVES   1 YEAR     3 YEARS    5 YEARS   10 YEARS
    ---------------------------------------------------------------------------

    CLASS N SHARES                        $84        $262       $455     $1,014


-------------------------------------------------------------------------------

CITI CONNECTICUT TAX FREE RESERVES

This summary briefly describes Citi Connecticut Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES


  o Connecticut Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

  o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

  o Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to Connecticut personal income taxes. The Fund also may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

  o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.


MAIN RISKS

Investing in a mutual fund involves risk. Although Connecticut Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.


YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.


NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in Connecticut issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.


CONNECTICUT ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the Fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.


You should be aware that Connecticut has experienced economic difficulties in recent years, and could do so again in the future. Many parts of the country are currently experiencing an economic downturn. A downturn in Connecticut could cause the Fund to lose money. If the Fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the Fund's income that is subject to Connecticut taxes could increase.


CONCENTRATION IN THE BANKING INDUSTRY. Connecticut Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Connecticut Tax Free Reserves if:

  o You're seeking tax-exempt income from your investment.*

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.

  o Your income is subject to Connecticut personal income tax.


Don't invest in the Fund if:


  o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle - such as an IRA account.

  o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

* Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.


The Fund offers three classes of shares -- Class N and Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares. Only Class N shares are offered through this prospectus.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.


CONNECTICUT TAX FREE RESERVES

ANNUAL TOTAL RETURNS -- CLASS N


                  1994                            2.80%
                  1995                            3.63%
                  1996                            2.97%
                  1997                            3.00%
                  1998                            2.92%
                  1999                            2.60%
                  2000                            3.32%

As of September 30, 2001, Class N shares had a year-to-date return of 1.72%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.94%             June 30, 1995
Lowest                0.49%             March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2000
                                                      Life of Fund
                                                         Since
                            1 Year       5 Years      Dec. 1, 1993
Connecticut Tax Free
 Reserves - Class N          3.32%        2.96%          3.02%

iMoneyNet Connecticut Tax
 Free Money Market Funds
 Average                     3.20%        2.83%            *

* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.


-------------------------------------------------------------------------------
    FEE TABLE
-------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
-------------------------------------------------------------------------------

    Management Fees                                                       0.45%
    Distribution (12b-1) Fees (includes service fees)                     0.25%
    Other Expenses                                                        0.12%
-------------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.82%
-------------------------------------------------------------------------------
  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                          0.65%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses.

-------------------------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------------------------

    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;


      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI CONNECTICUT TAX FREE RESERVES     1 YEAR   3 YEARS   5 YEARS   10 YEARS
    ---------------------------------------------------------------------------

   CLASS N SHARES                           $84      $262      $455     $1,014


-------------------------------------------------------------------------------

CITI NEW YORK TAX FREE RESERVES

This summary briefly describes Citi New York Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES


  o New York Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

  o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

  o Subject to this 80% policy, the Fund may purchase other municipal obligations whose interest is subject to New York personal income taxes. The Fund also may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

  o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.


MAIN RISKS

Investing in a mutual fund involves risk. Although New York Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.


YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.


NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in New York issuers, and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.


NEW YORK ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in New York, the Fund is more exposed to events that adversely affect issuers in New York. In particular, issuers of New York municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in New York's economy. New York's economy tends to be concentrated in the financial services industries, and therefore the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

New York's economy has been hurt by downturns in the financial services industries and by the September 11, 2001 terrorist attacks on New York City. It is likely that the revenue base of New York City and New York State will experience some decline, and spending pressure related to the attacks will be substantial. At this time, it is not possible to predict what impact, if any, these events will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York municipal obligations. The credit quality of certain New York municipal obligations may be downgraded as a result of these events. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York municipal obligations to purchase, the amount of the Fund's income that is subject to New York taxes could increase.

CONCENTRATION IN THE BANKING INDUSTRY. New York Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in New York Tax Free Reserves if:

  o You're seeking tax-exempt income from your investment.*

  o You're seeking current income and a stabilized share price.

  o You want to be able to convert your investment to cash quickly with reduced risk to principal.

  o Your income is subject to New York State or New York City personal income taxes.

Don't invest in the Fund if:

  o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle--such as an IRA account.

  o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

* Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet New York Tax Free Money Market Funds Average.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.


NEW YORK TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                  1991                            3.86%
                  1992                            2.38%
                  1993                            1.79%
                  1994                            2.30%
                  1995                            3.31%
                  1996                            2.86%
                  1997                            3.06%
                  1998                            2.91%
                  1999                            2.64%
                  2000                            3.46%

As of September 30, 2001, Class N shares had a year-to-date return of 1.84%.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.02%             March 31, 1991

Lowest                0.42%             June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 2000

                                  1 Year       5 Years     10 Years
New York Tax Free Reserves -
Class N                            3.46%        2.99%        2.86%

iMoneyNet New York Tax Free
 Money Market Funds Average        3.39%        2.94%        2.83%

FUND FEES AND EXPENSES
    This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

-------------------------------------------------------------------------------
    FEE TABLE
-------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
-------------------------------------------------------------------------------


    Management Fees                                                       0.45%
    Distribution (12b-1) Fees (includes service fees)                     0.25%
    Other Expenses                                                        0.05%
-------------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.75%
-------------------------------------------------------------------------------
  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                          0.65%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses.

-------------------------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------------------------

    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;


      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI NEW YORK TAX FREE RESERVES    1 YEAR     3 YEARS     5 YEARS   10 YEARS
    ---------------------------------------------------------------------------

    CLASS N SHARES                      $77        $240        $417       $930


-------------------------------------------------------------------------------

YOUR ACCOUNT


HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.


The Funds do not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.


If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.

If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Cash Reserves calculates its NAV at 3:00 p.m. Eastern time, U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time, and the other Funds calculate their NAV at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.


The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV (normally $1.00 per share) on the day your account was closed.


The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.


There is no sales charge on Fund shares you acquire through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.


DIVIDENDS
Each business day when a Fund determines its NAV, it calculates the Fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: For Cash Reserves and U.S. Treasury Reserves, you normally will be required to pay federal income tax on any dividends and other distributions you receive, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gains dividends will be taxed as long-term net capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

Each of the Tax Free Funds expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the Fund's dividends to you will not be subject to federal income tax. However, each Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that a Tax Free Fund may realize short-term or long-term capital gains or losses. As a result, a Tax Free Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which the Fund designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Tax Free Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Tax Free Fund shares.

STATE AND LOCAL TAXES:   Generally, you will have to pay state or local taxes
on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Except as noted below, Fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

CALIFORNIA TAX FREE RESERVES: The Fund expects that as long as the Fund meets certain requirements, including that at least 50% of the value of the Fund's assets consists of certain qualifying California municipal obligations, shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, dividends received from the Fund which are derived from interest (less related expenses) from such California municipal obligations of the Fund.


The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

CONNECTICUT TAX FREE RESERVES: The Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the Fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.


NEW YORK TAX FREE RESERVES: The Fund expects that, to the extent that dividends received from the Fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the Fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.


TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGER

The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees their operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES

For the fiscal year ended August 31, 2001, Citibank, the Funds' investment adviser until March 31, 2001, and Citi Fund Management Inc., the Funds' manager starting on April 1, 2001, received the following fees:

-------------------------------------------------------------------------
                                                  FEE, AS PERCENTAGE OF
        FUND                                     AVERAGE DAILY NET ASSETS
-------------------------------------------------------------------------
 Citi Cash Reserves                                        0.08%
-------------------------------------------------------------------------
 Citi U.S. Treasury Reserves                               0.07%
-------------------------------------------------------------------------
 Citi Tax Free Reserves                                    0.11%
-------------------------------------------------------------------------
 Citi California Tax Free Reserves                         0.11%
-------------------------------------------------------------------------
 Citi Connecticut Tax Free Reserves                        0.10%
-------------------------------------------------------------------------
 Citi New York Tax Free Reserves                           0.15%
-------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS
The Funds offer Class N shares. Connecticut Tax Free Reserves also offers Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares. These classes have different expense levels. Only Class N shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class N shares.

Each Fund has adopted a service plan for Class N shares under Rule 12b-1 under the Investment Company Act of 1940. The service plan allows the applicable
Fund to pay a monthly service fee not to exceed 0.25% of the average daily net assets represented by Class N shares of that Fund. This fee may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, or for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment in Class N shares and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Funds' Manager or an affiliate may make similar payments under similar arrangements.

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------

 WHAT ARE MONEY MARKET INSTRUMENTS?
 Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

-------------------------------------------------------------------------------

Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

Cash Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality.

U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Each of the Tax Free Funds -- Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves -- invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation or other interests in municipal obligations.

Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 80% of their assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from both federal income tax and from California, Connecticut and New York personal income taxes, respectively. These policies may not be changed without a shareholder vote.

Subject to these 80% policies, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves may invest in municipal obligations that are not free from applicable state taxes. This would cause the amount of each Fund's income that is subject to state tax to increase.

Each Tax Free Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Funds' taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of a Tax Free Fund's assets are invested in taxable instruments. Except for its 80% policy, each Tax Free Fund's investment goals and policies may be changed without a shareholder vote.

-------------------------------------------------------------------------------

 WHAT ARE MUNICIPAL OBLIGATIONS?
 Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

 Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.

-------------------------------------------------------------------------------

Municipal obligations bought by the Funds must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the Manager to be of comparable quality.

The Tax Free Funds invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Funds also invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Funds invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The Funds may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The Funds can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Funds will set aside the assets to pay for these securities at the time of the agreement.

Each of the Tax Free Funds may concentrate in participation interests in municipal obligations issued by banks and/or backed by bank obligations. This means that a Tax Free Fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. A Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.


DEFENSIVE STRATEGIES.   The Tax Free Funds may, from time to time, take
temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality taxable money market instruments, and may not be pursuing their investment objectives.


MANAGEMENT STYLE.   Managers of mutual funds use different styles when
selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

INVESTMENT STRUCTURE.   Cash Reserves, U.S. Treasury Reserves and Tax Free
Reserves do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to these Funds in this Prospectus include the underlying fund. Each of these Funds may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves may also invest in one or more other mutual funds or pooled investment vehicles in the future.

REORGANIZATION. Shareholders of the Tax Free Funds recently approved the reorganization of these Funds into newly created series of CitiFunds Trust III. The reorganizations took place on December 7, 2001. Please note that information in this prospectus relates to the Funds both before and after the reorganizations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years with respect to Class N shares. Certain information reflects financial results for a single Class N share. The total returns in the table represent the rate that an investor would have earned on an investment in Class N shares of the applicable Fund
(assuming reinvestment of all dividends and distributions). The information for Citi Cash Reserves has been audited by
PricewaterhouseCoopers LLP, and for the remaining Funds by KPMG LLP, whose reports, along with the Funds' financial statements and financial highlights, are included in the annual reports which are available upon request. The information in the following tables for each of the Funds other than Citi Cash Reserves for the fiscal years ended August 31, 1997 through August 31,
2000 has been audited by other independent auditors.


CITI CASH RESERVES
                                                                              CLASS N
                                                                       ---------------------
                                                                       YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------
                                           2001                 2000                1999               1998               1997

------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
  period                             $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
 Net investment income                  0.04958              0.05353             0.04536            0.05050            0.04940
 Less dividends from net
  investment income                    (0.04958)            (0.05353)           (0.04536)          (0.05050)          (0.04940)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period      $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                    $2,720,080           $2,553,409          $2,586,388         $2,198,443         $1,827,181
 Ratio of expenses to average
  net assets+                              0.70%                0.70%               0.70%              0.70%              0.70%
 Ratio of net investment income
  to average net assets+                   4.93%                5.35%               4.53%              5.05%              4.96%
 Total return                              5.07%                5.49%               4.63%              5.17%              5.05%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share     $  0.04722           $  0.05112          $  0.04301         $  0.04814         $  0.04697
 RATIOS:
  Expenses to average net assets+          0.95%                0.93%               0.94%              0.94%              0.95%
  Net investment income to
   average net assets+                     4.68%                5.11%               4.29%              4.81%              4.71%

+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.



CITI U.S. TREASURY RESERVES

                                                                              CLASS N
                                                                       ---------------------
                                                                       YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------
                                           2001                 2000                1999               1998               1997
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
  period                             $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
 Net investment income                  0.04529              0.04797             0.03947            0.04552            0.04547
 Less dividends from net
  investment income                    (0.04529)            (0.04797)           (0.03947)          (0.04552)          (0.04547)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period      $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                    $  348,313           $  288,447          $  343,496         $  319,930         $  360,717
 Ratio of expenses to average
  net assets+                              0.70%                0.70%               0.70%              0.70%              0.70%
 Ratio of net investment income
  to average net assets+                   4.50%                4.76%               3.96%              4.55%              4.57%
 Total return                              4.62%                4.90%               4.02%              4.65%              4.64%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share     $  0.04237           $  0.04523          $  0.03678         $  0.04292         $  0.04278
 RATIOS:
  Expenses to average net assets+          1.01%                0.97%               0.97%              0.96%              0.97%
  Net investment income to
   average net assets+                     4.19%                4.49%               3.69%              4.29%              4.30%

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.



CITI TAX FREE RESERVES

                                                                              CLASS N
                                                                       ---------------------
                                                                       YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------
                                           2001                 2000                1999               1998               1997
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
  period                             $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
 Net investment income                  0.03010              0.03279             0.02626            0.03042            0.03004
 Less dividends from net
  investment income                    (0.03010)            (0.03279)           (0.02626)          (0.03042)          (0.03004)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period      $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                    $  517,969           $  497,560          $  489,880         $  514,771         $  422,483
 Ratio of expenses to average
  net assets+                              0.65%                0.65%               0.65%              0.65%              0.65%
 Ratio of net investment income
  to average net assets+                   3.00%                3.27%               2.62%              3.04%              3.01%
 Total return                              3.05%                3.33%               2.66%              3.08%              3.05%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share     $  0.02678           $  0.03015          $  0.02365         $  0.02782         $  0.02715
 RATIOS:
  Expenses to average net assets+          0.97%                0.91%               0.91%              0.92%              0.94%
  Net investment income to
   average net assets+                     2.68%                3.01%               2.36%              2.77%              2.72%

+ Includes the Fund's share of the allocated expenses of Tax Free Reserves Portfolio's allocated expenses.



CITI CALIFORNIA TAX FREE RESERVES

                                                                              CLASS N
                                                                       ---------------------
                                                                       YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------
                                           2001                 2000                1999               1998               1997
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
  period                             $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
 Net investment income                  0.02588              0.02907             0.02473            0.02928            0.02899
 Less dividends from net
  investment income                    (0.02588)            (0.02907)           (0.02473)          (0.02928)          (0.02899)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period      $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                    $  300,601           $  313,292          $  306,033         $  285,628         $  207,345
 Ratio of expenses to average
  net assets                               0.65%                0.65%               0.65%              0.65%              0.65%
 Ratio of expenses to average
  net assets after fees paid
  indirectly                               0.65%                0.65%               0.65%              0.65%              0.65%
 Ratio of net investment income
  to average net assets                    2.57%                2.90%               2.47%              2.92%              2.91%
 Total return                              2.62%                2.95%               2.50%              2.97%              2.94%

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated
and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

 Net investment income per share     $  0.02295           $  0.02680          $  0.02243         $  0.02687         $  0.02630
 RATIOS:
  Expenses to average net assets           0.92%                0.88%               0.88%              0.90%              0.92%
  Net investment income to
   average net assets                      2.30%                2.67%               2.24%              2.67%              2.64%



CITI CONNECTICUT TAX FREE RESERVES

                                                                              CLASS N
                                                                       ---------------------
                                                                       YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------
                                           2001                 2000                1999               1998               1997
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
  period                             $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
 Net investment income                  0.02724              0.03052             0.02550            0.02971            0.02914
 Less dividends from net
  investment income                    (0.02724)            (0.03052)           (0.02550)          (0.02971)          (0.02914)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period      $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                    $  229,924           $  208,401          $  162,053         $  156,552         $  169,322
 Ratio of expenses to average
  net assets                               0.65%                0.65%               0.65%              0.66%              0.65%
 Ratio of expenses to average
  net assets after fees paid
  indirectly                               0.65%                0.65%               0.65%              0.65%              0.65%
 Ratio of net investment income
  to average net assets                    2.70%                3.08%               2.54%              2.98%              2.92%
 Total return                              2.76%                3.10%               2.58%              3.01%              2.95%

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated
and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

 Net investment income per share     $  0.02453           $  0.02819          $  0.02289         $  0.02712         $  0.02615
 RATIOS:
  Expenses to average net assets           0.92%                0.93%               0.91%              0.91%              0.95%
  Net investment income to
   average net assets                      2.43%                2.80%               2.28%              2.72%              2.62%



CITI NEW YORK TAX FREE RESERVES

                                                                              CLASS N
                                                                       ---------------------
                                                                       YEAR ENDED AUGUST 31,
                                     -----------------------------------------------------------------------------------------
                                           2001                 2000                1999               1998               1997
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
  period                             $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
 Net investment income                  0.02905              0.03156             0.02572            0.02991            0.02949
 Dividends from net investment
  income                               (0.02905)            (0.03156)           (0.02572)          (0.02991)          (0.02949)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period      $  1.00000           $  1.00000          $  1.00000         $  1.00000         $  1.00000
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                  $  1,397,782         $  1,267,712        $  1,181,524       $  1,094,732         $  976,959
 Ratio of expenses to average
  net assets                               0.65%                0.65%               0.65%              0.65%              0.65%
 Ratio of net investment income
  to average net assets                    2.88%                3.16%               2.56%              2.99%              2.95%
 Total return                              2.94%                3.20%               2.60%              3.03%              2.99%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

 Net investment income per share     $  0.02707           $  0.02963          $  0.02391         $  0.02791         $  0.02739
 RATIOS:
  Expenses to average net assets           0.85%                0.84%               0.84%              0.85%              0.86%
  Net investment income to
   average net assets                      2.68%                2.97%               2.38%              2.79%              2.74%


APPENDIX

TAXABLE EQUIVALENT YIELD TABLES


RATES FOR 2001 UNDER FEDERAL PERSONAL, STATE AND LOCAL INCOME TAX LAW FOR THE JURISDICTIONS INDICATED

If you are subject to income tax, you need to earn a higher taxable yield to achieve the same after-tax income than you would if the yield were tax-exempt. The following tables show the approximate taxable yields which are equivalent to tax-exempt yields under 2001 federal personal income tax laws, and under the state and local personal income tax laws described in the tables. If tax laws, rates or brackets are changed, the information in the table would be out of date. All of the Tax Free
Funds expect that a substantial portion of their dividends will be exempt from federal personal income taxes. California Tax
Free Reserves and Connecticut Tax Free Reserves also expect that a substantial portion of their dividends will be exempt from
California and Connecticut personal income taxes, respectively. Similarly, New York Tax Free Reserves expects that a substantial portion of the dividends it pays will be exempt from New York State and New York City personal income taxes.
However, in reviewing the tables below, you should remember that each of the Tax Free Funds may also pay dividends which are subject to federal, state and local personal income taxes.


FEDERAL TAX RATES


            TAXABLE INCOME*                INCOME                               FEDERAL TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
    SINGLE 2001          JOINT 2001       BRACKET     2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$  6,000         $0-$ 12,000    10.00%    2.22%   2.78%   3.33%   3.89%   4.44%   5.00%   5.56%   6.11%   6.67%    7.22%
  $  6,001-$ 27,050   $ 12,001-$ 45,200    15.00     2.35    2.94    3.53    4.12    4.71    5.29    5.88    6.47    7.06     7.65
  $ 27,051-$ 65,550   $ 45,201-$109,250    27.50     2.76    3.45    4.14    4.83    5.52    6.21    6.90    7.59    8.28     8.97
  $ 65,551-$136,750   $109,251-$166,500    30.50     2.88    3.60    4.32    5.04    5.76    6.47    7.19    7.91    8.63     9.35
  $136,751-$297,350   $166,501-$297,350    35.50     3.10    3.88    4.65    5.43    6.20    6.98    7.75    8.53    9.30    10.08
  $297,351 & Over     $297,351 & Over      39.10     3.28    4.11    4.93    5.75    6.57    7.39    8.21    9.03    9.85    10.67

* Net amount subject to Federal personal income tax after deductions and exemptions.



FEDERAL AND CALIFORNIA TAX RATES
            TAXABLE INCOME*                INCOME                            CALIFORNIA TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
    SINGLE 2001          JOINT 2001      BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$  5,748         $0-$ 11,496    10.90%    2.24%   2.81%   3.37%   3.93%   4.49%   5.05%   5.61%   6.17%    6.73%   7.30%
  $  5,749-$  6,000   $ 11,497-$ 12,000    11.80     2.27    2.83    3.40    3.97    4.54    5.10    5.67    6.24     6.80    7.37
  $  6,001-$ 13,625   $ 12,001-$ 27,250    16.70     2.40    3.00    3.60    4.20    4.80    5.40    6.00    6.60     7.20    7.80
  $ 13,626-$ 21,503   $ 27,251-$ 43,006    18.40     2.45    3.06    3.68    4.29    4.90    5.51    6.13    6.74     7.35    7.97
  $ 21,504-$ 27,050   $ 43,007-$ 45,200    20.10     2.50    3.13    3.75    4.38    5.01    5.63    6.26    6.88     7.51    8.14
  $ 27,051-$ 29,850   $ 45,201-$ 59,700    31.85     2.93    3.67    4.40    5.14    5.87    6.60    7.34    8.07     8.80    9.54
  $ 29,851-$ 37,725   $ 59,701-$ 75,450    33.30     3.00    3.75    4.50    5.25    6.00    6.75    7.50    8.25     9.00    9.75
  $ 37,726-$ 65,550   $ 75,451-$109,250    34.24     3.04    3.80    4.56    5.32    6.08    6.84    7.60    8.36     9.12    9.88
  $ 65,551-$136,750   $109,251-$166,500    36.96     3.17    3.97    4.76    5.55    6.35    7.14    7.93    8.73     9.52   10.31
  $136,751-$297,350   $166,501-$297,350    41.50     3.42    4.27    5.13    5.98    6.84    7.69    8.55    9.40    10.26   11.11
  $297,351 & Over     $297,351 & Over      44.76     3.62    4.53    5.43    6.34    7.24    8.15    9.05    9.96    10.86   11.77
 * Net amount subject to Federal and California personal income tax after deductions and exemptions.
** Effective combined federal and state tax bracket. Combined Federal and California rate assumes itemization of state tax deduction.


FEDERAL AND CONNECTICUT STATE TAX RATES


            TAXABLE INCOME*                INCOME                             CONNECTICUT TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
    SINGLE 2001          JOINT 2001      BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$  6,000         $0-$ 12,000    12.70%    2.29%   2.86%   3.44%   4.01%   4.58%   5.15%   5.73%   6.30%    6.87%   7.45%
  $  6,001-$ 10,000   $ 12,001-$ 20,000    17.55     2.43    3.03    3.64    4.24    4.85    5.46    6.06    6.67     7.28    7.88
  $ 10,001-$ 27,050   $ 20,001-$ 45,200    18.83     2.46    3.08    3.70    4.31    4.93    5.54    6.16    6.78     7.39    8.01
  $ 27,051-$ 65,550   $ 45,201-$109,250    30.76     2.89    3.61    4.33    5.06    5.78    6.50    7.22    7.94     8.67    9.39
  $ 65,551-$136,750   $109,251-$166,500    33.63     3.01    3.77    4.52    5.27    6.03    6.78    7.53    8.29     9.04    9.79
  $136,751-$297,350   $166,501-$297,350    38.40     3.25    4.06    4.87    5.68    6.49    7.31    8.12    8.93     9.74   10.55
  $297,351 & Over     $297,351 & Over      41.84     3.44    4.30    5.16    6.02    6.88    7.74    8.60    9.46    10.32   11.18
 * Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.
** Effective combined federal and state tax bracket. Combined Federal and Connecticut rate assumes itemization of state tax deduction.


FEDERAL AND NEW YORK STATE TAX RATES


            TAXABLE INCOME*                INCOME                              NEW YORK TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
    SINGLE 2001          JOINT 2001      BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$  6,000          $0-$12,000    13.60%    2.31%   2.89%   3.47%   4.05%   4.63%   5.21%   5.79%   6.37%    6.94%   7.52%
  $  6,001-$  8,000   $ 12,001-$ 16,000    18.40     2.45    3.06    3.68    4.29    4.90    5.51    6.13    6.74     7.35    7.97
  $  8,001-$ 11,000   $ 16,001-$ 22,000    18.83     2.46    3.08    3.70    4.31    4.93    5.54    6.16    6.78     7.39    8.01
  $ 11,001-$ 13,000   $ 22,001-$ 26,000    19.46     2.48    3.10    3.72    4.35    4.97    5.59    6.21    6.83     7.45    8.07
  $ 13,001-$ 20,000   $ 26,001-$ 40,000    20.02     2.50    3.13    3.75    4.38    5.00    5.63    6.25    6.88     7.50    8.13
  $ 20,001-$ 27,050   $ 40,001-$ 45,200    20.82     2.53    3.16    3.79    4.42    5.05    5.68    6.31    6.95     7.58    8.21
  $ 27,051-$ 65,550   $ 45,201-$109,250    32.47     2.96    3.70    4.44    5.18    5.92    6.66    7.40    8.14     8.88    9.62
  $ 65,551-$136,750   $109,251-$166,500    35.26     3.09    3.86    4.63    5.41    6.18    6.95    7.72    8.50     9.27   10.04
  $136,751-$297,350   $166,501-$297,350    39.92     3.33    4.16    4.99    5.83    6.66    7.49    8.32    9.15     9.99   10.82
  $297,351 & Over     $297,351 & Over      43.27     3.53    4.41    5.29    6.17    7.05    7.93    8.81    9.70    10.58   11.46
 * Net amount subject to Federal and New York personal income tax after deductions and exemptions.
** Effective combined federal and state tax bracket. Combined Federal and New York rate assumes itemization of state tax deduction.


FEDERAL, NEW YORK STATE AND NEW YORK CITY TAX RATES


            TAXABLE INCOME*                INCOME                            NEW YORK CITY TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
    SINGLE 2001          JOINT 2001      BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$  6,000         $0-$ 12,000    16.06%    2.38%   2.98%   3.57%   4.17%   4.77%   5.36%   5.96%    6.55%   7.15%   7.74%
  $  6,001-$  8,000   $ 12,001-$ 16,000    20.72     2.52    3.15    3.78    4.41    5.05    5.68    6.31     6.94    7.57    8.20
  $  8,001-$ 11,000   $ 16,001-$ 21,600    21.14     2.54    3.17    3.80    4.44    5.07    5.71    6.34     6.97    7.61    8.24
                      $ 21,601-$ 22,000    21.64     2.55    3.19    3.83    4.47    5.10    5.74    6.38     7.02    7.66    8.30
  $ 11,001-$ 12,000                        21.78     2.56    3.20    3.84    4.47    5.11    5.75    6.39     7.03    7.67    8.31
  $ 12,001-$ 13,000   $ 22,001-$ 26,000    22.28     2.57    3.22    3.86    4.50    5.15    5.79    6.43     7.08    7.72    8.36
  $ 13.001-$ 20,000   $ 26,001-$ 40,000    22.83     2.59    3.24    3.89    4.54    5.18    5.83    6.48     7.13    7.78    8.42
  $ 20,001-$ 25,000   $ 40,001-$ 45,000    23.64     2.62    3.27    3.93    4.58    5.24    5.89    6.55     7.20    7.86    8.51
  $ 25,001-$ 27,050   $ 45,001-$ 45,200    23.69     2.62    3.28    3.93    4.59    5.24    5.90    6.55     7.21    7.86    8.52
  $ 27,051-$ 50,000   $ 45,201-$ 90,000    35.36     3.09    3.87    4.64    5.41    6.19    6.96    7.74     8.51    9.28   10.06
  $ 50,001-$ 65,550   $ 90,001-$109,250    35.56     3.10    3.88    4.66    5.43    6.21    6.98    7.76     8.54    9.31   10.09
  $ 65,551-$136,750   $109,251-$166,500    39.08     3.28    4.10    4.92    5.75    6.57    7.39    8.21     9.03    9.85   10.67
  $136,751-$297,350   $166,501-$297,350    43.69     3.55    4.44    5.33    6.22    7.10    7.99    8.88     9.77   10.66   11.54
  $297,351 & Over     $297,351 & Over      46.54     3.74    4.68    5.61    6.55    7.48    8.42    9.35    10.29   11.22   12.16
 * Net amount subject to Federal, New York State and New York City personal income tax after deductions and exemptions.
** Effective combined federal, state and city tax bracket. Combined Federal, New York State and New York City rate assumes itemization of state tax deduction.


The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134, toll-free.


The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.



SEC File Number                                                       811-4052



                                                                       FD 02403

                                   PROSPECTUS
                                   ----------

                              --------------------
                                  SMITH BARNEY
                                   CONNECTICUT
                                  MONEY MARKET
                                    PORTFOLIO
                              CLASS A AND Y SHARES
                              --------------------

each class of
Citi(SM) Conecticut Tax Free Reserves
December 31, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

         [logo] SMITH BARNEY
                MUTUAL FUNDS
                YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)

--------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTENTS
-------------------------------------------------------------------------------


Investments, risks and performance ................................      2


More on the fund's investments ....................................     10


Management ........................................................     14

Choosing a class of shares to buy .................................     15

Letter of intent: Class Y shares ..................................     16

Deferred sales charges ............................................     16

Buying shares .....................................................     18

Exchanging shares .................................................     19

Redeeming shares ..................................................     21

Other things to know about share transactions .....................     23

Dividends, distributions and taxes ................................     25

Share price .......................................................     27


Financial highlights ..............................................     28

Appendix ..........................................................    A-1

Taxable equivalent yield tables ...................................    A-1


YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

-------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE
-------------------------------------------------------------------------------


The fund described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.


The fund invests primarily in high quality municipal securities and most of the dividends it pays are exempt from federal and Connecticut income taxes. The fund is a non-diversified mutual fund, which means that it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, this fund has more risk than broadly diversified money market funds.

This summary briefly describes Smith Barney Connecticut Money Market Portfolio
- Class A shares and Smith Barney Connecticut Money Market Portfolio - Class Y shares, and the principal risks of investing in the fund. For more information, see MORE ON THE FUND'S INVESTMENTS on page 10.


INVESTMENT OBJECTIVE

The fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the fund will achieve its goals.

PRINCIPAL INVESTMENT STRATEGIES

Key investments


[] The fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

[] Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

[] Subject to this 80% policy, the fund may purchase municipal obligations whose interest is subject to Connecticut personal income taxes. The fund also may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

[] The fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

SELECTION PROCESS Managers of mutual funds use different styles when selecting securities to purchase. The manager:


[] Uses a "top-down" approach when selecting securities for the fund. When using a "top- down" approach, the manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates.

[] Selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market on the basis of those factors and conditions.

[] Looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND


Investing in a mutual fund involves risk. The principal risks of investing in the fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the fund from achieving its goals; these other factors are not described here. More information about risks appears in the fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


[] The fund invests in short-term money market instruments. As a result, the amount of income paid to you by the fund will go up or down depending on day-to-day variations in short- term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


[] The fund invests in high quality debt securities, meaning securities that are rated, when the fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the fund could cause the value of your investment in the fund, or its yield, to decline.

[] A major change in interest rates or a significant decline in the market value of a fund investment, or other market event, could cause the value of your investment in the fund, or its yield, to decline.


[] The fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The fund invests a large portion of its assets in Connecticut issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in the fund's non-diversified status when you compare the fund with a more diversified mutual fund.


[] Because the fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore the fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this fund has more risk than a money market fund that invests in municipal obligations of issuers in many states. You should be aware that Connecticut has experienced economic difficulties in recent years, and could do so again in the future. This could cause the fund to lose money. If the fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the fund's income that is subject to Connecticut taxes could increase.

[] The fund may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST You should keep in mind that an investment in a money market fund is not a complete investment program. The fund may be an appropriate investment if you:


[] Are seeking tax-exempt income from your investment.*

[] Are seeking current income and a stabilized share price.

[] Want to be able to convert your investment to cash quickly with reduced risk to principal.

[] Have income that is subject to Connecticut personal income tax.

Do not invest in the fund if you:

[] Don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

[] Are seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

* Some income may be subject to tax. Consult your personal tax adviser.

RISK RETURN BAR CHART

The following bar chart and table can help you evaluate the risks and performance of the fund. The bar chart shows the fund's total returns for the calendar years indicated. The table compares the average annual returns for the fund to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.


The fund offers three classes of shares - Class N, Class A and Class Y. Only Class A and Class Y shares are offered through this prospectus. The chart and table show the performance of the fund's Class N shares because Class A and Class Y shares have less than a year of performance history.


When you consider this information, please remember that the fund's past performance is not necessarily an indication of how it will perform in the future. The fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the fund's performance may go down.


-------------------------------------------------------------------------------
                      TOTAL RETURN FOR CLASS N SHARES(1)
-------------------------------------------------------------------------------

                        1994                       2.80%
                        1995                       3.63%
                        1996                       2.97%
                        1997                       3.00%
                        1998                       2.92%
                        1999                       2.60%
                        2000                       3.32%
                        Calendar years ended December 31


QUARTERLY RETURNS:


Class N
Highest: 0.94% in 2nd quarter 1995; Lowest: 0.49% in 1st quarter 1994

Year to date: 1.72% through 9/30/01


RISK RETURN TABLE

-------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                           AS OF DECEMBER 31, 2000
-------------------------------------------------------------------------------

                          1 YEAR    5 YEARS    SINCE INCEPTION    INCEPTION DATE


Connecticut Tax Free
Reserves -- Class N(1)    3.32%      2.96%          3.02%            12/1/93

iMoneyNet
Connecticut
Tax Free
Money Market
Funds Average             3.20%      2.83%           (2)               N/A

(1) Returns are for Class N shares. Class A and Class Y shares have expenses that are the same as or lower than Class N shares and would have had similar annual returns.

(2) Information regarding performance for this period is not available.

FEE TABLE

This table describes the fees and expenses that you may pay if you invest in Class A and Class Y shares.

-------------------------------------------------------------------------------
                               SHAREHOLDER FEES
-------------------------------------------------------------------------------

(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                                          CLASS A    CLASS Y


Maximum sales charge (load) imposed on purchases           None       None
Maximum deferred sales charge (load)                       None(1)    None

-------------------------------------------------------------------------------
                      ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------------------------------

(EXPENSES DEDUCTED FROM
FUND ASSETS)

Management fee                                             0.45%      0.45%
Distribution (12b-1) fees (includes service fees)          0.10%      None
Other expenses                                             0.12%      0.12%
Total annual fund operating expenses*                      0.67%      0.57%

  * Because of voluntary waivers and/or reimbursements,
    actual total annual fund operating expenses are
    expected to be:                                        0.65%     0.55%

    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1) Class A shares acquired through an exchange of shares of another Smith Barney Mutual Fund which were originally acquired subject to a deferred sales charge remain subject to the original fund's deferred sales charge.

(2) Based on current fees and expenses.

EXAMPLE


This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[] You invest $10,000 in the fund for the period shown

[] Your investment has a 5% return each year

[] You reinvest all distributions and dividends


[] The fund's operating expenses remain the same -- the example does not include voluntary waivers and reimbursements


[] Redemption of your shares at the end of the period

-------------------------------------------------------------------------------
                     NUMBER OF YEARS YOU OWN YOUR SHARES
-------------------------------------------------------------------------------

                           1 YEAR      3 YEARS      5 YEARS      10 YEARS


Class A                     $68         $214         $373          $835
Class Y                     $58         $183         $318          $714


-------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS
-------------------------------------------------------------------------------

The fund's goals, principal investments and risks are summarized in "Investments, risks and expenses." More information on investments and investment strategies appears below.


The fund's principal investment strategies are the strategies that, in the opinion of the manager, are most likely to be important in trying to achieve the fund's investment goals. Of course, there can be no assurance that the fund will achieve its goals. Please note that the fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information.

$1.00 NET ASSET VALUE The fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The fund also complies with industry regulations that apply to money market funds. These regulations require that the fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the fund's investments must be in U.S. dollar- denominated high quality securities which have been determined by the manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the fund buys it, the manager will decide whether the security should be held or sold.

In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. The fund could do this if there were a default on an investment held by the fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the fund, you agree to this reduction should it become necessary.

MONEY MARKET INSTRUMENTS Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government; or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

CONNECTICUT MUNICIPAL SECURITIES The fund invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation or other interests in municipal obligations.

Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. This policy may not be changed without a shareholder vote.

Subject to this 80% policy, the fund may invest in municipal obligations that are not free from these state taxes. This would cause the amount of the fund's income that is subject to state tax to increase.

Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short-term cash needs in anticipation of receipt of tax and other revenues.

Municipal obligations bought by the fund must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the manager to be of comparable quality.

The fund invests in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The fund also invests in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The fund invests in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The fund may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The fund will set aside the assets to pay for these securities at the time of the agreement.

The fund may concentrate in participation interests in municipal obligations issued by banks and/or backed by bank obligations. This means that the fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

The fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The fund's taxable investments will be comparable in quality to its municipal investments. Under normal circumstances, not more than 20% of the fund's assets are invested in taxable instruments. Except for its policy with respect to investments in municipal obligations, the fund's investment goals and policies may be changed without a shareholder vote.


DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in high quality taxable money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


INVESTMENT STRUCTURE In the future, the fund may invest in securities through one or more mutual funds or pooled investment vehicles rather than investing directly in securities.

REORGANIZATION Fund shareholders recently approved the reorganization of the fund into a newly created series of CitiFunds Trust III. This reorganization took place on December 7, 2001. Please note that information in this prospectus relates to the fund both before and after the reorganization.

-------------------------------------------------------------------------------
MANAGEMENT
-------------------------------------------------------------------------------


MANAGER The fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The manager selects the fund's investments, oversees its operations, and provides administrative services. The manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the manager manages the day-to-day operations of the fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the fund. However, in making investment decisions for the fund, the manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the fund.

MANAGEMENT FEES For the fiscal year ended August 31, 2001, Citibank, the fund's investment adviser until March 31, 2001, and Citi Fund Management Inc., the fund's manager starting on April 1, 2001, received a fee, after waivers, of 0.10% of the fund's average daily net assets.


SERVICE PLAN The fund offers three classes of shares, Class N, Class A and Class Y shares. These classes have different expense levels. Only Class A and Class Y shares are offered in this prospectus. The fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class A and Class Y shares.


The fund has adopted a service plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the fund to pay a monthly fee not to exceed 0.45% per year of the average daily net assets represented by Class A shares. This service fee may be used to make payments to the distributor and to service agents or others as compensation for the sale of fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of fund assets, over time these fees will increase the cost of your investment in Class A shares and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The fund's manager or an affiliate may make similar payments under similar arrangements.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.


-------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES TO BUY
-------------------------------------------------------------------------------

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent").

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-------------------------------------------------------------------------------
                                                 INITIAL             ADDITIONAL
-------------------------------------------------------------------------------
                                        CLASS A         CLASS Y     ALL CLASSES

General                                  $1,000       $15 million          $50
Salomon Smith Barney
Sweep Features                          variable          n/a           variable
Uniform Gift to Minor Accounts           $  250       $15 million          $50

-------------------------------------------------------------------------------
LETTER OF INTENT: CLASS Y SHARES
-------------------------------------------------------------------------------

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

-------------------------------------------------------------------------------
DEFERRED SALES CHARGES
-------------------------------------------------------------------------------

CLASS A SHARES


If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the original deferred sales charge will apply to these shares. Therefore, if you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.


The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

[] Shares exchanged for shares of another Smith Barney fund

[] Shares that represent reinvested distributions and dividends

[] Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.


The Smith Barney funds' distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for Class A shares will generally be waived:

[] For involuntary redemptions of small account balances

[] For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

-------------------------------------------------------------------------------
BUYING SHARES
-------------------------------------------------------------------------------

   Through a Service   You should contact your Service Agent to open a
               Agent   brokerage account and make arrangements to buy
                       shares.

                       If you do not provide the following information, your order will be rejected
                       [] Specific fund being bought
                       [] Class of shares being bought
                       [] Dollar amount or number of shares being bought

                       Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

         Through the   Qualified retirement plans and certain other
                fund   investors who are clients of certain Service Agents
                       are eligible to buy shares directly from the fund.

                       [] Write the fund at the following address:
                           SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO (SPECIFY CLASS OF SHARES)
                           c/o PFPC GLOBAL FUND SERVICES
                           P.O. BOX 9699
                           PROVIDENCE, RI 02940-9699
                       [] Enclose a check to pay for the shares. For initial
                          purchases, complete and send an account application.

                       [] For more information, call Smith Barney Shareholder
                          Services at 1-800-451-2010.


                       For more information, contact your Service Agent or the transfer agent or consult the SAI.

-------------------------------------------------------------------------------
EXCHANGING SHARES
-------------------------------------------------------------------------------

  Smith Barney offers a    You should contact your Service Agent to exchange
  distinctive family of    into other Smith Barney mutual funds. Be sure to
 funds tailored to help    read the prospectus of the Smith Barney fund into
 meet the varying needs    which you are exchanging.
of both large and small
              investors    [] You may exchange shares only for shares of the
                              same class of another Smith Barney mutual fund.

                              Not all Smith Barney funds offer all classes.
                           [] Not all Smith Barney funds may be offered in your
                              state of residence. Contact your Service Agent or the transfer agent for further information.
                           [] Exchanges of Class A shares are subject to
                              minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.
                           [] If you hold share certificates, the sub-transfer
                              agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                           [] The fund may suspend or terminate your exchange
                              privilege if you engage in an excessive pattern of exchanges.

-------------------------------------------------------------------------------

          Sales charges    Your shares may be subject to an initial sales
                           charge at the time of the exchange. For more information, contact your Service Agent or the transfer agent.

                           Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.

-------------------------------------------------------------------------------


           By telephone    If you do not have a brokerage account with a
                           Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers.
                           If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call
                           Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the sub-transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00
                           p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.


                           You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------

                By mail If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.

-------------------------------------------------------------------------------
REDEEMING SHARES
-------------------------------------------------------------------------------

              Generally    Contact your Service Agent to redeem shares of the
                           fund.

                           If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                           If the shares are held by a fiduciary or corporation, other documents may be required.

                           Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                           If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------

                By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                             SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699

                         Your written request must provide the following:

                           [] The name of the fund and account number
                           [] The class of shares and the dollar amount or
                              number of shares to be redeemed
                           [] Signatures of each owner exactly as the account
                              is registered

--------------------------------------------------------------------------------

           By telephone    If you do not have a brokerage account with a
                           Service Agent, you may be eligible to redeem shares in amounts up to $10,000 per day through the fund.
                           You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York
                           Stock Exchange is open. For clients of a PFS
                           Investments Registered Representative, call Primerica
                           Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the sub-transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                           (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.


                           Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on wire transfers.

                           For more information, contact your Service Agent or consult the SAI.

-------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
-------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[] Name of the fund

[] Account number

[] Class of shares being bought, exchanged or redeemed

[] Dollar amount or number of shares being bought, exchanged or redeemed

[] Signature of each owner exactly as the account is registered


Purchases of fund shares become effective when the fund receives, or converts your purchase amount into, immediately available funds, which ordinarily will be the next business day after your trade date. The transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.


SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

[] Are redeeming over $10,000

[] Are sending signed share certificates or stock powers to the sub-transfer agent

[] Instruct the sub-transfer agent to mail the check to an address different from the one on your account

[] Changed your account registration

[] Want the check paid to someone other than the account owner(s)

[] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


The fund has the right to:


[] Suspend the offering of shares

[] Waive or change minimum and additional investment amounts

[] Reject any purchase or exchange order

[] Change, revoke or suspend the exchange privilege

[] Suspend telephone transactions

[] Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

[] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


SMALL ACCOUNT BALANCES/INVOLUNTARY REDEMPTIONS If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder or redeem the shareholder's shares.


SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


RECORD OWNERSHIP If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.

-------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------


Dividends Each business day when the fund determines its NAV, it calculates the fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. You will receive your dividends as full and fractional additional fund shares. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


TAXES This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


The fund expects that most of its net income will be attributable to interest on municipal obligations and as a result, most of the fund's dividends to you will not be subject to federal income tax. However, the fund may invest from time to time in taxable securities, and certain fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the fund may realize short-term or long-term capital gains or losses. As a result, the fund may designate some distributions as income or short-term capital gains dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.


Fund dividends which the fund designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying fund shares.


STATE AND LOCAL TAXES Generally, you will have to pay state or local taxes on fund dividends and other distributions. Except as noted below, fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.


The fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

FOREIGN SHAREHOLDERS The fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.


TAXATION OF TRANSACTIONS If you sell your shares of the fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

-------------------------------------------------------------------------------
SHARE PRICE
-------------------------------------------------------------------------------


You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done at 12:00 noon, Eastern time. The Exchange is closed on certain holidays listed in the SAI.


The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00.

FORM OF PURCHASE PAYMENT          PURCHASE IS EFFECTIVE AND DIVIDENDS BEGIN

[] Payment in federal funds        If received before     At 12:00 noon on that
                                   12:00 noon:            day

[] Having a sufficient cash        If received after      At 12:00 noon on the
   balance in your account         12:00 noon:            next business day
   with a Service Agent

[] Other forms of payment,         At 12:00 noon on the
   with conversion into, or        next business day
   advance of, federal
   funds by a Service Agent


[] Other forms of payment          At 12:00 noon on the
   received by the transfer        next business day
   agent


Service Agents must promptly transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the period shown with respect to Class A shares. Class Y shares were not outstanding during this period. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned on an investment in Class A shares of the fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, whose reports, along with the fund's financial statements, are included in the annual report which is available upon request.

-------------------------------------------------------------------------------
                                CLASS A SHARES
-------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                                  JULY 3, 2001
                                                                 (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                               AUGUST 31, 2001
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $1.00000
------------------------------------------------------------------------------
 LESS DIVIDENDS FROM NET INVESTMENT INCOME                            (0.00301)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $1.00000
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
 NET ASSETS, END OF PERIOD (000'S OMITTED)                             $31,972
 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                 0.65%*
 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER FEES PAID
 INDIRECTLY                                                              0.65%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   1.77%*
------------------------------------------------------------------------------
TOTAL RETURN                                                             0.30%**
------------------------------------------------------------------------------
Note: If agents of the fund had not voluntarily waived all or a portion of their fees from the fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                                       $0.00030
Ratios:
 Expenses to average net assets                                          4.37%*
 Net investment loss to average net assets                            (1.95)%*
 * Annualized.
** Not annualized.

----------------------------------------------------------------------------------------------------------------------------------
APPENDIX
----------------------------------------------------------------------------------------------------------------------------------

Taxable Equivalent Yield Tables


Rates for 2001 under Federal Personal and State Income Tax Law for the jurisdictions indicated

If you are subject to income tax, you need to earn a higher taxable yield to achieve the same after-tax income than you would if the yield were tax-exempt. The following tables show the approximate taxable yields which are equivalent to tax-exempt yields under 2001 federal personal income tax laws, and under the state and local personal income tax laws described in the tables. If tax laws, rates or brackets are changed, the information in the table would be out of date. The fund expects that a substantial portion of its dividends will be exempt from federal and Connecticut personal income taxes. However, in reviewing the tables below, you should remember that the fund may also pay dividends which are subject to federal and state personal income taxes.


FEDERAL TAX RATES


          TAXABLE INCOME*                                                     FEDERAL TAX-EXEMPT YIELD
                                       INCOME
------------------------------------    TAX      --------------------------------------------------------------------------------
   SINGLE 2001        JOINT 2001      BRACKET     2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%     5.5%     6.0%     6.5%
---------------------------------------------------------------------------------------------------------------------------------
      $0-$  6,000        $0-$ 12,000    10.0%    2.22%   2.78%   3.33%   3.89%   4.44%   5.00%   5.56%     6.11%    6.67%    7.22%
$  6,001-$ 27,050  $ 12,001-$ 45,200    15.00    2.35    2.94    3.53    4.12    4.71    5.29    5.88      6.47     7.06     7.65
$ 27,051-$ 65,550  $ 45,201-$109,250    27.50    2.76    3.45    4.14    4.83    5.52    6.21    6.90      7.59     8.28     8.97
$ 65,551-$136,750  $109,251-$166,500    30.50    2.88    3.60    4.32    5.04    5.76    6.47    7.19      7.91     8.63     9.35
$136,751-$297,350  $166,501-$297,350    35.50    3.10    3.88    4.65    5.43    6.20    6.98    7.75      8.53     9.30    10.08
$297,351 & Over    $297,351 & Over      39.10    3.28    4.11    4.93    5.75    6.57    7.39    8.21      9.03     9.85    10.67


* Net amount subject to Federal personal income tax after deductions and exemptions.

FEDERAL AND CONNECTICUT STATE TAX RATES


            TAXABLE INCOME*               INCOME                              CONNECTICUT TAX-EXEMPT YIELD
---------------------------------------     TAX      ----------------------------------------------------------------------------
    SINGLE 2001          JOINT 2001      BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
---------------------------------------------------------------------------------------------------------------------------------
        $0-$  6,000         $0-$ 12,000    12.70%    2.29%   2.86%   3.44%   4.01%   4.58%   5.15%   5.73%    6.30%   6.87%   7.45%
  $  6,001-$ 10,000   $ 12,001-$ 20,000    17.55     2.43    3.03    3.64    4.24    4.85    5.46    6.06     6.67    7.28    7.88
  $ 10,001-$ 27,050   $ 20,001-$ 45,200    18.83     2.46    3.08    3.70    4.31    4.93    5.54    6.16     6.78    7.39    8.01
  $ 27,051-$ 65,550   $ 45,201-$109,250    30.76     2.89    3.61    4.33    5.06    5.78    6.50    7.22     7.94    8.67    9.39
  $ 65,551-$136,750   $109,251-$166,500    33.63     3.01    3.77    4.52    5.27    6.03    6.78    7.53     8.29    9.04    9.79
  $136,751-$297,350   $166,501-$297,350    38.40     3.25    4.06    4.87    5.68    6.49    7.31    8.12     8.93    9.74   10.55
  $297,351 & Over     $297,351 & Over      41.84     3.44    4.30    5.16    6.02    6.88    7.74    8.60     9.46   10.32   11.18


 * Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.

** Effective combined federal and state tax bracket. Combined Federal and Connecticut rate assumes itemization of state tax deduction.


                     [This Page Intentionally Left Blank]

                     [This Page Intentionally Left Blank]

[logo] SMITH BARNEY
       MUTUAL FUNDS
YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agent at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address:
PUBLIC-INFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Your Serious Money. Professionally
     Managed. is a service mark of
     Salomon Smith Barney Inc.




(Citi Connecticut Tax Free Reserves
Investment Company Act file no. 811-4052)
FD 02332  12/01

                                                                   Statement of
                                                         Additional Information
                                                              December 31, 2001

CITI(SM) CASH RESERVES                    CITI(SM) CALIFORNIA TAX FREE RESERVES
CITI(SM) U.S. TREASURY RESERVES           CITI(SM) CONNECTICUT TAX FREE RESERVES
CITI(SM) TAX FREE RESERVES                CITI(SM) NEW YORK TAX FREE RESERVES


This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2001 for the Class N shares of Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves and Citi New York Tax Free Reserves (the foregoing, collectively, the "Funds"), or the Prospectus dated December 31, 2001 of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y, each a separate class of Citi Connecticut Tax Free Reserves. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 36 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-995-0134, toll free.

Each Fund is a separate series of CitiFunds(SM) Trust III. The address and telephone number of CitiFunds Trust III (the "Trust") are 125 Broad Street, New York, New York 10004, 1-800-995-0134.


The Trust invests all of the assets of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively (collectively, the "Portfolios"). The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-995-0134.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY CITIGROUP INC. AFFILIATE, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----


1.   The Funds ........................................................       2
2.   Investment Objectives, Policies and Restrictions .................       3
3.   Performance Information ..........................................      16
4.   Determination of Net Asset Value .................................      20
5.   Additional Information on the Purchase and Sale of Shares ........      21
6.   Dealer Commissions and Concessions ...............................      24
7.   Management .......................................................      25
8.   Portfolio Transactions ...........................................      33
9.   Description of Shares, Voting Rights and Liabilities .............      33
10.   Certain Additional Tax Matters ..................................      35
11.   Independent Accountants and Financial Statements ................      36
Appendix A -- Ratings of Municipal Obligations ........................     A-1
Appendix B -- Additional Information Concerning California Municipal
              Obligations .............................................     B-1
Appendix C -- Additional Information Concerning Connecticut Municipal
              Obligations .............................................     C-1
Appendix D -- Additional Information Concerning New York Municipal
              Obligations .............................................     D-1
Appendix E -- Additional Information Concerning Puerto Rico Municipal
              Obligations .............................................     E-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE FUNDS

CitiFunds Trust III is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 28, 1985 and is the successor to the business of The Landmark Funds Cash Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1984. Prior to January 2, 1998, CitiFunds Trust III was called Landmark Funds III.

Shares of the Trust are divided into six separate series, Cash Reserves, U.S. Treasury Reserves, Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves. Cash Reserves and U.S. Treasury Reserves are no-load, diversified series of the Trust, and Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves are no-load non-diversified series of the Trust.


Prior to October 23, 2000, Cash Reserves and U.S. Treasury Reserves were called CitiFunds Cash Reserves and CitiFunds U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively. Prior to December 7, 2001, Tax Free Reserves was organized as a separate business trust under the laws of the Commonwealth of Massachusetts. The predecessor of Tax Free Reserves was organized on June 21, 1985 and was the successor to the business of The Landmark Funds Tax Free Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1983. Prior to December 7, 2001, each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were organized as series of a separate business trust called CitiFunds Multi-State Tax Free Trust. CitiFunds Multi-State Tax Free Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985.


All references in this Statement of Additional Information to the activities of the Funds or the Trust are intended to include those of their respective predecessors, if any, unless the context indicates otherwise. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated December 31, 2001, of the Class N shares of the Funds, and the Prospectus, dated December 31, 2001, of the Smith Barney Connecticut Money Market Portfolio
- Class A and Class Y shares, by which shares of the Funds are offered.

Each of the Funds is a type of mutual fund called a "money market fund." Tax Free Reserves is referred to as a "tax-exempt money market fund." Each of California Tax Free Reserves and Connecticut Tax Free Reserves is a type of fund commonly referred to as a "double tax-exempt money market fund," and New York Tax Free Reserves is a type of fund commonly referred to as a "triple tax-exempt money market fund." The net asset value of each Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

Each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves is referred to as a "Tax Free Fund." Each Tax Free Fund is non-diversified.


Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio is a diversified, open-end management investment company, and Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Trustees of the Trust believe that the aggregate per share expenses of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.


The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

Information about other holders of interests in the Portfolios is available from the Funds' distributor, Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may, in the future, convert to a fund of funds structure. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies. Each other Fund may, in the future, convert to a fund of funds structure or a master feeder structure similar to that of Cash Reserves, U.S. Treasury Reserves, and Tax Free Reserves.

Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves from day to day in accordance with the investment objectives and policies of each Portfolio or each such Fund. The selection of investments for each Portfolio and each such Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.


Shares of each Fund are continuously sold by Salomon Smith Barney, each Fund's Distributor. Shares may be purchased from the Funds' Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). The Distributor and Service Agents may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


               2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

The investment objective of CASH RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

The investment objective of U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

The investment objectives of TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

The investment objectives of CALIFORNIA TAX FREE RESERVES are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

The investment objectives of CONNECTICUT TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

The investment objectives of NEW YORK TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                               INVESTMENT POLICIES


CitiFunds Trust III seeks the investment objectives of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves by investing all of their assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to the Funds and the Portfolios, as applicable.

Each of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. If any of these Funds were to then invest directly in securities, a Fund's assets would be invested in accordance with the investment policies described below.

Except for a Tax Free Fund's policy to invest at least 80% of its assets in certain municipal obligations, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies, except with respect to the policy of Tax Free Reserves Portfolio to invest at least 80% of its assets in certain municipal obligations, as discussed below. If, however, either U. S. Treasury Reserves or U. S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would, give written notice to its shareholders at least 60 days prior to implementing the change.

Cash Reserves

Cash Reserves Portfolio seeks its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Cash Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Cash Reserves Portfolio invests, under normal circumstances, in:

                  (1) Bank obligations -- Cash Reserves Portfolio may, from time to time, invest up to 100% of its assets in bank obligations such as certificates of deposit, fixed time deposits and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

         Cash Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

         Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.


         U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


         Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks are deemed to be non-U.S. bank obligations) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.


         Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

         The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

         U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

         Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

                  (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.

                  (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

                  (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

                  (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements," below for a description of repurchase agreements.)


                  (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as Certificates for Automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in marked interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.


         Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.



U.S. TREASURY RESERVES

U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.


THE TAX FREE FUNDS


Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in Municipal Obligations and interests in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

Each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves seeks its investment objectives by investing primarily in short-term, high quality Municipal Obligations (as defined above Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 80% of their assets in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and California, Connecticut and New York State and New York City personal income taxes, respectively, although the exact amount of a Fund's assets invested in such securities varies from time to time.

Each Tax Free Fund's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations may not be changed without shareholder approval.

In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although each Fund will attempt to invest 100% of its assets in Municipal Obligations, each Fund reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. Each Fund may invest more than 25% of its assets in participation certificates or other interests in Municipal Obligations issued or backed by banks. In view of this possible "concentration" in bank participation certificates, an investment in the Tax Free Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Each Tax Free Fund may hold uninvested cash reserves pending investment. Each Tax Free Fund's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

As non-diversified investment companies, no Tax Free Fund is subject to statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers). Each Tax Free Fund may, however, invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

All investments by the Tax Free Funds mature or are deemed to mature at least within 397 days from the date of acquisition and the average maturity of each Fund's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by the Funds are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

All investments by the Tax Free Funds are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)

In the case of California Tax Free Reserves, in general, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of California and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("California Municipal Obligations"), will be exempt from federal and California personal income taxes. In order for California Tax Free Reserves to pay dividends that are exempt from federal tax and California personal income tax, the Fund must continue to qualify as a "regulated investment company" for federal income tax purposes. In addition, in order for California Tax Free Reserves to be eligible to pay dividends that are exempt from California personal income tax, at the end of each quarter of its taxable year at least 50% of the Fund's total assets must be invested in obligations, the interest on which is exempt from California taxation when received by an individual ("California Exempt-Interest Securities").


For Connecticut Tax Free Reserves, dividends paid by the Fund which are treated as exempt-interest dividends for federal income tax purposes, to the extent derived from interest income on tax-exempt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, obligations of Puerto Rico, other U.S. territories and their political subdivisions and other qualifying issuers ("Connecticut Municipal Obligations"), will be exempt from federal and Connecticut personal income taxes.


In the case of New York Tax Free Reserves, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("New York Municipal Obligations"), will be exempt from federal, New York State and New York City personal income taxes.

Subject to their 80% investment policy, the Tax Free Funds may purchase Municipal Obligations issued by other states, their agencies and instrumentalities the interest income on which will be exempt from federal income tax but will be subject to California, Connecticut or New York State and New York City personal income taxes, as the case may be.


MUNICIPAL OBLIGATIONS


Each of the Tax Free Funds invests at least 80% of its assets, under normal circumstances, in Municipal Obligations, including:

                  (1) Municipal bonds with remaining maturities deemed to be 397 days or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests. See "Municipal Bonds" below.

                  (2) Municipal notes with remaining maturities deemed to be 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. See "Municipal Notes" below.

                  (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

         Subsequent to its purchase by a Tax Free Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by a Tax Free Fund are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see Appendix A to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trustees have determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, a Tax Free Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.


         MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

         In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by a Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

         Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Each Tax Free Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

         MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

         For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A to this Statement of Additional Information. For a comparison of yields on such Municipal Obligations and taxable securities, see the Appendix to the Prospectus.

         MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.


         VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS. Each of the Tax Free Funds may purchase variable rate instruments and participation interests. Variable rate instruments that the Tax Free Funds may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party (called a liquidity feature). A participation interest gives a Tax Free Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature.

The variable rate instruments in which Tax Free Funds' assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments in which the Tax Free Funds may invest include participation interests in variable or fixed-rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. The Manager has been instructed by the Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Funds, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which a Fund may subscribe. An unrated variable rate instrument may be determined to meet a Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet a Tax Free Fund's high quality criteria.

Participation interests in Municipal Obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of a Tax Free Fund. Each Tax Free Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. Each Tax Free Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents,
(2) as needed to provide liquidity to the Fund in order to facilitate withdrawals from the Fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a Tax Free Fund. With respect to insurance, each of the Tax Free Funds will attempt to have the issuer of the participation interest bear the cost of the insurance, although the applicable Fund may also purchase insurance, in which case the cost of insurance will be an expense of the Fund. Although participation interests may be sold, each Tax Free Fund intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.

In view of the possible concentration of the Tax Free Funds in participation interests in Municipal Obligations issued by banks and/or secured by bank letters of credit or guarantees, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.


Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Because of the variable rate nature of the instruments, when prevailing interest rates decline each Tax Free Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, each Tax Free Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

For purposes of determining whether a variable rate instrument held by a Tax Free Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing a Fund's dollar-weighted average portfolio maturity.


 "WHEN-ISSUED" SECURITIES


Each of the Tax Free Funds may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Tax Free Funds will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Funds may sell these securities before the settlement date if deemed advisable by the Manager.


Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Tax Free Fund's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of a Tax Free Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Tax Free Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS


When a Tax Free Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. A Tax Free Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by a Tax Free Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.


The amount payable to a Tax Free Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Each Tax Free Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

The stand-by commitments that each Tax Free Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

Although each Tax Free Fund attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, each Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which a Tax Free Fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Tax Free Funds' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch;
(3) certificates of deposit of U.S. banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. Each Tax Free Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.


RISK FACTORS AFFECTING INVESTMENT IN CALIFORNIA MUNICIPAL OBLIGATIONS


California Tax Free Reserves intends to invest a high proportion of its assets in California Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For further information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information.

The State of California and other issuers of California Municipal Obligations have experienced severe financial difficulties in the past. From 1990-1993, the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in the defense/aerospace industries and military base closures and a major drop in real estate construction. In December 1994, Orange County, California and its pooled investment funds filed for protection under the federal Bankruptcy Code. Orange County's financial difficulties could continue to adversely affect other issuers of California Municipal Obligations.

Since 1994, California's economy has experienced a recovery. However, the tragic events of September 11, 2001 have resulted in increased uncertainty regarding the economic and revenue outlook for California. Furthermore, recent reports have indicated that California's economy had been slowing prior to September 11, particularly in the high technology sector centered in the Silicon Valley and in the construction sector. A significant portion of the State's economic growth in recent years has been in industries, such as high technology and entertainment, that may be particularly sensitive to economic trends. In addition, such industries can be adversely affected by economic turmoil in foreign markets.

Furthermore, California's energy problem, which resulted in rolling blackouts and a declaration of a state of emergency in January 2001, could persist. Future disruptions in electricity or natural gas supplies could adversely affect the State's economy, especially since reliability of supply is important for several of the State's key industries, including computer services, electronics manufacturing, and biotechnology. It is not presently possible to determine the extent to which these events could adversely affect California's economy and fiscal condition, as well as the market for California Municipal Obligations. A continued downturn in computer-related industries may have significant adverse impacts on the State's economy. Such adverse effects on the economy in turn could negatively affect State revenues.

The summary set forth above and in Appendix B is included for the purpose of providing a general description of the State of California credit and financial conditions, is based on information from statements of issuers of California Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.


RISK FACTORS AFFECTING INVESTMENT IN CONNECTICUT MUNICIPAL OBLIGATIONS

Connecticut Tax Free Reserves intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning Connecticut Municipal Obligations, see Appendix C to this Statement of Additional Information.


The summary set forth in Appendix C is included for the purpose of providing a general description of the State of Connecticut credit and financial conditions, is based on information from statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.


RISK FACTORS AFFECTING INVESTMENT IN NEW YORK MUNICIPAL OBLIGATIONS

New York Tax Free Reserves intends to invest a high proportion of its assets in Municipal Obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

Many complex political, social and economic forces influence New York State's economy and finances, which may in turn affect New York's financial plan. These forces may affect New York unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control.

Over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. The recent downturn in the financial markets may indicate a prolonged downturn in the wider economy. Since the securities industry is more important to the New York economy than the national economy as a whole, the impact of such a downturn potentially could be amplified on New York. A large, continued change in stock market performance could result in wage, bonus and unemployment levels that are significantly different from those embodied in the State's financial plan forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.

The risk of a downturn in the financial markets, and the New York economy in particular, has been heightened by the terrorist attacks on New York City on September 11, 2001. It is likely that the revenue base of New York City and New York state will experience some decline, and spending pressure related to the cleanup and economic redevelopment of the World Trade Center site will be substantial. At this time, it is not possible to predict what impact, if any, these events will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York municipal obligations. The credit quality of certain New York municipal obligations may be downgraded as a result of these events. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York municipal obligations to purchase, the amount of the Fund's income that is subject to New York taxes could increase.


For further information concerning New York Municipal Obligations, see Appendix D to this Statement of Additional Information. The summary set forth above and in Appendix D is included for the purpose of providing a general description of New York State and New York City credit and financial conditions, is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

CERTAIN ADDITIONAL RISK FACTORS AFFECTING THE TAX FREE FUNDS

Each of the Tax Free Funds may invest a portion of its assets in the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions. Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning the economy of Puerto Rico, see Appendix E of this Statement of Additional Information.


The summary set forth in Appendix E is included for the purpose of providing a general description of the economy of Puerto Rico. This summary is based on information from statements of the Government of Puerto Rico and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

STRUCTURED INSTRUMENTS


Each of the Funds and Portfolios may invest in structured instruments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.


Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

REPURCHASE AGREEMENTS


Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Manager believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.


LENDING OF SECURITIES

Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and/or with respect to cash collateral would receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                             INVESTMENT RESTRICTIONS

     The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.


     Whenever a Fund is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which the Fund invests, the Fund will either hold a meeting of its shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in the Portfolio in accordance with applicable law. In the event a shareholder meeting is held, a Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.


A Fund or Portfolio may not:

            (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

            (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

            (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

            (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.


            (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

            (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, New York Tax Free Reserves and Tax Reserves Portfolio, bank participation interests in municipal obligations.

As a fundamental policy, under normal market conditions, each Tax Free Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and with respect to each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves, that is also exempt from California, Connecticut and New York State and City personal income taxes, respectively.

As an operating policy, no Fund may invest more than 10% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at the value carried on the Fund's books).


For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.


If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.


                           3. PERFORMANCE INFORMATION

Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.

Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.


Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for Class N shares of each Fund and for Smith Barney Connecticut Money Market Portfolio - Class A shares for the periods indicated. No Smith Barney Connecticut Money Market Portfolio - Class Y shares were outstanding for the fiscal year ended August 31, 2001. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

                                                           REDEEMABLE VALUE OF A
                                            ANNUALIZED      HYPOTHETICAL $1,000
                                              TOTAL              INVESTMENT
                                             RATE OF               AT THE
PERIOD                                        RETURN         END OF THE PERIOD

CASH RESERVES
CLASS N
Ten years ended August 31, 2001...........     4.58%              $1,564.85
Five years ended August 31, 2001..........     5.08%              $1,281.28
One year ended August 31, 2001............     5.07%              $1,050.72
U.S. TREASURY RESERVES
CLASS N
Ten years ended August 31, 2001...........     4.17%              $1,504.20
Five years ended August 31, 2001..........     4.57%              $1,250.20
One year ended August 31, 2001............     4.62%              $1,046.24
TAX FREE RESERVES
CLASS N
Ten years ended August 31, 2001...........     2.86%              $1,326.28
Five years ended August 31, 2001..........     3.03%              $1,161.17
One year ended August 31, 2001............     3.05%              $1,030.52
CALIFORNIA TAX FREE RESERVES
CLASS N
March 10, 1992 (commencement of operations)
     to August 31, 2001.....................   2.82%              $1,301.43
Five years ended August 31, 2001............   2.79%              $1,147.73
One year ended August 31, 2001..............   2.62%              $1,026.19
CONNECTICUT TAX FREE RESERVES
CLASS N
December 1, 1993 (commencement of
     operations) to August 31, 2001.........   2.96%              $1,254.01
Five years ended August 31, 2001............   2.88%              $1,152.50
One year ended August 31,2001...............   2.76%              $1,027.58
SMITH BARNEY CONNECTICUT MONEY MARKET
PORTFOLIO - CLASS A SHARES
July 3, 2001 (commencement of operations)
     to August 31, 2001.....................   1.86%              $1,003.01
NEW YORK TAX FREE RESERVES
CLASS N
Ten years ended August 31, 2001.............   2.77%              $1,314.40
Five years ended August 31, 2001............   2.95%              $1,156.67
One year ended August 31, 2001..............   2.94%              $1,029.43



The following table shows the annualized yield and effective compound annualized yield for each Fund. The yields for each Fund are for the seven-day period ended August 31, 2001.

                                                                   EFFECTIVE
                                                                    COMPOUND
                                             ANNUALIZED YIELD   ANNUALIZED YIELD
                                             ----------------   ----------------


     Cash Reserves, Class N..................     3.27%              3.32%
     U.S. Treasury Reserves, Class N.........     2.80%              2.84%
     Tax Free Reserves, Class N..............     1.97%              1.99%
     California Tax Free Reserves, Class N...     1.71%              1.72%
     Connecticut Tax Free Reserves, Class N..     1.63%              1.64%
     Smith Barney Connecticut
     Money Market Portfolio - Class A........     1.63%              1.65%
     New York Tax Free Reserves, Class N.....     1.60%              1.61%

The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for U.S. Treasury Reserves was 5.24% for Class N shares (assuming a combined state and local tax rate of 46.54% for New York City residents). The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for Tax Free Reserves was 3.23% for Class N shares (assuming a federal tax bracket of 39.10%). The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for California Tax Free Reserves was 3.10% for Class N shares (assuming (i) a combined California State and federal tax bracket of 44.76% and (ii) that 66.1% of the Fund's assets were invested in California Municipal Obligations). The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for Connecticut Tax Free Reserves was 2.80% for Class N shares and 2.80% for Smith Barney Connecticut Money Market Portfolio - Class A shares (assuming (i) a combined Connecticut State and federal tax bracket of 41.84% and (ii) that 60.6% of the Fund's assets were invested in Connecticut Municipal Obligations). The annualized tax equivalent yield for the seven-day period ended August 31, 2001 for New York Tax Free Reserves was 2.82% for Class N shares (assuming (i) a combined New York State, New York City and federal tax bracket of 43.27% and (ii) that 80.2% of the Fund's assets were invested in New York Municipal Obligations).

For advertising and sales purposes, the Funds will generally use the performance of Class N shares. All outstanding Cash Reserves shares were designated Class N shares on January 4, 1999, and all outstanding shares of the other Funds were designated Class N shares on July 14, 2000. The Fund commenced offering Smith Barney Connecticut Money Market Portfolio - Class A shares on July 3, 2001, and had not yet commenced offering Class Y shares as of the fiscal year ended August 31, 2001. If the performance of Smith Barney Connecticut Money Market Portfolio shares is used for advertising and sales purposes, performance after the class inception date will be actual performance, while performance prior to that date will be Class N performance, adjusted to reflect the differences in sales charges (if any) but not the differences in fees and expenses among the classes. The performance of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares generally would have been higher than Class N performance, because the contractual expenses attributable to the Smith Barney - Class A and Class Y shares are lower than the expenses attributable to the Class N shares. After waivers, Class N expenses may be the same as Smith Barney - Class A expenses, in which case the performance of the classes would be similar. Fund performance may also be presented in advertising and sales literature without the inclusion of sales charges.


                       4. DETERMINATION OF NET ASSET VALUE


The net asset value of each share of each class of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Cash Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for the other Funds. Net asset value is calculated for each class of a Fund by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in its underlying Portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which a Fund invests close early, such Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is normally open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.


The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.


The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

Pursuant to the rules of the SEC, the Funds' and the Portfolios' Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of all Funds and Portfolios other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio which may not invest in repurchase agreements) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Funds and Portfolios also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")


Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

It is expected that each Fund (and each class of a Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account in that Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares of that Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.


The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


          5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF SHARES

Each Fund offers Class N shares and Citi Connecticut Tax Free Reserves offers two additional classes, Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees if applicable, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share and dividends per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

When you place purchase orders, please specify what class you are eligible for. If you own shares of more than one class in the Fund, and want to sell shares, you should specify which class of shares you wish to sell.

CLASS N SHARES

         o All Cash Reserves shares held prior to January 4, 1999 have been redesignated Class N shares, and all shares of the other Funds held prior to July 14, 2000 have been redesignated Class N shares.

         o Class N shares may be purchased from the Distributor or from Service Agents.

         o Class N shares are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.

         o Class N shares may pay up to 0.25% of the average daily net assets represented by Class N shares to compensate the Funds' Distributor for its distribution services, to compensate Service Agents or others in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity.

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO SHARES


         In addition to Class N shares, Citi Connecticut Tax Free Reserves offers Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares.


         o Class A shares are sold at net asset value without an initial sales charge. Class A shares may pay distribution and service fees of up to 0.10% of the average daily net assets represented by Class A shares.

         o Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000. Class Y shares are not subject to distribution or service fees.

Investors may purchase shares from a Service Agent. In addition, certain investors purchasing through certain Service Agents, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify which class is being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services, Inc. ("PFPC" or "sub-transfer agent") are not subject to a maintenance fee.


Investors in Class A shares may open an account in the Fund by making an initial investment of at least $1,000. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for Class A and Class Y. There are no minimum investment requirements for Class A shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates for Class A and Class Y shares are issued only upon a shareholder's written request to the sub-transfer agent.


Letter of Intent - Class Y Shares.

A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.10%) and expenses applicable to the Fund's Class A shares. Please contact a Service Agent or the Transfer Agent for further information.

Deferred Sales Charge Provisions - Class A shares.

"Deferred Sales Charge Shares" are Class A shares acquired by exchange from another Smith Barney fund subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; or (c) with respect to Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

Waivers of Deferred Sales Charge.

The deferred sales charge will be waived on: (a) exchanges (see "Exchanges");
(b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2;
(d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGES


Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, in its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


Class N Shares

         o Class N shares of the Funds may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds.

         o The exchange privilege for Class N shares may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

Smith Barney Connecticut Money Market Portfolio Shares

         o Class A shares of the Fund will be subject to the appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

         o Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in certain Smith Barney Mutual Funds may do so without imposition of any charge.


ADDITIONAL PURCHASE AND SALE INFORMATION

Class N Shares


Shareholders may redeem Class N shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, to your Service Agent. Shareholders may redeem or exchange Class N shares by telephone, if their account applications so permit. Signature guarantees may be required under certain circumstances.


Smith Barney Connecticut Money Market Portfolio Shares

A shareholder may redeem Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares by contacting his or her Service Agent.

If the Class A or Class Y shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request with respect to Class A or Class Y shares in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

General

During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone or Internet are genuine. These procedures may include recording of the telephone or Internet instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone or Internet.


Subject to compliance with applicable regulations, the Funds and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


INVOLUNTARY REDEMPTION OF SHARES

The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer).

                      6. DEALER COMMISSIONS AND CONCESSIONS

From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                  7. MANAGEMENT


Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Manager. The Trustees and officers, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 125 Broad Street, New York, New York 10004.


TRUSTEES OF THE TRUST AND PORTFOLIOS

ELLIOTT J. BERV; 58 -- Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (since January 2000); President, Catalyst, Inc. (Strategy Consultants) (since 1991); President and Director, Elliott J. Berv & Associates (Management Consultants) (since 1984).

DONALD M. CARLTON; 64 - Director, American Electric Power (Electric Utility) (since 2000); Director, Valero Energy (Petroleum Refining) (since 1999); Consultant, URS Corporation (Engineering) (since 1999); Director, National Instruments Corp. (Technology) (since 1994); former Chief Executive Officer, Radian Corporation (Engineering) (from 1969 to 1996); former Chief Executive Officer Radian International L.L.C. (Engineering) (from 1996 to 1998).

A. BENTON COCANOUGHER; 63 -- Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (since 1987); former Director, Randall's Food Markets, Inc. (from 1990 to 1999); former Director, First American Bank and First American Savings Bank (from 1994 to 1999).

MARK T. FINN; 58 -- Vice Chairman and Chief Operating Officer, Linder Asset Management Company (Mutual Fund Company) (since March 1999); former President and Director, Delta Financial, Inc. (Investment Advisory Firm) (1983 to 1999); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January 1996); former President, Secretary, and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (from 1997 to 2000); Chairman and Owner, Vantage Consulting Group, Inc. (Investment Advisory and Consulting Firm) (since
1988).

RILEY C. GILLEY; 75 - former Vice President and General Counsel, Corporate Property Investors (from 1988 to 1991); former Partner, Breed, Abbott & Morgan (Attorneys) (retired, 1987).

STEPHEN RANDOLPH GROSS; 53 -- Director, Hotpalm.com, Inc. (Wireless Applications) (since May 2000); Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Director, United Telesis, Inc. (Telecommunications) (since January 1999); Managing Director, Fountainhead Ventures, L.L.C. (Consulting) (since March 1998); Director, ebank.com, Inc. (since January 1998); Director, Ikon Ventures, Inc. (since January 1998); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1979).

DIANA R. HARRINGTON; 61 -- Professor, Babson College (since 1992); former Trustee, The Highland Family of Funds (Investment Company) (from March 1997 to March 1998).

SUSAN B. KERLEY; 50 -- Consultant, Global Research Associates, Inc. (Investment Consulting) (since 1990); Director, Mainstay Institutional Funds (Investment Company) (since 1990).

HEATH B. MCLENDON *; 68 -- Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management
LLC) (since March 1996); Managing Director, Salomon Smith Barney Inc. (since
1993); President, Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.

ALAN G. MERTEN; 60 -- Director, Re-route.com (Information Technology) (since
2000); Director, BTG, Inc. (Information Technology) (since 1997); President, George Mason University (since 1996); Director, Comshare, Inc. (Information Technology) (since 1985); former Director, Indus (Information Technology) (from 1995 to 1999); former Dean, Johnson Graduate School of Management of Cornell University (from 1989 to 1996).

C. OSCAR MORONG, JR.; 66 -- Chairman of the Board of Trustees of the Trust and the Portfolios; Managing Director, Morong Capital Management (since 1993); former Director, Indonesia Fund (Closed End Fund) (1990 to 1999); Trustee, Morgan Stanley Institutional Trust (Investment Company) (since 1993).

R. RICHARDSON PETTIT; 59 -- Professor of Finance, University of Houston (since
1977); former Managing Director, Windermere Investments (Financial Consulting) (from January 1997 to June 1997).

WALTER E. ROBB, III; 75 -- Director, John Boyle & Co., Inc. (Textiles) (since
1999); President, Benchmark Consulting Group, Inc. (Service Company) (since
1991); Director, Harbor Sweets, Inc. (Candy) (since 1990); Sole Proprietor, Robb Associates (Corporate Financial Advisors) (since 1978); Director, W.A. Wilde Co. (Direct Mail) (since 1989); Director, Alpha Granger Manufacturing, Inc. (Electronics) (since 1983); Co-owner, Anne Bell Robb (Publishing) (since 1979); Trustee, MFS Family of Funds (Investment Company) (since 1985); former President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (from 1989 to 2000).

E. KIRBY WARREN; 67 -- Professor and Professor Emeritus, Graduate School of Business, Columbia University (since 1957).

OFFICERS OF THE TRUST AND PORTFOLIOS

Heath B. McLendon;* 68 -- President of the Trust and the Portfolios; Chairman, President and Chief Executive Officer, Smith Barney Fund Management LLC (since March 1996); Managing Director, Salomon Smith Barney (since 1993); President, TIA; Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.

Lewis E. Daidone;* 43 -- Senior Vice President and Treasurer of the Trust and the Portfolios; Managing Director, Salomon Smith Barney; Chief Financial Officer, Smith Barney Mutual Funds; Director and Senior Vice President, Smith Barney Fund Management LLC and TIA; Treasurer and Senior Vice President or Executive Vice President of eighty-three investment companies associated with Citigroup.

Irving David*; 41 -- Controller of the Trust and the Portfolios; Director, Salomon Smith Barney; former Assistant Treasurer, First Investment Management Company; Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup.

Frances Guggino*; 44 -- Assistant Controller of the Trust and the Portfolios; Vice President, Citibank (since 1991); Assistant Controller of seventeen investment companies associated with Citigroup.

Paul Brook*; 48 -- Assistant Controller of the Trust and the Portfolios; Director, Salomon Smith Barney; Managing Director, AMT Investors Capital Services Inc. (from 1997 to 1998); Partner, Ernst & Young LLP (from 1990 to
1997); Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup.


Anthony Pace*; 36 -- Assistant Treasurer of the Trust and the Portfolios; Vice President, Mutual Fund Administration for Salomon Smith Barney (since 1986); Assistant Treasurer of twenty investment companies associated with Citigroup. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance reporting of mutual funds and other investment products.

Marianne Motley*; 42 -- Assistant Treasurer of the Trust and the Portfolios; Director, Mutual Fund Administration for Salomon Smith Barney (since 1994); Assistant Treasurer of seventy-seven investment companies associated with Citigroup. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance reporting of mutual funds and other investment products.


Robert I. Frenkel*; 47 -- Secretary of the Trust and the Portfolios; Managing Director and General Counsel, Global Mutual Funds for Citigroup Asset Management (since 1994); Secretary of seventeen investment companies associated with Citigroup. Since 1994, when he joined Citibank as a Vice President and Division Counsel, Mr. Frenkel has been responsible for legal affairs relating to mutual funds and other investment products.

Thomas C. Mandia*; 39 -- Assistant Secretary of the Trust and the Portfolios; Director and Deputy General Counsel, Citigroup Asset Management (since 1992); Assistant Secretary of seventeen investment companies associated with Citigroup. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

Rosemary D. Emmens*; 32 -- Assistant Secretary of the Trust and the Portfolios; Vice President and Associate General Counsel, Citigroup Asset Management (since
1998); Assistant Secretary of seventeen investment companies associated with Citigroup; Counsel, The Dreyfus Corporation (from 1995 to 1998). Since 1998, she has been responsible for legal affairs relating to mutual funds and other investment products.

Harris Goldblat*; 32 -- Assistant Secretary of the Trust and the Portfolios; Associate General Counsel, Citigroup Asset Management (since 2000); Assistant Secretary of seventeen investment companies associated with Citigroup; Associate, Stroock & Stroock & Lavan LLP (from 1997 to 2000); Associate, Sills Cummis Radin Tischman Epstein & Gross (from 1996 to 1997); Clerk to the Honorable James M. Havey, P.J.A.D. (from 1995 to 1996). Since 2000, he has been responsible for legal affairs relating to mutual funds and other investment products.

The Trustees and officers of the Trust and Portfolio also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

The Trustees of the Trust received the following remuneration from the sources indicated for the periods set forth below:

TRUSTEES COMPENSATION TABLE


                                                AGGREGATE             AGGREGATE             AGGREGATE             AGGREGATE
                            AGGREGATE           COMPENSATION FROM     COMPENSATION FROM     COMPENSATION FROM     COMPENSATION FROM
                            COMPENSATION FROM   U.S. TREASURY         TAX FREE RESERVES     CALIFORNIA TAX FREE   CONNECTICUT TAX
TRUSTEE                     CASH RESERVES (1)   RESERVES (1)          (1)                   RESERVES (1)          FREE RESERVES (1)
-----------------------------------------------------------------------------------------------------------------------------------
Elliott J. Berv             $0                  $0                    $0                    $2,006                $1,428
Donald M. Carlton (2)       $0                  $0                    $0                    $0                    $0
A. Benton Cocanougher (2)   $0                  $0                    $0                    $0                    $0
Mark T. Finn                $0                  $0                    $0                    $3,868                $4,250
Riley C. Gilley             $0                  $0                    $0                    $2,034                $1,570
Stephen Randolph Gross (2)  $0                  $0                    $0                    $0                    $0
Diana R. Harrington         $0                  $0                    $0                    $2,314                $1,658
Susan B. Kerley             $0                  $0                    $0                    $2,314                $1,658
Heath B. McLendon           $0                  $0                    $0                    $0                    $0
Alan G. Merten (2)          $0                  $0                    $0                    $0                    $0
C. Oscar Morong, Jr.        $36,602             $5,755                $8,384                $5,336                $3,947
R. Richardson Pettit (2)    $0                  $0                    $0                    $0                    $0
Walter E. Robb, III         $0                  $0                    $0                    $2,034                $1,570
E. Kirby Warren             $26,441             $4,492                $6,293                $4,091                $3,021

                            AGGREGATE           PENSION OR                                  TOTAL COMPENSATION
                            COMPENSATION FROM   RETIREMENT BENEFITS   ESTIMATED ANNUAL      FROM FUNDS AND FUND  NUMBER OF FUNDS IN
                            NEW YORK TAX FREE   ACCRUED AS PART OF    BENEFITS UPON         COMPLEX PAID TO      COMPLEX UPON WHICH
TRUSTEE                     RESERVES (1)        FUND EXPENSES         RETIREMENT            TRUSTEES (1          THE TRUSTEES SERVED
-----------------------------------------------------------------------------------------------------------------------------------
Elliott J. Berv             $3,964              None                  None                  $90,403               27
Donald M. Carlton (2)       $0                  None                  None                  $67,100                7
A. Benton Cocanougher (2)   $0                  None                  None                  $73,057                7
Mark T. Finn                $21,642             None                  None                  $84,467               26
Riley C. Gilley             $2,033              None                  None                  $76,867               27
Stephen Randolph Gross (2)  $0                  None                  None                  $67,100                7
Diana R. Harrington         $5,335              None                  None                  $90,400               22
Susan B. Kerley             $5,335              None                  None                  $90,400               22
Heath B. McLendon           $0                  None                  None                  $0                    78
Alan G. Merten (2)          $0                  None                  None                  $67,100                7
C. Oscar Morong, Jr.        $18,888             None                  None                  $117,900              31
R. Richardson Pettit (2)    $0                  None                  None                  $63,500                7
Walter E. Robb, III         $2,033              None                  None                  $90,300               30
E. Kirby Warren             $13,374             None                  None                  $90,400               31


(1) Information is for the fiscal year ended August 31, 2001.


(2) Each of these Trustees took office on September 28, 2001, and therefore these Trustees did not receive any remuneration from the
    Funds for the fiscal year ended August 31, 2001. The compensation that each of these Trustees received from the Fund complex is calculated for the fiscal year ended as of October 31, 2001.

As of December 10, 2001, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of Cash Reserves: Salomon Smith Barney, 333 W 34th Street, New York, NY 10002-2483 (11.36%); Citicorp. Mortgage Inc., Citigold MS 430, 15851 Clayton Road, Ballwin, MO 63011-2297 (84.21%);

As of December 10, 2001, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of US Treasury Reserves:
Citicorp. Mortgage Inc., Citigold MS 430, 1 Court Square Floor 22, Long Island, NY 11120-00017 (41.22%); Salomon Smith Barney, 333 W 34th Street, New York, NY 10002-2483 (20.54%); Citibank NA, 1 Court Square 22nd Floor, New York, NY 11120 (35.44%); Steven B. Aptheker, Eileen A. Curley GDN, Beatrice Bauer, Incapacitated Person, 838 Pelhamdale Avenue, Apartment 3P, New Rochelle, NY 10801-1019 (21.12%); Irwin M. Newman P/ADM, Universal Shielding Corp PS PL, 400 Commack Road, Deer Park, NY 11729 (5.53%); John M. McIntyre, Katherine M. McIntyre, 2 Hazel Road, Port Washington, NY 11050 (5.13%); Michael Haberman Assoc. Inc., 125 Front Street, Mineola, NY 11501-4402 (5.05%).

As of December 10, 2001, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of Tax Free Reserves:
Citicorp. Mortgage Inc., Citigold MS 430, 1 Court Square Floor 22, Long Island, NY 11120-00017 (80.27%); Salomon Smith Barney, 333 W 34th Street, New York, NY 10002-2483 (5.64%); Citibank NA, 1 Court Square 22nd Floor, New York, NY 11120 (11.06%); Nancy R. Frangipani, 23 Silver Spring Drive, Lakewood, NJ 08701-7506 (13.62%); Irene M. Harrow, One Kings Terrace Road, Kings Point, NY 11024-1424 (11.71%); Chris Lovito, 57 Harbor Lane, Blue Point, NY 11715-1423 (10.56%).

As of December 10, 2001, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of California Tax Free
Reserves: Citicorp. Mortgage Inc., Citigold MS 430, 15851 Clayton Road, Ballwin, MO 63011-2297 (70.68%); Salomon Smith Barney, 333 W 34th Street, New York, NY 10002-2483 (5.39%); Citibank NA, 1 Court Square 22nd Floor, New York, NY 11120 (17.32%); George Caloyannidis, Christine Tittel, JTWROS, 2202 Diamond Mountain Road, Calistoga, CA 94515-9637 (26.61%); HECO Pacific Manufacturing, Malik A. Alarab, President, Allan M. Alarab, Corp. Secretary, 1510 Pacific Street, Union City, CA 94587-2015 (10.91%); Peterson 1993 TR DTD 6/30/93, Victor J. Peterson TTEE, Helen C. Peterson TTEE, 4170 Higuera Road, San Jose, CA 95148 (9.12%).

As of December 10, 2001, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of Class N Shares of Connecticut Tax Free Reserves: Citicorp. Mortgage Inc., Citigold MS 430, 1 Court Square Floor 22, Long Island, NY 11120-00017 (72.26%); Salomon Smith Barney, 333 W 34th Street, New York, NY 10002-2483 (9.32%); Citibank NA, 1 Court Square 22nd Floor, New York, NY 11120 (11.97%); John W. Schoen, 44 Breezemont Avenue, Riverside, CT 06878-1711 (68.88%); Michael P. Donovan, Jane Sue Donovan, JTWORS, 59 Leslie Lane, Fairfield, CT 06430-1665 (13.72%); Syed Aamir Zafar, 24 Mulberry Lane, Woodbridge, CT 06525-1717 (7.87%).

As of December 10, 2001, the following shareholders were known by the Manager to own 5% or more of the outstanding voting securities of New York Tax Free
Reserves: Citicorp. Mortgage Inc., Citigold MS 430, 1 Court Square Floor 22, Long Island, NY 11120-00017 (57.96%); Salomon Smith Barney, 333 W 34th Street, New York, NY 10002-2483 (24.88%); Citibank NA, 1 Court Square 22nd Floor, New York, NY 11120 (8.39%); Romina Shirian, 6 Split Rock Drive, Great Neck, NY 11024 (14.65%); K.C. Wold, Jr., 173 Riverside Drive, New York, NY 10024-1615 (12.30%);
Avishai Shachar, Orly Shachar, JTWROS, 59 Shore Drive, Larchmont, NY 10538-3829 (7.03%); John R. Durante, Marie E. Durante, Horsehill Road, Brookville, NY 11545 (7.03%).

Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees


The Declaration of Trust of the Trust and each Portfolio provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

MANAGER

Citi Fund Management Inc. acts as the investment manager ("Manager") to each Portfolio and each of the Funds pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves and makes investment decisions for each Portfolio and such Funds. Currently, advisory services for each of Cash Free Reserves, U. S. Treasury Reserves and Tax Free Reserves are provided through its corresponding Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to such Funds. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreements.

The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for each applicable Fund and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers.

Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' and the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund's or Portfolio's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.


         CASH RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $9,422,276, $11,359,641, and $7,886,219 respectively. For the period from April 1, 2001 to August 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $9,823,832. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Cash Reserves under a prior Administrative Services Agreement, after waivers, were $7,935,090, $8,953,280 and $2,632,595 respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Cash Reserves under a prior Administrative Services Agreement, after waivers, were $5,774,394. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to Signature Financial Group (Cayman) Ltd., a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, the fees to Smith Barney Fund Management LLC, a former administrator of Cash Reserves Portfolio.

         U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $614,718, $858,454, and $624,623, respectively. For the period from April 1, 2001 to August 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $462,644. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., the former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $842,720, $811,826 and $224,375, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $520,574. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were [**voluntarily waived**]. For the period from January 1, 2001 to August 31, 2001, the fees to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived

         TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $824,462, $746,484 and $474,434, respectively. For the period from April 1, 2001 to August 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $359,588. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator from Tax Free Reserves, under a prior Administrative Services Agreement were [$873,949, $826,985 and $138, 336. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $502,845. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived.

         CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $383,383, $405,958, and $234,651, respectively. For the period from April 1, 2001 to August 31, 2001, the fees paid by California Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $112,000. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from California Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $537,738, $569,821 and $160,850, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from California Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $343,357.

         CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $186,539, $188,830 and $153,446, respectively. For the period from April 1, 2001 to August 31, 2001, the fees paid by Connecticut Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $51,808. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Connecticut Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $268,250, $280,048 and $172,766, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Connecticut Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $164,379.

         NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to March 31, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $1,436,852, $1,664,831 and $1,175,049, respectively. For the period from April 1, 2001 to August 31, 2001, the fees paid by New York Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $916,134. For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from New York Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $2,187,095, $2,190,230 and $639,579, respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from New York Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $1,458,135.


Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR

Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement (the "Distribution Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.


The Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of a Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940
Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.


Class N shares of the Funds and Smith Barney Connecticut Money Market Portfolio
- Class A shares each have a Service Plan (each a "Service Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class N shares, and not to exceed 0.10% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Smith Barney Connecticut Money Market - Class A shares. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales for Class N shares and Smith Barney Connecticut Money Market - Class A shares.


The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. Neither the Class N shares nor the Smith Barney Connecticut Money Market - Class A shares currently impose any sales charges.


The Service Plans permit the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Funds will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Funds will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each class of the Fund separately.


Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

As contemplated by the Service Plans, the Distributor acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to the Distribution Agreement.

         CASH RESERVES: For the fiscal years ended August 31, 1999 and 2000 and to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $496,472, $0 and $0, respectively, none of which was applicable to print or electronic media advertising. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior Servicing Agreements with respect to Class N shares, after waivers, were $6,231,978 and $6,553,008 respectively. For the period from January 1, 2001 to August 31, 2001, Cash Reserves paid $0 to Salomon Smith Barney.

         U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $176,612, $167,944 and $40,481, respectively, none of which was applicable to print or electronic media advertising. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior Servicing Agreements with respect to Class N shares, after waivers, were $816,578 and $795,597, respectively. For the period from January 1, 2001 to August 31, 2001, U.S. Treasury Reserves paid $87,312 to Salomon Smith Barney.

         TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $308,091, $288,140 and $37,645, respectively. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $1,291,979 and $1,254,912, respectively. For the period from January 1, 2001 to August 31, 2001, Tax Free Reserves paid $162,843 to Salomon Smith Barney.

         CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $74,694, $80,084 and $9,648, respectively. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $769,975 and $815,516, respectively. For the period from January 1, 2001 to August 31, 2001, California Tax Free Reserves paid $25,101 to Salomon Smith Barney.

         CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $22,263, $20,344 and $4,023, respectively. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $410,689 and $440,198, respectively. For the period from January 1, 2001 to August 31, 2001, Connecticut Tax Free Reserves paid $9,685 to Salomon Smith Barney.

         NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $620,394, $652,984 and $210,332, respectively. For the fiscal years ended August 31, 1999 and 2000, aggregate fees paid to Service Agents under prior shareholder servicing agreements with respect to Class N shares were $2,937,943 and $3,153,198, respectively. For the period from January 1, 2001 to August 31, 2001, New York Tax Free Reserves paid $489,021 to Salomon Smith Barney.


CODE OF ETHICS


The Funds, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.


TRANSFER AGENT AND CUSTODIAN


The Funds and each Portfolio have entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 125 Broad Street, New York, New York 10004.


PFPC Global Fund Services, located at Exchange Place, Boston, Massachusetts 02109, serves as the sub-transfer agent with respect to the Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares of the Funds. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Smith Barney Class A and Class Y shares, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for out-of-pocket expenses.


The Funds and Portfolios also have entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial and fund accounting services are provided for each Fund and Portfolio and sub-transfer agency services are provided for the Class N shares of each Fund and the Portfolios. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the applicable Fund's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.


                            8. PORTFOLIO TRANSACTIONS


The Portfolios' and the Funds' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios and the Funds do not anticipate paying brokerage commissions. Any transaction for which a Portfolio or a Fund pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.


Investment decisions for each Portfolio and Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio or Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or Fund or the size of the position obtainable for the Portfolio or Fund. In addition, when purchases or sales of the same security for a Portfolio or Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio or Fund during the fiscal year ended August 31, 2001 to the Manager or any affiliate of the Manager.


             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


The Funds are each a series of CitiFunds Trust III and are governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all Funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.

A Fund may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings,
(ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of a Fund if necessary,(iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares; (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.


The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.


Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Funds are not required to hold and have no present intention of holding annual meetings of shareholders but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent at record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

With respect to Funds in a master/feeder structure, the master fund (called a portfolio) in which a Fund invests is a New York trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the portfolio's investors, a Fund will generally call a meeting of its own shareholders, and will vote its shares in the portfolio in accordance with the instructions it receives from its shareholders and will vote any shares for which it does not receive voting instructions from its shareholders in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the portfolio in proportion to the vote of all the other investors in the portfolio.

The Trust or any Fund or class, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected Fund or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund or class. The Trust or any Fund or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

Except as discussed in "Additional information on the Purchase and Sale of Shares" with respect to Smith Barney Money Market Portfolio Class A and Y shares, share certificates will not be issued.


The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.


The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and a Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of a Portfolio would ever exceed its assets.


With respect to Funds in a master/feeder structure, a Fund may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m. Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.


                       10. CERTAIN ADDITIONAL TAX MATTERS

Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of a Tax Free Fund's overall income and its tax-exempt income) and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

Investment income received by Cash Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Cash Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Cash Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Cash Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

The portion of a Tax Free Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Tax Free Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from a Tax Free Fund on their federal income tax returns.

Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

With respect to California Tax Free Reserves, under existing California law, if, at the close of each quarter of its taxable year, the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's total assets consist of California Exempt-Interest Securities, then "California exempt-interest dividends" attributable to such securities will be exempt from California personal income tax. A "California exempt-interest dividend" is any dividend distributed by California Tax Free Reserves to the extent that it is derived from the interest received by the Fund from California Exempt-Interest Securities (less related expenses) and designated as such by written notice to shareholders. Distributions other than "California exempt-interest dividends" by California Tax Free Reserves to California residents will be subject to California personal income tax. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of Fund shares will not be deductible for California personal income tax purposes if the Fund distributes dividends that are exempt from California taxation. The foregoing is only a brief summary of some of the important tax considerations generally affecting the taxation of dividends received by shareholders that are subject to California personal income tax. Potential investors, including, in particular, investors who may be subject to other taxes, such as California corporate franchise tax, California corporate income tax or taxes of other jurisdictions, should consult with their own tax advisers.

              11. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, 160 Federal Street Boston, MA 02110, are the independent accountants for Cash Reserves and Cash Reserves Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. KPMG LLP are the independent auditors for U.S.
Treasury Reserves, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and each of the Tax Free Funds.


The audited financial statements of Cash Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2000 and 2001, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Cash Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, as experts in accounting and auditing.


The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal year ended August 31, 2001. Fiscal years prior to August 31, 2000 were audited by Deloitte & Touche LLP ("D&T"). Effective September 1, 2000, D&T resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal year ended August 31, 2001. Fiscal years prior to August 31, 2000 were audited by Deloitte & Touche LLP ("D&T"). Effective September 1, 2000, Deloitte & Touche LLP resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

The audited financial statements of California Tax Free Reserves (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of California Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal year ended August 31, 2001. Fiscal years prior to August 31, 2000 were audited by Deloitte & Touche LLP ("D&T"). Effective September 1, 2000, Deloitte & Touche LLP resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

The audited financial statements of Connecticut Tax Free Reserves (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of Connecticut Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal year ended August 31, 2001. Fiscal years prior to August 31, 2000 were audited by Deloitte & Touche LLP ("D&T"). Effective September 1, 2000, Deloitte & Touche LLP resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

The audited financial statements of New York Tax Free Reserves (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of New York Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal year ended August 31, 2001. Fiscal years prior to August 31, 2000 were audited by Deloitte & Touche LLP ("D&T"). Effective September 1, 2000, Deloitte & Touche LLP resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.


A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                     APPENDIX A

RATINGS OF MUNICIPAL OBLIGATIONS*

The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Duff & Phelps represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST LONG-TERM DEBT
RATINGS:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classifications Aa and A. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF MUNICIPAL DEBT ISSUANCE:

In municipal debt issuance, Moody's ratings for short-term obligations are designated Moody's Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is designated VMIG. MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

---------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST LONG-TERM ISSUE
RATINGS:

Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Plus (+) or Minus (-): The AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

            -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

            Note rating symbols and definitions are as follows:

            SP-1 -- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

            SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DESCRIPTION OF FITCH IBCA, DUFF & PHELPS' TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS:

When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/ F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH IBCA, DUFF & PHELPS' TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT RATINGS:

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                                                                     APPENDIX B

                        ADDITIONAL INFORMATION CONCERNING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

         The following information is a summary of special factors affecting investments in California Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements relating to offerings of California issuers. Citi California Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                               RECENT DEVELOPMENTS



         The tragic events of September 11, 2001 have resulted in increased uncertainty regarding the economic and revenue outlook for California. Past experience suggests that shocks to American society of far lesser severity have resulted in a temporary loss in consumer and business confidence and a reduction in the rate of economic growth. Information released by State of California administration (the "Administration") in November, 2001 indicated that the State's economy had been slowing prior to September 11, particularly in the high technology sector centered in the Silicon Valley and in the construction sector. The State's economy showed further weakness after that date, and the prospects of a prompt recovery were dimmed as a result of the attacks. Earlier projections were that the State's economy would start to rebound beginning in early 2002, but it now appears likely there will be continued weakness until at least the first half of next year. Nevertheless, the Administration reported that the California economy continued to outperform the nation as a whole.

         The slowdown in the California economy, combined with weakness in the stock market, has resulted in a dramatic decline in General Fund revenues compared to the estimates made at the time of the enactment of the 2001 Budget Act. The Department of Finance has reported that, based on preliminary estimates, General Fund revenues measured on a budgetary basis (including accruals) were $614 million below projections for May and June, 2001. During the four month period commencing July, 2001, agency cash receipts (excluding accruals) were $827 million below projections. Personal income tax receipts represent $698 million of the current fiscal year shortfall, reflecting weakness in both withholding and estimated tax payments, which include payments relating to capital gains and stock option activity. In addition to reduced revenues, after enactment of the 2001 Budget Act, the Legislature enacted and the Governor signed into law several additional spending bills or tax cuts with an estimated $95 million impact on the General Fund in 2001-02.

         In October, 2001, in response to the weak revenue results, the Governor announced a hiring freeze for most State positions and directed State agencies to make cuts in operating expenses totaling at least $150 million in 2001-02 expenditures. The Governor also asked agencies to prepare for cuts of up to 15 percent in expenditures in the 2002-03 fiscal year budget. Most of these actions do not apply to public safety and certain other mandated expenditures.

         In further response to the revenue shortfalls, on November 14, 2001 the Governor issued a letter to all State departments and agencies instituting immediate action to further reduce expenditures in the 2001-02 fiscal year. Pending action by the Legislature to cut expenditures, which the Governor will propose in a special session of the Legislature which he will convene in January 2002, the Governor directed agencies to immediately freeze spending on a specified list of programs and projects totaling almost $2.25 billion (including the actions he directed in October). These program cuts and reversions cover almost all areas of State spending, including State operations, aid to local governments and capital outlay. The Governor stated that he had excluded from spending cuts expenditures which could provide short-term stimulus to the State economy.

         On November 14, 2001, the California Legislative Analyst released a report containing her budget estimates for the period from 2001-02 through 2006-07. Included in this report was an estimate that, due to the economic slowdown and a projected severe drop in capital gains and stock option activity, General Fund revenues for the 2001-02 fiscal year would be approximately $68.3 billion, or about $6.8 billion lower than the estimate made for the 2002 Budget Act. The Administration will provide an update of its revenue projections for the 2001-02 and 2002-03 fiscal years when the Governor's Proposed Budget for 2002-03 is released in January, 2002. Both the Department of Finance and the Administration predict that a sharp drop in revenues will occur.


                      RECENT DEVELOPMENTS REGARDING ENERGY

DEVELOPMENT OF THE POWER SUPPLY PROGRAM

         In mid-2000, wholesale electricity prices in California began to rise, swiftly and dramatically. Retail electricity rates permitted to be charged by California's investor-owned utilities had previously been frozen by California law. The resulting shortfall between revenues and costs adversely affected the creditworthiness of the investor-owned utilities and their ability to purchase electricity.

         In January, 2001, the Governor of California determined that the electricity available from California's utilities was insufficient to prevent widespread and prolonged disruption of electric service in California and proclaimed a state of emergency to exist in California under the California Emergency Services Act. The Governor directed the Department of Water Resources of the State ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program"). The Governor's proclamation under the California Emergency Services Act was followed by the enactment of legislation (Chapters 4 and 9, First Extraordinary Session of 2001, hereafter referred to as the "Power Supply Act") authorizing the Power Supply Program and related orders of the California Public Utilities Commission ("CPUC").

         DWR began selling electricity to approximately 10 million retail end-use customers in California (the "Customers") in January, 2001. The Customers are also served by three investor-owned utilities, Pacific Gas and Electric Company ("PG&E"), Southern California Edison Company ("SCE") and San Diego Gas & Electric Company ("SDG&E") (collectively called the "IOUs"). DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions. DWR electricity is delivered to the Customers through the transmission and distribution systems of the IOUs and payments from the Customers are collected for DWR by the IOUs pursuant to servicing arrangements ordered by the CPUC.

FINANCING THE POWER SUPPLY PROGRAM



         Between January 17, 2001 and October 31, 2001, DWR has committed $11.5 billion under the Power Supply Program. DWR's Power Supply Program has been financed by: (i) unsecured, interest-bearing loans from the General Fund of the State ("State loans") aggregating $6.1 billion; (ii) secured loans from banks and other financial institutions aggregating $4.1 billion ("Interim loans"); and
(iii) DWR revenues from power sales to Customers aggregating $2.7 billion through October 31, 2001. As of October 31, 2001, approximately $1.4 billion of proceeds from the Interim loans had not been contractually committed and was available for Power Supply Program expenditures. In addition, DWR expects to continue to receive revenues from power sales to customers which will also be available for future Power Supply Program Expenditures.

         DWR projects that its funds on hand as of November 21, 2001 and projected revenues appear to be sufficient to finance the Power Supply Program on an ongoing basis. This projection is based in part on the assumption that timely and favorable CPUC action will be taken to establish the portion of retail rates charged to Customers for power being sold by DWR as requested by DWR.

         The loan agreement for the Interim loans requires principal of the Interim loans to be repaid in eleven quarterly installments commencing on April 30, 2002. Interest is payable at variable rates tied to market indices. Principal and interest are payable solely from revenues from power sales and other funds of the Power Supply Program after provision is made for the payment of power purchase costs and other operating expenses of the Power Supply Program. The Interim loans are not a general obligation of the State and are not repayable from or secured by the General Fund. DWR and the CPUC did not enter into a rate agreement (described under "CPUC Action" below) by October 31, 2001, resulting in an event of noncompliance under the loan agreement that required interest rate increases that are included in DWR's funding projections referred to in the preceding paragraph. The loan agreement includes several other covenants and requirements that DWR may be unable to comply with or fulfill or that are beyond the control of DWR. The loan agreement does not provide for acceleration of scheduled payments of principal and interest on the Interim loans if DWR is not in compliance with the terms of the loan agreement.

         The Interim loans were arranged in contemplation of the proposed sale of DWR revenue bonds described below. Net proceeds of the DWR revenue bonds are required to be used first, to repay the Interim loans, and second, to repay the State loans and provide working capital for the Power Supply Program. The timing of the revenue bond sale is uncertain, as explained below. DWR's current revenue requirement is projected to be sufficient to pay scheduled debt service on the Interim loans until at least mid- 2003. DWR's ability to make all future payments of principal and interest on the Interim loans if DWR is not able to secure a timely sale of the revenue bonds may depend upon additional rate increases thereafter. DWR plans to repay the State loans from the sale of DWR revenue bonds.

         Pursuant to the initial financing arrangements included in the Power Supply Act, DWR is authorized to issue up to $13.4 billion aggregate principal amount of revenue bonds to finance and refinance the Power Supply Program, including repayment of the Interim loans and the State loans. The bonds are to be limited obligations of DWR payable solely from revenues and other funds held under the revenue bond trust indenture after provision is made for the payment of power purchase costs and other operating expenses of the Power Supply Program. Completion of the DWR bond sales under the Power Supply Act has been delayed by a number of factors, including potential legal challenges and the proceedings described below under "CPUC Actions." These delays have moved the earliest potential bond sale date to 2002, and as of November 29, 2001 there was no proposed schedule for the sale.

         The State expects to maintain adequate cash reserves to fund its normal operations during the 2001 fiscal year whether or not DWR repays the State loans during the fiscal year. The State plans to issue short-term notes to assure that adequate cash balances are maintained. The State has regularly issued short-term debt in the past to meet its cash flow needs.


POWER SUPPLY PROGRAM AFTER 2002


         DWR's Power Supply Program is designed to cover the shortfall between the amount of electricity required by Customers and the amount of electricity furnished to the Customers by the IOUs (the "net short") until December 31, 2002. Thereafter and until the DWR revenue bonds are retired, DWR will sell electricity purchased under DWR's long-term contracts to Customers. The Administration and the CPUC are developing plans to have the IOUs purchase the balance of any net short after DWR is no longer authorized to do so. Alternatively, it is possible that the Power Supply Program will be extended by legislation or that another State agency will be authorized to develop a successor program.


CPUC ACTION


         Under the California Public Utilities Code, the retail rates of the IOUs are established by the CPUC. The CPUC has authorized substantial rate increases in 2001. Under the Power Supply Act, DWR is directed to establish, revise and notify the CPUC of its revenue requirements for its sales of electricity and repayment of the DWR revenue bonds at least annually, and more frequently as required. In August, DWR submitted its revenue requirement to the CPUC. On August 21, 2001, PG&E filed Pacific Gas and Electric Company v. The California Department of Water Resources, et. al., (Sacramento County Superior Court) contesting the DWR determination that its revenue requirement is just and reasonable in the absence of a public hearing. DWR is vigorously defending this case. On October 19, 2001, DWR issued a draft, updated revenue requirement and subsequently held a public workshop to review the draft, updated revenue requirement. In November, 2001, DWR updated its revenue requirement filing with the CPUC, and is awaiting CPUC action thereon. In addition CPUC held evidentiary hearings regarding the allocation of DWR's revenue requirement among retail customers of the IOUs.

         The Power Supply Act authorizes (but does not require) DWR and the CPUC to enter into a rate agreement pertaining to DWR charges. A proposed order approving such a rate agreement between DWR and the CPUC was rejected by the CPUC on October 2, 2001. The Administration is studying this action, and is considering its options.

         On September 6, 2001, the CPUC adopted servicing agreements between DWR and SDG&E and SCE, and a servicing order as to DWR and PG&E pertaining to the delivery of DWR-purchased electricity to Customers through the transmission and distribution systems of the IOUs and the collection of payments for DWR from Customers by the IOUs. PG&E applied to the CPUC for and was denied a rehearing of the servicing order pertaining to it, which has become final. PG&E has challenged that order in Bankruptcy court.

         On September 20, 2001, the CPUC adopted a decision suspending the right of additional Customers to elect to purchase electricity from suppliers other than DWR and the IOUs until DWR is no longer a supplier of electricity. Applications for rehearing of the order regarding customer choice have been denied by the CPUC. A petition for a writ of review of the customer choice decision has been filed with the California Supreme Court. The Power Supply Act establishes an expedited appeal process, and it is expected that, if accepted by the Court, this matter will be heard within the first quarter of 2002. If the appeal is not accepted by the Court, the CPUC order will become final. Also pending before the CPUC are questions regarding the implementation of this customer choice decision, including the date by which the affected Customers must have exercised their election, and what, if any, exit fees may be imposed upon Customers choosing other suppliers.

         The timing of CPUC approvals or the effective dates of those approvals may be affected by the PG&E lawsuit referred to above or appeals or litigation brought by IOUs, consumer groups or other interested parties. Although under State law, appeals and litigation of CPUC actions related to the Power Supply Program must be granted an expedited appeal process, there can be no assurance that any such appeals or litigation will not delay the issuance of DWR's revenue bonds or the implementation of DWR's rates.


LITIGATION


         A number of lawsuits and regulatory proceedings have been commenced concerning various aspects of the current energy situation. These include disputes over rates set by the CPUC; responsibility for the electricity and natural gas purchases made by the IOUs and the California Independent Systems Operator ("ISO"); continuing contractual obligations of certain small independent power generators; and antitrust and fraud claims against various parties. These actions do not seek a judgment against the State's General Fund, and in some cases neither the State nor the DWR is even a party to these actions. However, these cases may have an impact on the price or supply of energy in California.

Action Contesting the DWR's Revenue Requirement and Power Contracts


         See the discussion above under "CPUC Action" relating to Pacific Gas and Electric Company v. The California Department of Water Resources, et al. (Sacramento County Superior Court).



         The CPUC has filed with the Federal Energy Regulatory Commission ("FERC") protests as to the reasonableness of several of the long-term contracts pursuant to which DWR has been purchasing power for sale to Customers. Should these contracts be determined by FERC to not be just and reasonable, it could result in a change to the rates or the terms and conditions of those contracts.

         In Carboneau v. State of California et al., filed on November 9, 2001 in Sacramento Superior Court, plaintiff alleges that he intends to bring suit as the representative of a class of persons who have suffered rate increases as a result of power contracts entered into between the State and certain power companies. The plaintiff makes factual allegations that include, among others, allegations that certain named defendants who participated in the contract process had conflicts of interest. The plaintiff pleads, among other things, that in negotiating these power contracts defendants engaged in unfair business practices and violated anti-trust laws and the Consumer Legal Remedies Act. Plaintiff seeks declaratory and injunctive relief as well as damages, with a main objective being to have all electricity contracts entered into by the DWR since January 2001 declared void as against public policy. Such declaration could delay the issuance of DWR revenue bonds or the acquisition of other financing.

Action Requiring DWR to pay for Power Ordered for PG&E and SCE

         FERC has exclusive jurisdiction over the wholesale electric power market in the United States and the rates, terms, and conditions of service of the California Independent Systems Operator ("ISO"), the operator of the high-voltage system transmission system in California that supplies power to California utilities. FERC adopted a mitigation program for the California energy market in mid-2001 with the objective or ensuring just and reasonable wholesale electricity prices. One element of the program is that generators are required to offer to sell electricity to the ISO. Pursuant to the ISO's tariff, all of its utility customers must be creditworthy. PG&E and SCE do not meet the creditworthiness requirements, and DWR has been serving as the creditworthy party backing purchases of the net short power supply for PG&E and SCE. DWR has not been making payments to the ISO for a portion of those purchases because adequate invoice backup information has not been provided to DWR. Resulting delays in payments to generators by the ISO have prompted FERC proceedings, and a FERC order issued on November 7, 2001 (FERC Docket No. ER 01-889-002), stated that FERC's must-offer requirement assumes a must-pay requirement and directed the ISO to require payment of overdue amounts from DWR within three months. DWR previously set aside approximately $1 billion (and may set aside additional funds) to pay for the net short power supply in dispute.

Action Challenging the Governor's Authority to Commandeer Block Forward
Contracts

         In Duke Energy Trading and Marketing v. Davis, et al. (U.S. District Court, C.D. Cal.), the plaintiff challenges the Governor's orders commandeering SCE and PG&E block forward market contracts held by the California Power Exchange ("Power Exchange" or "PX") on the ground that the orders violated the Supremacy Clause and other constitutional provisions. (See "Other Energy-Related Bankruptcies" below for a brief description of the Power Exchange.) Duke Energy seeks a temporary restraining order ("TRO") and injunction barring the Governor from taking any action against Duke Energy under the authority of the Executive Orders and a declaration that Duke Energy has no obligation to deliver power under the block forward contracts. On April 30, 2001, the U.S. District Court granted Governor Davis' motion to dismiss plaintiff's complaint based on Eleventh Amendment immunity and denied plaintiff's motions for partial summary judgment.

         On September 20, 2001, the United States Court of Appeals for the Ninth Circuit, in a 2-1 opinion, reversed the district court's judgment. The Court found that the Ex parte Young exception to the Eleventh Amendment applied and that the Governor's interference with the block forward contracts' security provisions was preempted by the federal scheme established by FERC. Accordingly, the Court remanded the case to the district court with instructions that judgment be entered in favor of Duke Energy and that an appropriately tailored injunction against Governor Davis' commandeering orders be entered. On October 11, 2001, the Governor filed a petition for rehearing en banc. The monetary impact of a final adverse decision is unknown.


Pacific Gas and Electric Bankruptcy and Related Adversary Proceedings


         On April 6, 2001, PG&E filed a voluntary Chapter 11 bankruptcy petition in U.S. Bankruptcy Court for the Northern District of California, San Francisco Division (In re Pacific Gas and Electric, U.S. Bankruptcy Court, N.D. Cal.). The State has filed numerous claims as a creditor of PG&E, including but not limited to, claims for income and property taxes, regulatory fees, fines and penalties and environmental fees, fines and penalties.

         DWR has filed administrative claims for post-petition purchases of electricity on PG&E's behalf, arising from the sale of electric energy or services for the customers of PG&E for the period April 7, 2001, through June 30, 2001, in an estimated amount of approximately $179 million. Claims for amounts due for July and beyond, if any, may be filed. DWR has also filed claims for pre-petition power-related matters in the estimated amount of approximately $225 million.

         On September 20, 2001, PG&E filed its plan of reorganization. The plan seeks an extensive restructuring of PG&E's business and the transfer of certain of its assets, including its electric and gas transmission assets, to newly created limited liability companies. The plan states that PG&E will seek to establish conditions to PG&E's resumption of its responsibility for the power currently being provided its customers by DWR, and a ruling to prohibit it from accepting an assignment of any of DWR's long-term power purchase contracts. The hearing on the disclosure statement of the plan is tentatively set for December 19, 2001.

         On April 9, 2001, PG&E filed an adversary proceeding in the bankruptcy court seeking declaratory and injunctive relief against the CPUC and its current Commissioners in their respective capacities to prevent the CPUC from implementing or enforcing any order that requires PG&E to make certain transfers between certain regulatory accounts which track PG&E revenues and costs. PG&E asserts that such an order would have the effect of extending the rate freeze presently in effect, and delaying the time when PG&E can seek rates sufficient to recover its costs of obtaining power. On June 1, 2001, the bankruptcy judge denied PG&E's motion for preliminary injunction ruling that (1) sovereign immunity applies to the CPUC, but not to the Commissioners and (2) the automatic stay does not apply to the challenged actions of the Commissioners because those actions constitute an exercise of the CPUC's police and regulatory power. Cross-appeals have been taken to the U.S. District Court, in Pacific Gas and Electric Company (PG&E v. CPUC) U.S. Bankruptcy Court, Northern District of California, San Francisco Division, No. 0130923(DM). The parties have filed a stipulated briefing schedule with the court, which provides for briefs to be filed during the remaining months of 2001.

         On September 26, 2001, PG&E sought an order from the bankruptcy court authorizing PG&E to decline to comply with a CPUC order to enter into and implement the "Servicing Agreement" with DWR which provides that PG&E will supply distribution and billing services to allow DWR to deliver its power to retail end users and receive payment therefor. PG&E contends that the CPUC order is tantamount to a diversion of the assets of the bankrupt estate which would be detrimental to the estate and its reorganization efforts. A hearing on the matter is set for January 3, 2002.


Other Energy-Related Bankruptcies


         CE has previously indicated that it might seek bankruptcy law protection. On October 2, 2001, SCE and the CPUC announced the proposed settlement of certain pending litigation which is intended to allow SCE to recover from ratepayers a substantial portion of its accumulated debts. The settlement was approved by the federal District Court on October 5, 2001. A subsequent motion for stay of judgment pending appeal filed by a consumer group was denied, with a finding that the appellant had shown neither a probability of success on the merits nor irreparable injury. However, it is expected that the appellant will appeal the settlement approval.

         The Power Exchange filed for protection under Chapter 11 of the Bankruptcy Code on March 9, 2001 (U. S. Bankruptcy Court, Central District of California, No. LA01-16577-ES). The PX formerly served as an independent, non-profit entity responsible for administering the competitive wholesale electricity market in California during the period when the IOUs were required to sell all output of their retained power supply resources to the PX and make all purchases of electric energy needed to serve their retail end use customers from the PX. After a December, 2000 FERC order permitting the IOUs to purchase and sell other than through the PX, PX operations slowed dramatically. The PX suspended trading in its power markets on January 31, 2001.


PROSPECTS



         Since January, 2001, the Governor and Legislature have implemented a number of steps through new laws and Executive Orders to respond to the energy problems in the State. These steps include expediting power plant construction and other means of increasing electricity supplies, implementing vigorous energy conservation programs, and entering into long-term power supply and natural gas supply contracts to reduce reliance on spot markets. The Administration believes the combination of these steps, along with moderate temperatures, allowed the State to avoid any electricity interruptions during the peak summer energy demand season.




         While the State expects that over time the measures described above, coupled with conservation, load management and improved energy efficiency, will continue to enable the State to avoid disruptions of the supply of electricity to the public, and will maintain lower wholesale power prices and ultimately promote the financial recovery of the IOUs, the situation continues to be fluid and subject to many uncertainties. There can be no assurance that there will not be future disruptions in power supplies or related developments which could adversely affect the State's economy, and which could in turn affect State revenues, or the health and comfort of its citizens.

RATING AGENCIES' ACTIONS

         As of November 28, Fitch assigned the State's a general obligation bond a municipal bond rating of "AA," with a negative rating watch. Moody's and Standard & Poor's assigned municipal bond ratings of AA and A1, respectively, to the outstanding general obligation bonds of the State. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised again or withdrawn entirely by a rating agency if, in the judgment of such rating agency, circumstances so warrant. Additional revisions or withdrawals of ratings could have adverse effects on the market price of the State's general obligation bonds.


                   CONSTITUTIONAL LIMITS ON SPENDING AND TAXES

STATE APPROPRIATIONS LIMIT

         The State is subject to an annual appropriations limit imposed by
Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

         Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

         There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriations of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.

         The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

         The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

         As of the enactment of the 2001 Budget Act, the Department of Finance projects the State's Appropriations Limit to be $2.089 and $9.819 billion under the State Appropriations Limit in fiscal years 2000-01 and 2001-02, respectively.

PROPOSITION 98

         On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act. Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), guarantees K-14 schools the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 becomes a "credit" to schools and the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

         Proposition 98 implementing legislation adopted prior to the end of the 1988-89 fiscal year determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percentage has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions for the transfer of certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

         During the recession in the early 1990s, General Fund revenues were less than originally projected for several years, so that the original Proposition 98 appropriations were higher than the minimum percentage provided in the law. The Legislature designated the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements with the intention that "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. As a result, per-pupil Proposition 98 funding remained approximately $4,200 between fiscal years 1991-92 and 1993-94.

         In 1992, a lawsuit titled California Teachers' Association v. Gould was filed challenging the validity of these off-budget loans. A settlement of the lawsuit in 1996 requires both the State and K-14 schools share in the repayment of $1.76 billion prior years' emergency loans to schools. The State is repaying $935 million by forgiveness while schools will repay $825 million. The State's share of the repayment is reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment is reflected as part of the appropriations and counts toward satisfying the Proposition 98 guarantee or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

         Substantially increased General Fund revenues in the fiscal years 1994-95 through 2000-01 have resulted in significant increases in the level of Proposition 98 appropriations budgeted for those years. Because of the State's increasing revenues, per-pupil funding at the K-12 level has grown by more than 58 percent since 1991-92, to an estimated $6,678 per pupil in 2000-01. Since the release of the Governor's Budget in January 2001, the projected level of revenue available to the State for fiscal year 2001-02 has declined precipitously. The revenue projection for 2001-02 indicates a decline of approximately $4.3 billion. This drop in revenue has changed the calculation of the General Fund share of the minimum K-14 funding level from approximately $30.9 billion to approximately $27.9 billion. However, despite this decline in the calculated minimum guarantee, the 2001 Budget Act funds K-14 education at more than $3.9 billion above the minimum level and less than three percent under the level proposed in the Governor's Budget released in January 2001. Total funding for K-14, including prior year adjustments due to census changes, yields a funding level of more than $45.4 billion (for $7,002 per pupil at the K-12 level) - an increase of nearly six percent in just the last year. The Budget funds new initiatives to improve achievement in low performing schools, advance technology in high schools, enhance school accountability, provide increased professional development in reading and mathematics and expand principal training.

SOURCES OF TAX REVENUE

         The following is a summary of the State's major revenue sources.

PERSONAL INCOME TAX

         The California personal income tax, which in 1999-00 contributed about 55 percent of General Fund revenues and transfers, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions). The tax is progressive with rates ranging from 1.0 to 9.3 percent. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT") which is much like the federal AMT.

         Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, have become a larger component of personal income taxes in the last few years. For the 2000-01 fiscal year, these two income sources appear to have contributed approximately 23 percent of all personal income tax revenue, a dramatic increase from their 5.6 percent share in 1995-96. The increasing influence that these stock market-related income sources have had on personal income tax revenues over the past few years has added a significant dimension of volatility to this revenue source. For instance, these sources are projected to decline to approximately 17 percent of personal income tax revenues in the 2001-02 fiscal year.

         The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income.

SALES TAX

         The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Sales tax accounted for about 29 percent of General Fund revenue and transfers in 1999-00. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. Pursuant to federal law, out-of-state sales to Californians over the internet are not taxed by the State at this time. The State currently imposes a basic 7.00 percent sales tax rate. The breakdown of the basic 7.00 percent rate imposed on a statewide basis in 2001 is:

         o 4.75 percent represents the State General Fund tax rate (expected to increase back to 5.00 percent effective January 1, 2002, due to the sales tax trigger described below).

         o  2.00 percent is dedicated to cities and counties.

         o  0.25 percent is dedicated to county transit systems.


         Legislation in July 1991 raised the sales tax rate by 1.25 percent to its current level. Of this amount, 0.25 percent was added to the General Fund tax rate, and the balance was dedicated to cities and counties. One-half percent was a permanent addition to counties, but with the money earmarked to trust funds to pay for health and welfare programs whose administration was transferred to counties. Another 0.5 percent of the State General Fund tax rate that was scheduled to terminate after June 30, 1993, was extended until December 31, 1993, and allocated to local agencies for public safety programs. Voters in a special election on November 2, 1993, approved a constitutional amendment to permanently extend this 0.5 percent sales tax for local public safety programs.

         Pursuant to prior law, 0.25 percent of a basic 5.00 percent State tax rate could be terminated upon certification by the Director of Finance by November 1 in any year that the balance in the budget reserve for two consecutive years exceeded 4 percent of General Fund revenues. The 0.25 percent rate would be reinstated if the Director of Finance subsequently determined that the reserve would not exceed 4 percent of General Fund revenues. Pursuant to this law, a 0.25 percent cut in the State sales tax occurred on January 1, 2001.

         Legislation enacted as part of the 2001-02 Budget revised this test to provide that 0.25 percent of the basic 5.00 percent State tax rate may be suspended in any calendar year beginning on and after January 1, 2002, upon certification by the Director of Finance by November 1 in any year in which both of the following occur: (1) the General Fund reserve is expected to exceed 3 percent of revenues in that fiscal year and (2) actual revenues for the period, May 1 through September 30 equal or exceed the May Revision forecast. The 0.25 percent rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) and (2) above are not met for that fiscal year. The Administration projects that the 0.25 percent rate reduction that began January 1, 2001, will be reinstated as of January 1, 2002, based on an estimated budget reserve at June 30, 2002, of less than 3 percent of General Fund revenues.

BANK AND CORPORATION TAX

         Bank and corporation tax revenues, which comprised about 9 percent of General Fund revenue in 1999-00, are derived from the following taxes:

         1. The franchise tax and the corporate income tax are levied at an 8.84 percent rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

         2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2 percent on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

         3. The alternative minimum tax ("AMT") is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65 percent.

         4. A minimum franchise tax of $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first two years of incorporation.

         5. Sub-Chapter S corporations are taxed at 1.5 percent of profits.

INSURANCE TAX

         The majority of insurance written in California is subject to a 2.35 percent gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35 percent rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5 percent, surplus lines and nonadmitted insurance at 3 percent and ocean marine insurers at 5 percent of underwriting profits. Insurance taxes comprised approximately 2 percent of General Fund revenues and transfers in 1999-00.

OTHER TAXES

         Other General Fund major taxes and licenses include: Estate, Inheritance and Gift Taxes, Cigarette Taxes, Alcoholic Beverage Taxes, Horse Racing Revenues and trailer coach license fees. These other sources totaled approximately 2.0 percent of General Fund revenues and transfers in fiscal year 1999-00.

         The California estate tax is based on the state death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. Along with the recent federal repeal of the estate tax came the phase-out of the State pick-up tax by 2005. The State pick-up tax will be reduced as follows:

         o In 2002 the pick-up tax will be reduced by 25 percent from present law amounts.

         o In 2003 the pick-up tax will be reduced by 50 percent from present law amounts.

         o In 2004 the pick-up tax will be reduced by 75 percent from present law amounts.

Special Fund Revenues

         The California Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various Special Funds. In general, Special Fund revenues comprise three categories of income:

         1. Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

         2. Charges for special services to specific functions, including such items as business and professional license fees.

         3. Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

         Motor vehicle related taxes and fees accounted for about 53 percent of all Special Fund revenues and transfers in 1999-00. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. During fiscal year 1999-00, $8.3 billion was derived from the ownership or operation of motor vehicles. This was 3.7 percent below the 1998-99 level, due to tax reductions enacted for vehicle license fees. About $4.4 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners. These amounts include the additional fees and taxes derived from the passage of Proposition 111 in June 1990.

Vehicle License Fee

         Vehicle license fees, over and above the costs of collection and refunds authorized by law, are constitutionally defined local revenues. Chapter 322, Statutes of 1998 ("Chapter 322") established a vehicle license fee offset program, scheduled to be implemented in successive stages if General Fund revenues met certain targets. Pursuant to Chapter 322, vehicle license fees were reduced (offset) by 25 percent beginning January 1, 1999. Later legislation increased the offset to 35 percent for 2000 and the first half of calendar year 2001. Beginning July 1, 2001, the offset will be permanently increased to 67.5 percent. These offset levels are expected to reduce vehicle license fee revenues by $1.763 billion in fiscal year 2000-01, $3.554 billion in 2001-02 and $3.855 billion in 2002-03. The amount will be adjusted thereafter as vehicle sales activity changes.

         Under Chapter 322, a continuous appropriation from the General Fund backfills the vehicle license fee revenue that local governments would otherwise lose due to the fee reductions. If in any year the Legislature fails to appropriate enough funds to fully backfill the then-applicable vehicle license fee offset, the percentage offset will be reduced to assure that local governments are not disadvantaged.

         In response to revenue growth, the Legislature provided an additional
32.5 percent vehicle license fee reduction for the period January 1, 2001 through June 30, 2001. This additional reduction is returned to taxpayers in the form of a rebate. The Legislature appropriated $2.052 billion in 2000-01 to fund taxpayer rebates in 2000-01 and a portion of the 67.5 percent offset in 2001-02. Therefore, total tax relief from the vehicle license fee offset and rebates is $3.8 billion General Fund in fiscal year 2000-01 and $2.3 billion General Fund in 2001-02.

Taxes on Tobacco Products

         On November 8, 1988, voters approved Proposition 99, which imposed, as of January 1, 1989, an additional 25 cents per pack excise tax on cigarettes, and a new, equivalent excise tax on other tobacco products. The initiative requires that funds from this tax be allocated to anti-tobacco education and research and indigent health services, and environmental and recreation programs.

         Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87 cents per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco, and snuff at a rate equivalent to the tax increase on cigarettes of 50 cents per pack. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. Thus, this proposition increased the total excise tax on other tobacco products by an amount equivalent to an increase in the cigarette tax of one dollar per pack. There is litigation pending challenging the enactment of these new taxes.

         The State excise tax on cigarettes of 87 cents per pack and other tobacco product taxes are earmarked as follows:

         o Fifty cents of the per-pack tax on cigarettes, and the equivalent rate levied on non-cigarette tobacco products, go to the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

         o Twenty-five cents of the per-pack tax on cigarettes, and the equivalent rates levied on non-cigarette tobacco products, are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs. This portion of the excise tax was imposed on January 1, 1989, as voters approved Proposition 99 of 1988.

         o  Ten cents of the per-pack tax is allocated to the State's General
            Fund.

         o The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund. Legislation enacted in 1993 added the additional per pack excise tax for the purpose of funding breast cancer research.

TOBACCO LITIGATION

         In 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the companies agreed to pay California governments approximately $25 billion (subject to adjustments) over a period of 25 years. Beyond 2025, payments of approximately $1 billion per year will continue in perpetuity. Under a separate Memorandum of Understanding, half of the money will be paid to the State, and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). During fiscal year 2000-01, the General Fund received $383 million in settlement payments. The Budget forecasts payments to the State totaling $474 million in 2001-02, of which $72 million will go to the General Fund and the balance will be deposited in a special fund to pay certain healthcare costs.

         The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments for decreases in cigarette sales and certain types of federal legislation. Settlement payments can increase due to inflation or increases in cigarette sales. The "second annual" payment, received in April 2001, was 7.2 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. If any of the companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions thereby reinstating all claims against those companies. The State may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages.

                      PRIOR FISCAL YEARS' FINANCIAL RESULTS

         Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.

         The economy grew strongly during the fiscal years beginning in 1995-96, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99 and $8.2 billion in 1999-00) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.

         The 2000 Budget Act, signed by the Governor on June 30, 2002, assumed General Fund revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-00 estimates. The 2000 Budget Act appropriated $78.8 billion from the General Fund, a 17.3 percent increase over 1999-00 and reflected the use of $5.5 billion from the Special Fund for Economic Uncertainties available from surpluses in the prior year. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.

         The extraordinary fiscal resources available in 2000-01 allowed the State to provide significantly increased funding for K-12 schools, higher education and health and human services.

         New funding was also provided on a one-time basis to local governments. Significant moneys were devoted for capital outlay. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. In addition, the Budget Act included $570 million from the General Fund in new funding for housing programs.

         A total of about $1.5 billion of tax relief was enacted as part of the budget process. The vehicle license fee reduction, started in 1998, was accelerated to the final 67.5 percent level for calendar year 2001, two years ahead of schedule. The acceleration will cost the General Fund about $887 million in fiscal year 2000-01 and $1.426 billion in fiscal year 2001-02. A one-time Senior Citizens Homeowner and Renters Tax Assistance program will cost about $154 million. A personal income tax credit for teachers will cost $218 million and a refundable credit for child care expenses will cost $195 million. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $89 million in 2000-01.

         The 2001-02 Governor's Budget released on January 10, 2001, provided revised 2000-01 revenue and expenditure estimates. These estimates were further updated on May 14, 2001, with the release of the May Revision to the Governor's Budget (the "May Revision") and at the time of adoption of the 2001 Budget Act in July, 2001. The latest estimates project General Fund revenues in 2000-01 of $78.0 billion, $4.1 billion above the 2000 Budget Act estimates and $1.1 billion above the 2001-02 Governor's Budget estimate, reflecting the continuing positive revenue impact of the State's strong economy through the end of calendar year 2000. Expenditures in 2000-01 were estimated to be $80.1 billion, about $1.3 billion above the Budget Act estimates. The Department of Finance estimated in the 2001 Budget Act that the June 30, 2001 SFEU balance, the budget reserve, will be approximately $6.3 billion, a substantial increase over the 2000 Budget Act estimate of $1.78 billion. This reserve has been virtually entirely used to provide advances to support the Department of Water Resources power purchase program without the need for the General Fund to seek internal or external borrowing for that purpose.

                              CURRENT STATE BUDGET

         The discussion below of the fiscal year 2001-02 budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 2001 Budget Act, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

FISCAL YEAR 2001-02 BUDGET

         Background. The 2001-02 Governor's Budget, released January 10, 2001, estimated 2001-02 General Fund revenues and transfers to be about $79.4 billion and proposed $82.9 billion in expenditures, utilizing a portion of the surplus expected from 2000-01. The Governor proposed budget reserves in 2001-02 of $2.4 billion, including $500 million for unplanned litigation costs.


         The May Revision disclosed a reversal of the recent General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000. The 2001 Budget Act projects General Fund revenues in 2001-02 will be about $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates and $4.3 billion below the estimate in the 2001-02 Governor's Budget. Most of the drop is attributed to the personal income tax, which reflects both slower job and wage growth and a severe decline in capital gains and stock option income, which is included in personal income tax statistics. Lower corporate earnings are projected to result in a drop in the corporate income tax, while sales taxes are projected to increase slightly.


         Fiscal Year 2001 Budget Act. The Fiscal Year 2001 Budget Act was signed by the Governor on July 26, 2001, almost four weeks after the start of the fiscal year. The Governor vetoed almost $500 million General Fund expenditures from the Budget passed by the Legislature. The spending plan for 2001-02 includes General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures. The spending plan utilizes more than half of the budget surplus as of June 30, 2001, but still leaves a projected balance in the SFEU at June 30, 2002 of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumes that, during the course of the fiscal year, the $6.1 billion advanced by the General Fund to the Department of Water Resources for power purchases will be repaid with interest. See "Recent Developments Regarding Energy" above.

         The 2001 Budget Act also includes Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The State anticipates issuing approximately $5.7 billion of revenue anticipation notes during the fiscal year as part of its cash management program.

         Some of the important features of the 2001 Budget Act are the following:

                  1. Proposition 98 per pupil spending was increased by 4.9 percent to $7,002. Total General Fund spending of $32.4 billion for K-12 education fully funds enrollment and cost of living increases and also provides additional funding for a number of programs, such as teacher and principal training programs, instructional and student achievement improvement programs, energy cost assistance, and high-tech high schools.

                  2. Higher education funding was increased to allow for enrollment increases at both the University of California and the California State University system with no fee increases. Additional funding was also provided for 3 percent student growth at community colleges.

                  3. Health, welfare and social services generally are fully funded for anticipated caseload growth. The 2001 Budget Act adopts an Administration proposal to utilize $402 million of tobacco litigation settlement payments to fund certain health programs.

                  4. In addition to $4.3 billion of continuing tax relief, the 2001 Budget Act contains about $125 million in new General Fund tax relief, primarily for senior citizens property tax assistance and certain new tax credits aimed at rural areas and agricultural equipment. As noted above, the Legislature modified the law permitting a 0.25 percent cut in the state sales tax rate if the General Fund reserve exceeds three percent of revenues in the current fiscal year. This change is not expected to impact the 2001-02 fiscal year.

                  5. The 2001 Budget Act alters the six-year transportation funding plan started in the 2000-01 fiscal year. The Legislature postponed for two years the transfer of sales taxes on gasoline to support transportation programs, and this transfer will take place during the 2003-04 to 2007-08 fiscal years. As a result, $2.5 billion of these sales tax revenues will remain in the General Fund over the 2001-02 and 2002-03 fiscal years. To allow all current projects to remain on schedule through 2002-03, the legislation authorized certain internal loans from other transportation accounts. Part of the Budget Act compromise was an agreement to place on the March 2002 statewide ballot a constitutional amendment which would make permanent, after 2007-08, the dedication of sales taxes on gasoline to transportation purposes.

                  6. The 2001 Budget Act provides significant assistance to local governments including $232.6 million for the COPS and county juvenile justice crime prevention programs, $209 million for mental health and social services, $154 million for street and road maintenance, $124 million for various public safety programs and $34 million for environmental protection.

                                   LITIGATION

         The State is a party to numerous legal proceedings. The following are the most significant pending proceedings as reported by the Office of Attorney General.

         On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al. v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal. Briefs are being submitted; no date has yet been set for oral argument.



         In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon v. State, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January of 2000. The trial is set for July 2002. The State is vigorously defending the action.


         The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, California v. J. B. Stringfellow, Jr. et al., the State is seeking recovery for the past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial on the coverage action is not expected to begin until late 2002 at the earliest.


         The State is a defendant in Paterno v. State of California, a coordinated action involving 3,000 plaintiffs seeking recovery of damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of the plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the Court of Appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiffs' petition for review. By "Intended Decision" dated September 11, 2001, following a four month bench trial, the judge ruled that the 3,000 plaintiffs take nothing from the State or its co-defendant, Reclamation District
784. On October 12, 2001, the court heard the arguments of counsel in connection with plaintiffs' objections to the Intended Decision. The objections remain under submission.


         In County of San Bernardino v. State Department of Health Services and Barlow Respiratory Hospital v. State Department of Health Services, which are being tried together in state court, plaintiffs seek mandamus relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates. Plaintiffs in Orthopedic Hospital v. Belshe, a federal court action, seek the same relief on a prospective basis. Plaintiffs in the state court action have estimated that the retroactive damages could exceed $500 million. Should prospective relief be granted, the State's costs could increase by more than $100 million per year in future years. The State is vigorously defending these cases. The trial in the County of San Bernardino and Barlow cases is scheduled to have three phases: law, fact and remedy phases. The state court litigation has been stayed pending settlement negotiations which have resulted in settlement of all three cases for $350 million in retroactive payments and a 30 percent increase in reimbursement rates beginning July 1, 2001, with 3.33 percent increases in each of the following three years. This settlement is subject to approval by the United States Department of Health and Human Services, Health Care Financing Administration.

         The State is involved in three refund actions, California Assn. Of Retail Tobacconists (CART), et al. v. Board of Equalization, et al., Cigarettes Cheaper! et al. v. Board of Equalization, et al. and McLane/Suneast, et al. v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, which the voters passed in 1998 to establish the Children and Families Commission and local county commissions and to fund early childhood development programs. CART and Cigarettes Cheaper! allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. McLane/Suneast challenges only the "double tax" aspect of Proposition 10. Trial of these three consolidated cases commenced on September 15, 2000, and concluded on November 15, 2000. A final statement of decision issued on December 7, 2000, and judgment in favor of all defendants as to all 30 consolidated counts was entered on January 9, 2001. The McLane/Suneast and U.S. Tobacco plaintiffs timely appealed all "double tax" issues, and the CART and Cigarettes Cheaper! plaintiffs timely appealed these and all other issues. Due to the challenge of the provisions on its face, there is exposure as to the entire $750 million per year collected under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved.


         In FORCES Action Project et al. v. State of California et al., various smokers rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. On August 15, 2001, the 9th Circuit Court of Appeals affirmed the district court's dismissal of plaintiffs' claims but remanded the case to the district court to rule on whether plaintiffs should be allowed to amend their complaint to make a claim for injunctive relief under the federal antitrust laws. Plaintiffs have filed a motion to amend their complaint. The motion is scheduled to be heard on December 18, 2001.

         Arnett v. California Public Employees Retirement System, et al. was filed by seven former employees of the State of California and local agencies, seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula which determines the amount of IDR benefits violates the federal Age Discrimination in Employment Act of 1967 ("ADEA"). Plaintiffs contend that, but for their ages at hire, they would receive increased monthly IDR benefits similar to their younger counterparts who began employment before the age of 40. CalPERS has estimated the liability to the State as approximately $315.5 million were the plaintiffs to prevail. The District Court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit Court of Appeals reversed the District Court's dismissal of the complaint. The State sought further review in the United States Supreme Court. On January 11, 2000, the United States Supreme Court in Kimel v. Florida Board of Regents, held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, the Supreme Court granted the petition for writ of certiorari in Arnett, vacated the judgment of the Ninth Circuit, and remanded the case to the Ninth Circuit for further proceedings consistent with Kimel. In turn, the Ninth Circuit remanded the case to the District Court. Thereafter, the EEOC intervened in this action. In December 2000, the State filed a motion for summary judgment based on sovereign immunity and constitutional grounds. Prior to a ruling on that motion, the plaintiffs and State defendants reached a partial settlement of the ADEA claim and are now in the process of forming a class action proceeding to address issues pertaining to local public entities. No trial date is set.

         On March 30, 2000, a group of students, parents, and community based organizations brought suit, on behalf of the school children of the Los Angeles Unified School District ("LAUSD"), against the State Allocation Board ("SAB"), the State Office of Public School Construction ("OPSC") and a number of State officials (Godinez, et al. v. Davis, et al. ) in the Superior Court in the County of Los Angeles. The lawsuit principally alleges SAB and OPSC have unconstitutionally and improperly allocated new public school construction funds to local school districts for new public school construction as authorized by the Class Size Reduction Kindergarten-University Public Education Facilities Bond Act (hereafter referred to as "Proposition 1A"). Plaintiffs seek only prospective relief, alleging that the current SAB method of allocating new construction funds is neither reasonable nor fair to large, urban school districts. The Plaintiffs allege the present allocation method does not dispense new construction funds on priority of greatest need basis. On December 13, 2000, the parties reached an agreement under which plaintiffs and intervenors agree that the regulations adopted by the SAB at its meeting of that date, adequately address the needs of LAUSD. Assuming no future substantive changes in the regulations, the lawsuit will not go forward and will eventually be dismissed. On or about December 8, 2000, a related lawsuit was filed in Sacramento County Superior Court by the Coalition for Adequate School Housing ("CASH"). CASH seeks a writ of mandate against the SAB to prevent the distribution of new school construction funds according to the newly adopted regulations. CASH seeks distribution of the new school construction funds on a first come, first served basis. The SAB has filed an answer. The CASH petition was set for hearing on September 24, 2001, in Los Angeles County Superior Court. The CASH petition was denied on September 25, 2001 and the court ordered the action dismissed in its entirety. The Attorney General is of the opinion that neither the Godinez nor the CASH lawsuit affects the validity of any State bonds, nor the authority of the State to issue bonds under the current authorization granted by the finance committees.


         In Charles Davis v. California Health and Human Services Agency, the plaintiff has brought a class action under a number of federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at a San Francisco-run 1,200 bed skilled nursing facility (Laguna Honda) who require long term care should be assessed as to whether they can be treated at home or in community-based facilities, and then provided appropriate care. The State has filed an answer. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiff prevail, the State's liability could exceed $400 million. The state is vigorously defending this action.

         In Stephen Sanchez, et al. v. Grantland Johnson et al., the plaintiffs have brought a class action in Federal District Court for the Northern District of California, seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act, and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act, because they result in unnecessary institutionalization of developmentally disabled persons. The State has filed a responsive pleading and is vigorously contesting the case. At this early stage in the proceedings, it is difficult to assess the financial impact of a judgment against the State. However, should the plaintiffs prevail, the State's liability could exceed $400 million.

LITIGATION RELATING TO ENERGY MATTERS

         ACTIONS SEEKING COMPENSATION FOR BLOCK FORWARD CONTRACTS COMMANDEERED BY THE GOVERNOR


         The California Power Exchange ("Power Exchange" or "PX") has filed a claim with the State Victim Compensation and Government Claims Board (the "Board") seeking compensation from the State as a result of the commandeering by the Governor under Executive Orders of certain block forward power purchase contracts from SCE and PG&E in February 2001. The claim asserts the value of the SCE contracts to be approximately $682.5 million and the value of the PG&E contracts to be approximately $380.2 million for a total claim of approximately $1.0627 billion. The State disputes the amount of this claim. In addition, SCE and PG&E have filed claims with the Board seeking unspecified amounts of compensation in the form of damages resulting from the commandeering of the block forward contracts. Both PG&E and the PX have filed for protection under Chapter 11 of the federal Bankruptcy Code.

         As of August 17, 2001, the Board had received approximately 340 additional claims from power producers and generators each of which is claiming an interest in the commandeered block forward contracts. The PX amended its original March 16, 2001 claim to include claims on behalf of all market participants for whose benefit the PX claimed the right to liquidate the commandeered block forward contracts referred to in its original claim. The administrative law judge selected by the Board to try the matter has found that the PX has identified and is representing all parties properly before the Board. On February 27, 2001, the Board will hear argument on the value of the block forward contracts.

         In addition to the administrative action before the Board, the State was served with three inverse condemnation complaints arising from the Governor's commandeering of the block forward contracts. Pacific Gas and Electric Company v. The State of California was filed in San Francisco County Superior Court on July 16, 2001. California Power Exchange Corporation v. State of California and Reliant Energy Services, Inc. v The State of California were filed in Los Angeles County Superior court on July 20, 2001. Each plaintiff seeks unspecified amounts as just compensation and related damages for the alleged taking of their respective competing claims to the block forward contracts resulting from the Governor's commandeering. The State has filed demurrers to the complaints in each of the actions.

         The People of the State of California, acting by and through DWR, have also filed a declaratory relief action in Sacramento Superior Court (People of the State of California v. ACN Energy Inc., et al. (No. 01A505497)) seeking a declaration regarding the extent of the State's liability, if any, for damages or compensation arising from the Governor's commandeering of the block forward contracts and a declaration that any entity that has not filed a claim with the Board is barred from claiming damages in any other action. Defendant Duke Energy has filed a Notice of Removal to federal district court.

         In September 2001, the State filed motions for relief from automatic stay in the PX and PG&E bankruptcies. On October 1, 2001, Official Committee of Participant Creditors of the State, the PX, PG&E, and Reliant stipulated, among other things, to orders in the PX and PG&E bankruptcy actions granting relief from the automatic stay to the extent necessary to permit the prosecution and defense to final judgment of any actions or claims as to whether, how much, and to whom the State may be adjudged to pay, if anything, for the actions taken pursuant to the Executive Orders, including specifically the three inverse condemnation actions and the declaratory relief action. The parties to the stipulation also agreed to coordination of the State's declaratory relief action and the three inverse condemnation actions in a single coordinated case. On October 12, 2001, the coordination motion judge determined that coordination was appropriate and designated Sacramento County Superior Court for assignment to a coordination trial judge. The parties may dispute the choice of venue.


                            ADDITIONAL CONSIDERATIONS

California Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from California State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. For information concerning the economy of Puerto Rico, please see Appendix E of this Statement of Additional Information.

                                                                     APPENDIX C

                        ADDITIONAL INFORMATION CONCERNING
                        CONNECTICUT MUNICIPAL OBLIGATIONS

         The following information is a summary of special factors affecting investments in Connecticut Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut (the "State") and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Connecticut bond issues. Citi Connecticut Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                         CERTAIN ECONOMIC CONSIDERATIONS

         Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York. More than one-quarter of the total population of the United States and approximately 60% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period 1940 to 1970, and slowed substantially during later decades. The State has extensive transportation and utility services to support its economy.

         Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the market value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s, slower growth for a few years in the early 1990s and steadily increasing growth during the rest of the 1990s; employment which fell during the early 1990s but has risen steadily during the rest of the decade to the levels achieved in the late 1980s; and the unemployment rate, which is the lowest in a decade and lower than the regional and national rate.


         Manufacturing has traditionally been of prime economic importance to Connecticut but has declined during the last decade. Connecticut has a diverse manufacturing sector, with the construction of transportation equipment (primarily aircraft engines, helicopters and submarines) being the dominant industry. The State is also a leading producer of military and civilian helicopters.

         During the past ten years, Connecticut's manufacturing employment was at its highest in 1990 at over 322,420 workers. Since that year, employment in manufacturing was on a downward trend with only a slight increase in 1997 and 1998. A number of factors, such as heightened foreign competition, a sharp decrease in defense spending, and improved productivity played a significant role in affecting the overall level of manufacturing employment. Total manufacturing jobs in Connecticut rebounded in 1997 and further improved in 1998, but continued to decline to a recent low of 262,300 in 2000. The total number of manufacturing jobs dropped 60,120 and 18.6% for the ten year period since 1991.

         One important component of the manufacturing sector in Connecticut is defense related business. Approximately one-quarter of the manufacturing establishments and approximately one-quarter of the manufacturing employees are involved in defense related businesses. Nonetheless, this sector's significance in the State's economy has declined considerably. Connecticut has witnessed a marked reduction in the amount of federal spending earmarked for defense related industries in the State. In fiscal 2000, Connecticut received $2,177.5 million of prime contract awards. This accounted for 1.8% of national total awards and ranked seventeenth in total defense dollars awarded and fourth in per capita dollars awarded among the 50 States. In fiscal year 2000, Connecticut had $639 in per capita defense awards, compared to the national average of $439. As measured by a three year moving average of defense contract awards as a percent of Gross State Product, awards to Connecticut based firms have fallen to 1.8% of Gross State Product in fiscal 2000, down from 5.1% of Gross State Product in fiscal year 1991. The reduction in 2000 was primarily due to lower awards for supplies and equipment for naval ships.


         Connecticut is a leading producer of aircraft engines and parts, submarines, and helicopters. The largest employers in these industries are United Technologies Corporation, including its Pratt and Whitney Aircraft Division with headquarters in East Hartford, and Sikorsky Aircraft Corporation in Stratford, as well as General Dynamics Corporation's Electric Boat Division in Groton.


         Over the past several decades the non-manufacturing sector of the State's economy has risen in economic importance, from just over 50% of total State employment in 1950 to approximately 84.5% by 2000. This trend has decreased the State's dependence on manufacturing. Services, retail and wholesale trade, state and local government, as well as finance, insurance and real estate ("FIRE") collectively comprise approximately 90% of the State's employment in the non-manufacturing sector.


                        FISCAL CONDITION IN RECENT YEARS

         The State finances most of its operations through its General Fund. However, certain state functions, such as the state's transportation budget, are financed through other state funds. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted Federal grants account for most of the other General Fund revenue.


FISCAL YEAR 2000-2001 OPERATING RESULTS

         The adopted budget for the 2000-01 fiscal year anticipated General Fund revenues of $11,281.3 million and General Fund expenditures of $11,280.8 million resulting in a projected surplus of $0.5 million. According to the State Comptroller's unaudited annual report, General Fund revenues for the 2000-01 fiscal year were $11,985.5 million, General Fund expenditures were $11,954.8 million, resulting in an operating surplus of $30.7 million. The operating surplus of $30.7 million has been transferred pursuant to statute to the state's budget reserve fund.

         Prior to the conclusion of the fiscal year, the State was projecting a surplus in excess of $600 million. As part of the adopted biennial budget for the ensuing fiscal years, the legislature appropriated $576.2 million of the fiscal 2000-2001 surplus for purposes such as debt avoidance or measures that are primarily one-time in nature. This resulted in General Fund expenditures for fiscal year 2000-2001 that were significantly higher than originally budgeted. This level of surplus appropriation assured that the State would still be able to make a deposit into the state's budget reserve fund, thereby maintaining the statutorily required 5% balance in the fund.

ADOPTED BUDGET FISCAL YEARS 2001-2002 AND 2002-2003

         The Governor submitted his proposed budget to the legislature on February 7, 2001. The budget document included a proposed General Fund budget for fiscal year 2001-2002 and fiscal year 2002-2003. The budget was adopted in a special session of the legislature held in June, 2001. The adopted budget for fiscal year 2001-2002 anticipated General Fund revenues of $11,894.1 million and General Fund expenditures of $11,894.0 million, with an estimated surplus of $0.1 million. For fiscal year 2002-2003, the adopted budget anticipated General Fund revenues of $12,432.0 million and General Fund expenditures of $12,431.4 million, with a surplus of $0.6 million. The adopted budget was within the expenditure limits prescribed by the State Constitution and $78.2 million below the cap in fiscal year 2001-2002 and $63.0 million below the cap in fiscal year 2002-2003.

         The enacted budget makes several changes to the state's tax law. The most significant change is the suspension for a period of two years of the 5.75% sales tax on hospital services. This will reduce revenues by $110 million in fiscal 2001-2002 and by $112 million in fiscal year 2002-2003. The remaining revenue modifications are modest in magnitude.

         The enacted budget contains significant expenditure changes in several areas. The most significant change within the budget is the scaling back of the disproportionate share appropriation related to uncompensated care provided by hospitals in the state. This expenditure savings of approximately $107 million was undertaken in conjunction with the tax change referenced above. Also within the Department of Social Services is the annualization of the HUSKY Adult program totaling $28 million in the first year of the biennium and $34 million in the second year of the biennium. The state's largest support for local education is through the Education Cost Sharing (ECS) formula. The budget as passed increases this grant by $127.5 million by the second year of the biennium over the grant entitlement level for fiscal year 2000-2001. Of the $127.5 million increase, $50 million is devoted to phasing out the ECS grant's formula cap. Current law requires the grant formula cap to be eliminated in fiscal year 2004. Of the balance, $10 million will go to non-cap towns as a one-time cost-of-living adjustment, with the remaining funding going to expected enrollment growth over the biennium. Due to the projected increase in incarcerated individuals in the state's prison system, the state's Department of Corrections budget is recommended to expand by $52.2 million by fiscal year 2002-2003 over fiscal year 2000-2001. In anticipation of new court house openings, the incorporation of the county sheriffs system within the Judicial Branch and the expansion of the alternative incarceration program the Judicial Department will see its expenditures increase by $56.8 million between fiscal year 2000-2001 and fiscal year 2002-2003.

         The adopted budget for the 2001-2002 fiscal year anticipated General Fund revenues of $11,894.1 million and General Fund expenditures of $11,894.0 million resulting in a projected surplus of $0.1 million. By statute, the State's fiscal position is reported monthly by the Comptroller. This report compares the revenues already received and the expenditures already made to estimated revenues to be collected and estimated expenditures to be made during the balance of the fiscal year. This report estimates 2001-2002 fiscal year General Fund revenues of $11,651.7 million, General Fund expenditures of $11,953.4 million, and an estimated operating deficit of $301.7 million, as a result of a decrease in estimated revenue and an increase in certain expenditures.

         By statute, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report shall include a plan which the Governor shall implement to modify agency allotments to the extent necessary to prevent a deficit. Should such plan result in a reduction of more than five percent of total appropriations, approval of the General Assembly would be required.

         As part of the plan to address the budget shortfall, the Governor called a Special Session of the Connecticut General Assembly. The Special Session convened on November 13, 2001, recessed on November 16, 2001, and adopted legislation which contained $35.5 million General Fund operating budget reductions for fiscal year 2001-02 and $129.0 million in expenditure reductions that had been appropriated from the fiscal year 2000-01 surplus. It is anticipated that legislation will be adopted in the regular February 2002 session that will transfer the reductions in appropriations from the 2000-01 surplus to the resources of the General Fund. These actions, together with various allotment modifications imposed by the Governor, while not fully eliminating the budget shortfall, reduce deficit projections below 1% of General Fund expenditures. The legislation also authorized $51.6 million in additional general obligation bonds to finance some of the reductions in expenditures from the 2000-01 surplus.


         The State imposes a personal income tax on the income of residents of the State (including resident trusts and estates), part-year residents and certain non-residents who have taxable income derived from or connected with sources within Connecticut. The tax imposed is at the maximum rate of 4.5% on Connecticut taxable income. Depending on federal income tax filing status, the taxable year and Connecticut adjusted gross income, personal exemptions ranging from $12,000 to $24,000 are available to taxpayers in taxable year 2001 with the lower end of the range increasing annually to $15,000 by taxable year 2007 for certain taxpayers. In addition, tax credits ranging from 1% to 75% of a taxpayer's Connecticut tax liability are also available depending upon federal income tax filing status, the taxable year and Connecticut adjusted gross income. Such exemptions and tax credits are phased out at certain higher income levels. Neither the personal exemption nor the tax credit described above is available to trusts or estates. Legislation enacted in 1995 effected a graduated rate structure beginning in tax year 1996. Under this revised structure, the top rate remains at 4.5% with a rate of 3% applicable to taxable income up to certain amounts. Subsequent legislation has increased the amount of taxable income subject to the 3% rate. By tax year 1999 and thereafter, the first $20,000 of taxable income for a joint filer and the first $10,000 of taxable income for a single filer is taxed at the 3% rate. In addition, an income tax credit for property taxes paid has been increased to a maximum of $500 per filer. Taxpayers are also subject to a Connecticut minimum tax based on their liability, if any, for payment of the federal alternative minimum tax.

         The Sales Tax is imposed, subject to certain limitations, on the gross receipts from certain transactions within the State of persons engaged in business in the State, including (a) sales at retail of tangible personal property, (b) the rendering of certain services, (c) the leasing or rental of tangible personal property, (d) the production, fabrication, processing, printing, or imprinting of tangible personal property to special order or with materials furnished by the consumer, (e) the furnishing, preparation or serving of food, meals, or drinks, and (f) the transfer of occupancy of hotel or lodging house rooms for a period not exceeding thirty consecutive calendar days. The Use Tax is imposed, with certain exceptions, on the consideration paid for certain services or purchases or rentals of tangible personal property used within the State pursuant to a transaction not subject to the Sales Tax. A separate rate of 12% is charged on the occupancy of hotel rooms. The tax rate for sales and use taxes is 6%. Various exemptions from the Sales and Use Taxes are provided, based on the nature, use or price of the property or services involved or the identity of the purchaser. Tax returns and accompanying payments with respect to revenues from these taxes are generally due monthly on or before the last day of the month next succeeding the taxable month.

         The Corporation Business Tax is imposed on any corporation, joint stock company or association, any dissolved corporation that continues to conduct business, any electric distribution company or fiduciary of any of the foregoing which carries on or has the right to carry on business within the State or owns or leases property or maintains an office within the State or is a general partner in a partnership or a limited partner in a limited partnership, except an investment partnership, that does business, owns or leases property or maintains an office within the State. Certain financial services companies are exempt from this tax. For taxable years commencing on or after January 1, 1999, this exemption extends to domestic insurance companies. The Corporation Business Tax provides for three methods of computation. The taxpayer's liability is the greatest amount computed under any of the three methods. The first method of computation is a tax measured by the net income of a taxpayer (the "Income-Base Tax"). Net income means federal gross income with limited variations less certain deductions, most of which correspond to the deductions allowed under the Internal Revenue Code of 1986, as amended from time to time. The Income-Base Tax had been levied at the rate of 10.75% in 1996 and was phased down over subsequent years to 7.5% for taxable years commencing on and after January 1, 2000. The second method of computing the Corporation Business Tax, from which domestic insurance companies are exempted, is an alternative tax on capital. This alternative tax is determined either as a specific maximum dollar amount or at a flat rate on a defined base, usually related in whole or in part to its capital stock and balance sheet surplus, profit and deficit. The third method of computing the Corporation Business Tax is the minimum tax which is a flat $250. Corporations must compute their tax under all three methods, determine which calculation produces the greatest tax, and pay that amount to the State.

         Other tax revenues are derived from inheritance taxes, taxes on gross receipts of hospitals until April 1, 2000, taxes on public service companies, taxes on net direct premiums of insurance companies, taxes on oil companies, cigarette and alcoholic beverage excise taxes, real estate conveyance taxes, taxes on admissions and dues and other miscellaneous tax sources.


         Federal grants in aid are normally conditioned to some degree, depending upon the particular program being funded, on resources provided by the State. More than 99% of unrestricted federal grant revenue is expenditure driven. The largest federal grants in fiscal 2001 were made for the purposes of providing medical assistance payments to the indigent and temporary assistance to needy families. The State also receives certain restricted federal grants which are not reflected in annual appropriations but which nonetheless are accounted for in the General Fund. In addition, the State receives certain federal grants which are not accounted for in the General Fund but are allocated to the Transportation Fund, various Capital Project Funds and other funds.


         Other non-tax revenues are derived from special revenue transfers; Indian gaming payments; licenses, permits and fees; sales of commodities and services; rents, fines and escheats; investment income; other miscellaneous revenue sources; and designated Tobacco Settlement Revenues.

         In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The constitutional limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

         The Supreme Court has ruled that the provisions of the constitutional budget cap require the passage of additional legislation by a three-fifths majority in each house of the General Assembly, which has not yet occurred. In the interim, the General Assembly has been following a provision of the General Statutes, which contains the same budget cap as the constitutional amendment. In addition to the exclusion of debt service from the budget cap, this statute also excludes statutory grants to distressed municipalities, expenditures to implement federal mandates and court orders in the first fiscal year in which such expenditures are authorized, and payments from surplus for certain debt retirement and additional state employee pension contributions.


         By statute, no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly or issued except as shall not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. As a result, the State had a debt incurring margin as of October 15, 2001 of $2,355,150,714.03.


                            ADDITIONAL CONSIDERATIONS

         The classification of Citi Connecticut Tax Free Reserves under the Investment Company Act of 1940 as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issuers of Connecticut obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of Municipal Obligations. Therefore, the Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Connecticut issuers. The Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Connecticut tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Connecticut taxes.

         Citi Connecticut Tax Free Reserves may invest 25% or more of its assets in Connecticut Municipal Obligations of the same type, including, without limitation, the following: general obligations of the State of Connecticut and its political subdivisions; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, steel companies, life care facilities or other purposes. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers.

         Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. Please see Appendix E of this Statement of Additional Information for information concerning the economy of Puerto Rico.

               RECENT RATINGS OF CERTAIN GENERAL OBLIGATION BONDS


         Moody's, Standard & Poor's and Fitch IBCA assigned their municipal bond ratings of AA, Aa2, and AA, respectively, to the outstanding general obligation bonds of the State. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.


                                   LITIGATION

         The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The Attorney General's Office has reviewed the status of pending lawsuits and reports that it is the opinion of the Attorney General that such pending litigation will not be finally determined so as to result individually or in the aggregate in a final judgment against the State which would materially adversely affect its financial position, except that in the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.


         Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97-290, An Act Enhancing Educational Choices and Opportunities, in response to the Supreme Court decision. In response to a motion filed by the plaintiffs, the Superior Court in 1998 ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling. In a Memorandum of Decision issued March 3, 1999, the Superior Court found that the State complied with the 1996 decision of the Supreme Court. The Superior Court noted that the plaintiffs failed to allow the State enough time to take additional steps in its remedial process. The plaintiffs filed a motion on December 28, 2000 seeking to have the Superior Court, once again, monitor the State's compliance with the State Supreme Court's 1996 decision. A hearing about whether the State is still complying with the State Supreme Court's ruling and what order, if any, should issue has been scheduled for April, 2002.


         The Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff class members be transferred to community residential settings with appropriate support services. This case has been settled as to all persons with mental retardation by their eventual discharge from Norwich and Fairfield Hills Hospital. The case is still proceeding as to those persons with traumatic brain injury and the class of plaintiffs has been expanded to include persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services. The Court in 1998 expanded the class of plaintiffs to include persons who are or have been in the custody of the Department of Mental Health and Addiction Services at any time during the pendency of the case without reference to a particular facility. The trial in this case took place in March 2001. No decision has been rendered.


         Johnson v. Rowland is a Superior Court action brought in 1998 in the name of several public school students and the Connecticut municipalities in which the students reside, seeking a declaratory judgment that the State's current system of financing public education through local property taxes and State payments to municipalities determined under a statutory Education Cost Sharing ("ECS") formula violates the Connecticut Constitution. Additionally, the suit seeks various injunctive orders requiring the State to, among other things, cease implementation of the present system, modify the ECS formula, and fund the ECS formula at the level contemplated in the original 1988 public act which established the ECS. The municipalities have been dismissed from the action for lack of standing. Trial has been scheduled for November, 2002.


         Hospital Tax Cases. In 1999 several hospitals appealed to the Superior Court from the Commissioner of Revenue Services' denial of their claims for partial refunds of the hospital tax imposed on a hospital's gross earnings and for partial refunds of sales tax imposed upon patient care services. The hospitals claim that these taxes should not be imposed with regard to charges for tangible property transferred incidental to the provision of patient care services. Refunds are claimed for the last three years. It is anticipated that other hospitals in the State may bring similar suits.

         PTI, Inc. v. Philip Morris et al. was filed in the Federal Court for the Central District of California in 1999 against the State of Connecticut and the Attorney General in his official and individual capacities. The plaintiffs reimport and distribute cigarettes that have previously been sold by their manufacturers to foreign markets. The plaintiffs challenge certain provisions of the 1998 Master Settlement Agreement (MSA) entered into by virtually all states and territories to resolve litigation by the respective states against the major domestic tobacco companies. The plaintiffs further challenge certain state statutes, including those banning the sale of re-imported cigarettes, so-called Non Participating Manufacturer statutes, that would decrease the price advantage that re-imported cigarettes enjoy over other cigarettes. The plaintiffs claim that various provisions of the MSA and these state statutes violate the federal constitution, antitrust and civil rights laws. The plaintiffs seek declaratory and injunctive relief, compensatory, special and punitive damages, plus attorneys fees and costs. The court has granted the State's motion to dismiss the case.

         Carr v. Wilson-Coker is a Federal District Court action brought in 2000 in which the plaintiffs seek to represent a class of certain Connecticut Medicaid beneficiaries. The plaintiffs claim that the Commissioner of the Department of Social Services fails to provide them with reasonable and adequate access to dental services and to adequately compensate providers of dental services. The plaintiffs seek declaratory and injunctive relief, plus attorneys' fees and costs.


         Doe v. State is a Federal District Court action brought in October 2000 on behalf of all juveniles who have been strip searched at the State's juvenile detention centers. The plaintiffs claim that the blanket policy of strip searching all juveniles upon arrival at the detention centers is unconstitutional. A motion for class certification is currently pending. The plaintiffs seek damages, declaratory and injunctive relief, plus attorneys' fees and costs.

         Foreman v. State is a Federal District Court action brought in January 2001 challenging the policy and/or practice of strip searching all adult inmates arriving at correctional centers, including temporary surrenders, regardless of whether there is a reasonable suspicion that the person might be carrying weapons or contraband. The complaint purports to be brought on behalf of a class of similarly situated individuals, and seeks damages, declaratory and injunctive relief, plus attorneys' fees and costs.

         Association for Retarded Citizens of Connecticut, Inc. v O'Meara is a Federal District Court action brought in October 2001 alleging that the State of Connecticut's Department of Mental Retardation is in violation of applicable Medicaid law and Title II of the Americans With Disabilities Act, along with other federal law, by maintaining a waiting list for Medicaid services of approximately 1600 Medicaid eligible persons. The suit also alleges that the Department of Mental Retardation's placement of persons in quasi-institutional settings, without first allowing them to choose a more integrated community setting, violates federal law. The case seeks mandatory injunctive relief, attorneys' fees and costs.

         While the various cases described in this paragraph involving alleged Indian Tribes do not claim significant monetary damages from the State, the cases are mentioned because they claim sovereignty over land areas that are part of the State of Connecticut. Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership of land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull, Orange, Shelton and Seymour. An additional suit has been filed by the alleged Schaghticoke Indian Tribe claiming privately and town held lands in the Town of Kent. It is possible that other such land claims could be brought by other Indian groups, who have petitioned the Federal Government for Federal recognition. The State has also challenged the decision of the Federal Department of the Interior which allows the Mashantucket Pequot Tribe to add land holdings of the Tribe outside of its reservation to the land held in trust for its benefit by the Department. The added land was not part of the Tribe's original reservation designated under the Federal Settlement Act with the Tribe. The additional land was purchased by the Tribe. The United States Court of Appeals for the Second Circuit has recently rejected the State's claim that the Federal Settlement Act does not allow the Federal Department of the Interior to take this additional land and add it to the Tribe's reservation land. The parties may seek review of this decision, but, in any event, additional issues remain to be decided in the case and the Second Circuit remanded the case for further proceedings, and the case is presently pending in the United States District Court.


         On September 23, 1999 former State Treasurer Paul J. Silvester pleaded guilty in Federal District Court of Connecticut to charges of racketeering, bribery and money laundering. The guilty pleas related to solicitations, for himself and others, of bribes and rewards in return for directing investments of State pension funds. The office of the United States Attorney for Connecticut has stated that the investigation by his office is continuing. Representatives of the Internal Revenue Service and the Securities and Exchange Commission are also investigating. The Office of the Treasurer is cooperating with all investigations.

         In April 2000 former Assistant Treasurer George M. Gomes pleaded guilty to a mail fraud charge related to the matters under investigation. In response to concerns about the activities of the former treasurer, Treasurer Denise L. Nappier proposed, and the General Assembly passed, legislation under Public Act No. 00-43 which requires additional oversight by the Investment Advisory Council over pension fund investments and increases public disclosure by firms providing investment services to the Treasurer's office.

                                                                     APPENDIX D

                        ADDITIONAL INFORMATION CONCERNING
                         NEW YORK MUNICIPAL OBLIGATIONS

         The following information is a summary of special factors affecting investments in New York Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by New York State (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements and updates to official statements relating to securities offerings of New York issuers. Citi New York Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                            CURRENT ECONOMIC OUTLOOK



         The Division of Budget ("DOB") expects the terrorist attacks of September 11, 2001 will depress, at least temporarily, the expected growth in State tax receipts. The DOB projects that the loss of State tax receipts will be in the range of $1 billion to $3 billion in the current fiscal year (which ends on March 31, 2002) and in the range of $2 billion to $6 billion in the next fiscal year as a result of disruptions to business activity and tax payment processes.

         The lower revenue projections are based on a revised economic forecast that projects (a) dramatic losses in income earned by financial sector employees, (b) the relocation and loss of over 100,000 high paying jobs out of New York, (c) significant advertising losses for media companies based in New York City, (d) a prolonged loss of up to half of tourist dollars spent in the City, and (e) a national economy in recession. Prior to the World Trade Center disaster, DOB projected total General Fund tax receipts of almost $39 billion in fiscal year 2001-02. If receipts were to fall by $3 billion in fiscal year 2001-02 and $6 billion in fiscal year 2002-03 as a consequence of the World Trade Center attacks (the upper limit of the current estimate), it would represent a decline in tax revenues of 7.4 percent and 15 percent, respectively, compared to the pre-September 11th forecast.

         DOB estimates that tens of thousands of jobs may have been lost or displaced from New York, at least temporarily, due to the events of September
11. The sector hardest hit by the disaster was the finance industry, which is estimated to have lost 30,000 jobs, many of whom have been either laid off or relocated out-of-state. Other industries expected to experience severe losses are business and media services, hotel and motel services, retail trade, arts and entertainment services, and transportation. In contrast, as part of the reconstruction process, the construction sector is expected to experience a net gain in employment. On an annual average basis, State employment is expected to grow a modest 0.4 percent for 2001 and decline 1.2 percent for 2002.

         DOB estimates that the events of September 11 will also have a significantly negative impact on securities industry profits. The fall in profit growth is expected to result in a severe decline in finance and insurance industry cash bonuses. This decline will likely be exacerbated by firms weighting their bonus payouts more heavily than usual in favor of stock options as well as by the transfer of dislocated workers out-of-state. Lower growth in both employment and bonus income is expected to result in personal income growth of 2.8 percent for 2001, followed by growth of 1.3 percent for 2002.

         The most significant risks to the New York economic forecast pertain to the pace of layoffs related to the events of September 11, and the impact of both the disaster itself and deteriorating economic conditions on wages. The possibility of yet another terrorist attack on the New York City area poses a substantial negative risk to the DOB forecast. Fewer layoffs, stronger financial markets, and higher bonuses than projected would result in a stronger State economy than reflected in the current forecast. Similarly, greater job losses, weaker financial markets, and smaller bonus payments than expected would result in a weaker State economy.

         The State and New York City (the "City") are requesting federal aid to help respond to the World Trade Center disaster, including: $12 billion in aid to compensate for the projected loss of City and State tax revenues that is expected to result from the attacks; $34 billion (less insurance) in direct assistance for disaster recovery, debris removal, infrastructure rebuilding, and related activities at the World Trade Center site; and $8 billion to stimulate the State economy and provide essential services in the wake of the attacks. Assistance in the latter category would include grants and tax incentives to build in lower Manhattan and retain employees in the State; federal aid for costs of health coverage, unemployment insurance, and workers' compensation; and funding for various State transportation projects. On November 2, 2001, the federal government made available $700 million in community development block grant funds to assist New York City businesses affected by the disaster and to stimulate economic activity.

         The Governor has outlined a plan to reduce projected State spending by at least $3 billion in the next eighteen months by imposing a strict hiring freeze, offering incentives for early retirement, refinancing certain State debt obligations, and cutting non-essential State expenditures. In addition, on October 24, 2001, the State enacted legislation that is intended to bolster the State's economy, create jobs, maintain essential services, and help begin to meet the fiscal challenges resulting from the terrorist attacks. The main components of the legislation include the following:

         o $100 million in new funding in fiscal year 2001-02 for not-for-profit organizations that provide critical human services or emergency relief services;

         o $118 million in fiscal year 2001-02 for additional support for certain educational programs, such as grants to school districts, Teacher Support Aid, Teacher Centers and Small Cities Aid which was funded by redirecting savings from other programs, including changes in the building aid program;

         o $68 million in fiscal year 2001-02 for an economic stimulus program, to provide grants and loans to businesses to support job creation, and establish eight new Empire Zones;

         o $188 million in savings in fiscal year 2001-02 from the use of existing Temporary Assistance to Needy Families (TANF) resources to provide funding for welfare and child welfare costs that otherwise would be financed from the General Fund;

         o $114 million in additional tax receipts in fiscal year 2001-02 as a result of legislation to eliminate the negative impact on State tax receipts resulting from the decision in the Tennessee Gas Pipeline court (described below in "Litigation"); and

         o Extending the Quick Draw Lottery game, the Lofts Law, and the Child Health Plus program until March 31, 2002.

         In addition, the October legislation included new gaming measures to help stimulate the economy and reduce the fiscal impact on the State and local governments of the national economic decline. These new measures are expected to generate revenues starting no sooner than fiscal year 2002-2003 and include authorization to build up to six new casinos on Native American lands, to install video lottery terminals at several New York racetracks, to allow New York to participate in a multi-State lottery game, and to issue bonds under a new, lower-cost, revenue bond financing structure. No revenue from these new measures is expected within the current fiscal year.

         The State plans to take the actions necessary to maintain budget balance during the 2001-02 fiscal year. The State Constitution requires the Governor to submit a balanced budget and cash-basis Financial Plan for 2002-03 with the executive budget. The State does not believe the terrorist attacks or other events will affect its ability to pay the principal and interest on its bonds or other debt service obligations in this or any future fiscal year.

2001-02 FISCAL YEAR

         The State's current fiscal year began on April 1, 2001 and ends on March 31, 2002. The Legislature failed to take final action on the executive budget by April 1, but did enact appropriations for State-supported, contingent, contractual, and certain other debt service obligations for the entire 2001-02 fiscal year on March 29, 2001. The State Legislature also passed legislation that extended certain revenue-raising authority and made interim appropriations for State personal service costs, various grants to local governments, and certain other items through August 2, 2001. In prior years, the State Legislature enacted similar interim appropriations to permit operations to continue until the Legislature took final action on the executive budget.

         On August 3, 2001, the Legislature passed what is characterized as a "baseline" budget for the 2001-02 fiscal year. This "baseline" budget omitted all reappropriations recommended in the executive Budget, and did not approve new funding proposals. The Governor asserts that the Legislature took certain actions in enacting this "baseline" budget that violate the State Constitution and State Finance Law and has filed suit over the Legislature's actions.

         On September 13, 2001, the Legislature enacted all reappropriations the Governor proposed in the executive budget, as well as reappropriations for certain legislative initiatives. Following enactment of the reappropriations, DOB issued a Financial Plan for the 2001-02 fiscal year (the "September Plan") on September 21, 2001. On November 8, 2001, the State issued an update to the 2001-02 Financial Plan (the "Mid-Year Plan"). The Mid-Year Plan does not reflect any savings anticipated in the current year from reduced State spending. Accordingly, the Mid-Year Plan assumes that the State will draw upon $1.50 billion of existing General Fund reserves to cover the projected current-year shortfall in revenues. As such reserves are used, the General Fund closing balance will decrease and such reserves will be unavailable to guard against financial plan risks in future fiscal years. In the Mid-Year Plan, the State continues to project that the Financial Plan for 2001-02 will remain in balance for the duration of the fiscal year after the use of $1.50 billion in existing General Fund reserves

         The Mid-Year Plan projects General Fund receipts and transfers from other funds will total $42.09 billion in 2001-02. The net decrease of $1.52 billion from the September Plan is comprised of a $1.63 billion downward revision in estimated receipts primarily related to the World Trade Center attacks, offset in part by $114 million in additional revenues from Legislative action in October related to the gas import tax.

         Personal income tax ("PIT") receipts are now projected to total $27.10 billion in 2001-02, a decline of $1.09 billion from the September Plan. The revised PIT projection reflects the anticipated adverse economic impact of the World Trade Center disaster, including significant reductions in wages, employment, financial sector bonuses, and capital gains income. DOB is forecasting a significant decline in both withholding taxes (down $941 million) and estimated payments (down $120 million) compared to the September Plan estimate. DOB projects financial sector bonuses to decline by 50 percent, and taxable capital gains realizations by 35 percent, from calendar year 2000. The current forecast projects actual year-over-year decreases in New York State adjusted gross income and personal income tax liability for both the 2001 and 2002 years.

         The World Trade Center attacks are also expected to reduce user tax and fee collections in 2001-02. The Mid-Year Plan projects these tax receipts to total $7.04 billion in the current year, a decline of $52 million from the September Plan. Projected sales tax collections have been lowered by $56 million, reflecting the decline in consumer confidence, lower tourism spending, and the anticipated decline in personal income and employment. Modest upward revisions in cigarette and alcoholic beverage taxes partially offset the projected decline in the sales tax.

         DOB has also lowered its projection for business tax collections by $329 million from the September Plan projection of $3.98 billion due to several factors, including the adverse impact of the World Trade Center disaster on financial services firms, declining corporate profits, and banking losses. Compared to the September Plan, the Mid-Year Plan forecasts declines in collections for significant components of the business taxes, including the corporation franchise tax ($215 million), bank franchise taxes ($89 million), and corporation and utilities taxes ($50 million). Receipts in the latter category include an upward adjustment of $114 million to reflect the impact of recent legislation that corrected constitutional flaws related to the gas import tax.

         General Fund disbursements and transfers to other funds are now projected to total $41.97 billion in 2001-02, a decrease of $20 million from the September Plan. The decrease reflects General Fund savings of $188 million from the use of TANF resources for welfare and child welfare costs, offset in part by funding for not-for-profit organizations ($100 million) and a new economic stimulus program ($68 million). The $100 million will be transferred from the General Fund to the Miscellaneous Special Revenue Fund and be disbursed to various not-for-profit groups that provide critical human services or emergency relief services. The economic stimulus package includes funding for economic development programs, such as grants and loans to businesses to support job creation, high-tech/biotech initiatives, and tourism promotion through the "I Love New York" marketing campaign.

         The General Fund ended the first six months of fiscal year 2001-02 with a cash balance of $5.55 billion, $489 million below the estimate in the September Plan (as adjusted for fund reclassifications). General Fund receipts and transfers from other funds totaled $23.56 billion through September. Receipts and transfers were $502 million below the cashflow projections in the September Plan, due in part to the economic impact of the World Trade Center attacks and an extension of the filing deadline for making estimated tax payments from September 15 to December 15.

         General Fund disbursements and transfers to other funds totaled $19.11 billion through September, a decrease of $13 million from the September Plan. The variance is attributable to the timing of payments and is not expected to alter year-end results.

SPECIAL CONSIDERATIONS RELATING TO 2001-02 FISCAL YEAR PROJECTIONS

         The ramifications of the terrorist attack in New York raise many complex issues related to State finances. DOB expects substantial federal aid to be available to pay for most of the costs for disaster assistance and reconstruction. On September 15, 2001, the United States Congress enacted an emergency supplemental appropriation of $40 billion for disaster assistance and counter-terrorism measures, with not less than $20 billion allocated to disaster relief and recovery initiatives in New York, Virginia, and Pennsylvania. To expedite the flow of federal aid and other assistance, the State Legislature enacted $5.5 billion in appropriations on September 13, 2001. The State also authorized $2.5 billion in additional bonding authority for the New York City Transitional Finance Authority to fund City costs related to or arising from the terrorist attack.

         Federal funding for disaster assistance is available in several forms. Under current law, the federal government pays 75 percent or more of the costs for emergency response activities and the repair of public buildings. On September 21, 2001, the President waived any matching requirement for the State and the City, clearing the way for 100 percent reimbursement for all eligible disaster-related costs. Other significant assistance for businesses is available through the Small Business Administration for property losses, cash-flow needs, and hazard mitigation.

         The terrorist attacks in New York City are expected to have materially adverse financial consequences for the State, but at this time it is not possible to provide a definitive assessment. The Mid-Year Plan projects revenue losses of $1.63 billion, which is offset in part by Legislative actions in October that provided $114 million in additional revenues and $20 million in expenditure savings. It is expected that a number of economic sectors that generate State tax revenues will be disrupted at least temporarily, including finance, insurance, real estate, and tourism. In the long term, the most significant risk is the possible loss of financial sector firms and related businesses to other states. The financial sector is an important economic activity in the State and a substantial reduction in its operations would likely have an adverse impact on State tax revenues, leading to material changes to the Mid-Year Plan and the State's outyear projections of receipts, adding further pressure to budget balance in future fiscal years.

         In addition to the recent terrorist attacks in New York City, many other complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

         In every year, many uncertainties exist in the forecast of the national and State economies. Given the recent terrorist attacks, the nation's war-time preparations, and the volatility in financial markets, such uncertainties are significantly more pronounced at this time. For example, the current downturn in the financial markets could continue over a sustained period. The securities industry is more important to the New York economy than to the national economy as a whole, potentially amplifying the impact of such a downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the current forecast.

         Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations. Historically, financial sector bonus income has been closely tied to security firm profits. With many Wall Street profit-making activities (such as initial public offerings and mergers and acquisitions) now significantly below 2000 levels, DOB is forecasting a significant decline in financial sector profits for 2001, which is likely to be exacerbated by the terrorist attacks. DOB also expects that the decline in equity values observed since early 2000, combined with the recent decline in the average holding period for equities, will produce a decline in capital gains realizations for this year. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and are likely to fall substantially below earlier expectations.

         An ongoing risk to the State Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The Financial Plan contains projected reserves of $151 million in 2001-02 for such events, but assumes no significant federal disallowances or other federal actions that could adversely affect State finances.

         The United States Congress is currently contemplating an economic stimulus package. If enacted, certain components of the package may adversely affect State tax revenues. The most significant risk concerns a provision that would allow expanded expensing of investment costs against federal taxable income. Since the State uses federal taxable income as the starting point for calculating taxable income, the provision could adversely impact State tax revenues.


2000-01 FISCAL YEAR

         The State ended its 2000-01 fiscal year on March 31, 2001 in balance on a cash basis with a General Fund surplus of $2.73 billion as reported by the DOB. After year-end adjustments described below, the closing balance in the General Fund was $1.10 billion, a decrease of $69 million from the 1999-2000 fiscal year. Of this balance, $627 million was held in the Tax Stabilization Reserve Fund (TSRF) (after a deposit of $80 million in fiscal year 2000-01), $150 million in the Contingency Reserve Fund (CRF), $292 million in the Community Projects Fund (CPF), and $29 million in the Universal Pre-Kindergarten Fund.

         The closing fund balance excludes $3.52 billion on deposit in the tax refund reserve account at the end of the 2000-01 fiscal year. The tax refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The Governor has proposed retaining $1.73 billion of the $3.52 billion balance for reserves, with $1.48 billion set aside for economic uncertainties and $250 million for deposit into the Debt Reduction Reserve Fund. The remaining balance of $1.79 billion is comprised of $1.22 billion that is available to accomplish Financial Plan objectives, $521 million from the Local Government Assistance Corporation (LGAC) that may be used to pay tax refunds during fiscal year 2001-02 but must be on deposit on March 31, 2002, and $51 million in additional funds designated to pay refunds related to the Earned Income Tax Credit and the Dependent Care Tax Credit.

         The 2000-01 General Fund closing balance also excludes $1.2 billion that was deposited in the School Tax Relief (STAR) Special Revenue Fund at the end of the 2000-01 fiscal year (to meet a portion of the STAR payments in fiscal year 2001-02) and $250 million on deposit in the Debt Reduction Reserve Fund (for debt reduction in the fiscal year 2001-02.)

         General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 billion (6.7 percent) over fiscal year 1999-2000 results. Receipts results for fiscal year 2000-01 reflect refund reserve transactions that had the effect of reducing personal income tax receipts in the 2000-01 fiscal year and increasing them in the 2001-02 fiscal year, as discussed above. In comparison to the 2000-01 Financial Plan enacted in May 2000 (the "May Financial Plan"), receipts were $3 billion higher than projected, prior to the refund reserve transaction. The growth in receipts above the May 2000 estimate was largely due to stronger than anticipated growth in the personal income tax.

         General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year. In comparison to the projections contained in the May Financial Plan, disbursements were $778 million higher than projected. The increase in projected disbursements is related primarily to the financing of labor agreements that were ratified by State employee unions and approved by the Legislature after adoption of the May Financial Plan. The May Financial Plan provided a reserve to fully finance the estimated costs of these agreements, but did not reflect higher projected disbursements since the contracts were not yet finalized. Accordingly, disbursements for State Operations and General State Charges exceeded the May Financial Plan by $497 million and $376 million, respectively, primarily as a result of these agreements. Lower spending for local assistance ($166 million) and transfers for debt service ($45 million), offset, in part, by higher transfers for capital projects ($51 million) and other transfers ($68 million) accounted for the balance of changes from May 2000.

1999-2000 FISCAL YEAR

         The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by the DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

         The State reported closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

         The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction had the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

         General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

1998-99 FISCAL YEAR

         The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

         The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF closed the fiscal year with a balance of $312 million.

         The closing fund balance excluded $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000. The remaining balance of $521 million in the tax fund reserve account was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1999.

         General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.82 billion, an increase of 6.2 percent from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.57 billion for the 1998-99 fiscal year, an increase of 6.1 percent from 1997-98 levels.

RATING AGENCIES' ACTIONS


         S&P, Moody's and Fitch assigned bond ratings of AA, A2 and AA, respectively, to the State's general obligation bonds as of December 1, 2001. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.


                               PUBLIC AUTHORITIES

         The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities, meaning public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 2000, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was almost $98 billion, only a portion of which constitutes State-supported or State-related debt.

         The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the Metropolitan Transportation Authority (MTA) receives the bulk of this money in order to provide transit and commuter services.

         Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queens Counties, as part of an estimated $7 billion financing plan. As of July 27, 2001, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

                      METROPOLITAN TRANSPORTATION AUTHORITY


         The Metropolitan Transportation Authority ("MTA") reported that certain portions of its regional transportation operations were affected by the terrorist attack on the World Trade Center. The MTA noted that the most significant infrastructure damage includes the subway tunnel running beneath the World Trade Center on the #1 and #9 subway lines that will need to be completely rebuilt, along with the related stations and infrastructure, and damage to the N/R Line Cortland Street Station. All estimates of the adverse impact on the MTA and the regional economy are of necessity preliminary and are subject to adjustment as more information becomes available. The MTA currently estimates property damage to the transit system at $855 million. The MTA currently expects that insurance proceeds in the amount of $1.5 billion (subject to a $15 million deductible) and federal disaster assistance will cover substantially all of the property losses related to this event. Bridges and tunnels operated by the Triborough Bridge and Tunnel Authority ("TBTA") suffered no structural damage; however, certain bridges and tunnels, particularly the Brooklyn-Battery Tunnel, are subject to sporadic closings and restrictions on traffic coordinated by federal, state, and local agencies. The MTA continues to assess the long-term impact of, among other things, the tragedy and its aftermath on State subsidies generated by regional economic transactions, such as the regional sales and use tax and certain business taxes. While the loss of revenues and increase in expenses may be significant, the MTA does not expect that it will materially affect its ability to meet its obligations to bondholders and others in a timely manner.


         The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the TBTA, the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.


         Since 1980, the State has enacted several taxes including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-01 Enacted Budget provided State assistance to the MTA totaling approximately $1.35 billion and initiated a five-year State transportation plan that includes nearly $2.2 billion in dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously fuel taxes not previously dedicated to the MTA.

         State legislation accompanying the 2000-01 Enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000 through 2004 calendar years (2000-04 Capital Program). The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project.

         The 2000-04 Capital Program approved by the Capital Program Review Board assumes the issuance of an estimated $8.9 billion in new money MTA bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. Legislation enacted in 2000 authorized the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

         The 2000-04 Capital Program assumed $1.6 billion in State support using proceeds from State general obligation bonds under a proposed $3.8 billion Transportation Infrastructure Bond Act of 2000, which was defeated by voters in the November 2000 general election. The MTA is currently reviewing options to offset the loss of the Bond Act funds.

         There can be no assurance that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. Moreover, should the MTA's plans to issue additional debt to replace funding anticipated from the defeated Bond Act not materialize, the State and the City could come under pressure to provide additional funding to the MTA. Should funding levels ultimately fall below the levels assumed in the plan approved by the Capital Program Review Board, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

                                   LOCALITIES

THE CITY OF NEW YORK



         Continuing recovery, cleanup and repair efforts following the September 11 attack on the World Trade Center will result in substantial expenditures for the City. The U.S. Congress passed emergency legislation which appropriates $40 billion for increased disaster assistance, increased security costs, rebuilding infrastructure systems and other public facilities, and disaster recovery and related activities, at least $20 billion of which is for disaster recovery activities and assistance in New York, Pennsylvania and Virginia. As of October 24, 2001, the President had released about $2.5 billion of emergency funds for the City and the State, including $2 billion for emergency response and debris removal, and has submitted legislation to Congress for an additional $6.3 billion of emergency funds for the City and the State, including $2.1 billion for debris removal, $1.75 billion for subway and road repair, and $1 billion for building repairs.

         The amount of City costs resulting from the September 11 attack is expected to substantially exceed the amount of federal aid and State resources that, as of October 24, 2001, have been identified by the federal and State governments as available for these purposes. The City has preliminarily estimated that expenditures related to the September 11 attack will be $11.41 billion for: the police, fire and sanitation department and other agencies; anti-terrorist preparedness; emergency construction contracts for demolition, debris removal, stabilization and remediation of the World Trade Center site; business retention and rebuilding; and reconstruction initiatives and other City costs. The State and the City are seeking up to $54 billion of federal resources to compensate for expenditures related to the September 11 attack, to provide for essential services and to stimulate the State economy. The State and City request includes $34 billion (less insurance) for rebuilding infrastructure, disaster recovery and debris removal and related activities at the World Trade Center site and additional amounts to provide essential services and to stimulate the State economy, including grants and tax incentives to build in lower Manhattan and retain employees in the State, federal aid for costs of health coverage, unemployment insurance and worker's compensation and funding for various State transportation projects.

         Prior to September 11, the national and local economies had been weakening, reflecting lower business investment, increased unemployment and, recently, a decline in consumer confidence. It is expected that the destruction of the World Trade Center will have a substantial impact on the City and its economy. Reduced economic activity is expected to lower corporate profits, increase job losses and reduce consumer spending, which would result in reduced personal income and sales tax receipts and other business tax revenues for the City and could negatively affect real property values. The events of September 11 increased the risk of a recession and a delay in recovery. It is not possible to quantify at present with any certainty the short-term or long-term adverse impact of the September 11 events on the City and its economy, any offsetting economic benefits which may result from recovery and rebuilding activities and the amount of additional resources from federal, State, City and other sources which will be required.

         The City will prepare a modification to its four-year financial plan that will amend its financial plan to accommodate revisions to forecast revenues and expenditures for fiscal years 2002 through 2005. Such revisions will specify fiscal year 2002 revenue shortfalls as a result of the September 11 events, and will specify gap-closing initiatives for fiscal year 2002 to the extent required to offset decreases in projected revenues or increases in projected expenditures. Based on preliminary estimates released October 9, 2001, which are subject to revision as additional information becomes available, the City's Office of Management and Budget has prepared a preliminary update to the financial plan for fiscal year 2002 (the "Preliminary 2002 Update") to reflect developments since the publication of the financial plan on June 13, 2001 (the "June 2001 Financial Plan"). The June 2001 Financial Plan projected a balanced budget for fiscal year 2002 and budget gaps of $2.8 billion in 2003, $2.6 billion in 2004, and $2.2 billion in 2005. The Preliminary Update projects a possible budget gap of $1.63 billion for fiscal year 2002, which reflects, among other things, preliminary projected tax revenue shortfalls, as a result of the September 11 attack, totaling $1 billion. The Preliminary 2002 Update also sets forth gap-closing actions totaling $1.63 billion for fiscal year 2002, which includes the Mayor setting aside $1 billion from the City's expense budget as a reserve, which will not be available for agency spending.


FISCAL OVERSIGHT

         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC MAC) to provide financing assistance to the City; the New York State Financial Control Board (FCB) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the FCB in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The FCB terminated the Control Period in 1986 when certain statutory conditions were met. State law requires the FCB to reimpose a Control Period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

         Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (Financial Plan) which the City prepares annually and periodically updates. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

MONITORING AGENCIES

         The staffs of the FCB, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, economic growth in the City has been very strong in recent years, led by a surge in Wall Street profitability which resulted in increased tax revenues and helped produce substantial surpluses for the City in City fiscal years 1996-97 through 2000-01.

         Although several sectors of the City's economy have expanded over the last several years, especially tourism, media, business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. However, the national economy began to slow in late 2000, and the City's economy has slowed somewhat in 2001. In addition, Wall Street profitability in 2001 is projected to be below the record level set in 2000, and the City enacted additional tax reductions. Thus, the City's revenue is expected to decline during its 2001-02 fiscal year.

         These reports indicate that recent City budgets have been balanced in part through the use of substantial surpluses and other non-recurring resources and that the City's Financial Plan relies in part on actions outside its direct control. These reports have also indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City. Copies of the most recent staff reports are available by contacting the FCB at 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC at 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; the City Comptroller at Municipal Building, Room 517, One Centre Street, New York, NY 10007,
Attention: Deputy Comptroller for Public Finance; and the IBO at 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

OTHER LOCALITIES


         Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2001-02 fiscal year or thereafter.

         To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation (Chapter 84 of the Laws of 2000) creating the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short term budget relief and ensure credit market access for the County. The Authority has issued $436 million in bonds as of November 8, 2001. The Authority may also impose financial plan requirements on Nassau County. The State paid $25 million in transitional assistance to the County in State fiscal year 2000-01 and $25 million in State fiscal year 2001-02. The Governor has proposed providing up to $50 million in State assistance to the County over the next three State fiscal years, which is subject to appropriation by the State Legislature. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

         The State has provided extraordinary financial assistance to certain municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year and totaled $211.2 million in 2001-02.


         Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. In 1999, the total indebtedness of all localities in the State, other than New York City, was approximately $21.8 billion. A small portion of that indebtedness represented borrowing to finance budgetary deficits; $116 million in deficit financing was authorized pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1999.

         Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs, which in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, Nassau County, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                                   LITIGATION

GENERAL

         The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed by the State to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2001-02 fiscal year or thereafter.

         Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2001-02 Financial Plan. The State believes that the proposed 2001-02 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2001-02 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2001-02 Financial Plan resources available for the payment of judgments and, could therefore, affect the ability of the State to maintain a balanced 2001-02 Financial Plan.

TAX LAW

         In Tennessee Gas Pipeline Co., Inc. v. Urbach, plaintiff, a natural gas pipeline company, challenged the facial constitutionality of the Natural Gas Import Tax, Tax Law section 189 (as well as the related surcharges imposed by sections 189-a and 189-b) (the gas import tax) as violative of the Commerce Clause of the United States Constitution.

         This action was commenced in 1998. By decision and order dated April 28, 1999 the Supreme Court, Albany County, held that plaintiff had not demonstrated that the gas import tax was facially unconstitutional. By decision and order dated May 25, 2000, the Appellate Division, Third Department agreed, declaring that the gas import tax had not been shown to be facially unconstitutional. However, by decision dated May 1, 2001, the Court of Appeals reversed the Appellate Division and declared that the gas import tax was facially unconstitutional. The Court of Appeals found that the gas import tax was not fairly apportioned for Commerce Clause purposes, because it created the possibility of multiple state taxation of interstate gas transactions and thus violated the "internal consistency test".


         In New York Association of Convenience Stores et al. v. Urbach, et al., petitioners are seeking to compel respondents to enforce sales and excise taxes imposed, pursuant to Tax Law Articles 12-A, 20 and 28, on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, among other things, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternatively, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds. On July 9, 1998, the New York Court of Appeals reversed the order of the Appellate Division, Third Department, and remanded the matter to the Supreme Court, Albany County, for resolution of the question of whether there was a rational basis for the Tax Department's policy of non-enforcement of the sales and excise taxes on reservation sales of cigarettes and motor fuel to non-Indians. In a footnote, the Court stated that, in view of its disposition of the case, petitioners' cross-appeal regarding the statewide suspension of the taxes was "academic." By decision and judgment dated July 9, 1999, the Supreme Court, Albany County, granted judgment dismissing the petition. On August 3, 2000, the Third Department affirmed the judgment dismissing the petition. On July 2, 2001, the Court of Appeals denied petitioners' motion for leave to appeal. On October 1, 2001, petitioners filed a petition seeking a review in the United States Supreme Court.


LINE ITEM VETO

         In Silver v. Pataki, the Speaker of the Assembly of the State of the New York challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order of the Supreme Court, New York County, and dismissed the petition. By opinion dated July 10, 2001, the Court of Appeals reversed the decision of the Appellate Division, holding that plaintiff has the capacity and standing to sue as a member of the Assembly.


BUDGET PROCESS

         In Pataki v McCall, et al., the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated Article 7, sections 4 and 5 of the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and Assembly. This action would not affect appropriations enacted to pay debt service obligations for the 2001-02 fiscal year.


REAL PROPERTY CLAIMS

         On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

         In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectments, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.

         Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York and Seneca Nation of Indians, et al. v. State, et al., in the United States District Court for the Western District of New York.


         In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres of Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February, 2000, at the conclusion of the damages phase of the trial in this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest.


         In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest.

         In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their claim of ownership of certain islands in the Niagara River and the New York State Thruway right of way where the Thruway crosses the Cattaraugus reservation in Erie and Chatauqua Counties. By order dated November 22, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss that portion of the action relating to the Thruway right of way and denying the State's motion to dismiss the federal government's damage claims.

CIVIL RIGHTS CLAIMS

         In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated and in 1986, ordered Yonkers to develop and comply with a remedial educational improvement plan (EIP I). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. Based on these findings, on September 3, 1996, the United States Court of Appeals for the Second Circuit held the State defendants liable under 42 USC (S)1983 and the Equal Educational Opportunity Act, 20 USC
(S)(S)1701, et seq., for the unlawful dual school system, because the State, among other things, had taken no action to force the school system to desegregate despite its actual or constructive knowledge of de jure segregation.

         By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and ordered the State to fund a remedy to accomplish that goal (EIP II). A final judgment to implement EIP II was entered on October 14, 1997. Additionally, by order dated December 2, 1997 and judgment dated February 10, 1998, the Court ordered that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The State appealed to the Second Circuit from both the October 14, 1997 and February 10, 1998 judgments.

         In a decision dated November 16, 1999, the Second Circuit affirmed the District Court's December 2, 1997 order. The Second Circuit found no basis for the District Court's findings in the October 8, 1997 order that vestiges of a dual system continued to exist in Yonkers, and therefore remanded to the District Court for the limited purpose of making further findings on the existing record as to whether any other vestiges of the dual system remain in the Yonkers public schools and to impose any further remedy, if necessary. On May 22, 2000, the United States Supreme Court denied the State's petition for certiorari, seeking leave to appeal the November 16, 1999 decision and the underlying September 3, 1996 decision. In a decision dated November 30, 2000, the District Court affirmed its findings in the October 8, 1997 order that vestiges of the dual system continued to exist, and remanded the case to a court-appointed monitor for further proceedings to recommend an appropriate remedy.

         On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998 which directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. The State, the City of Yonkers and the Yonkers Board of Education have all appealed from the July 27, 1998 order. Since that time, the District Court issued, and the Sate appealed, additional orders on April 15, 1999 and April 17, 2000, directing the State to pay additional sums to Yonkers as its share of the estimated EIP costs for the 1997-98, 1998-99 and 1999-2000 school years. The State paid all sums directed by these orders. By decision dated May 9, 2001, the Second Circuit upheld the District Court's decisions in these funding orders. By order dated July 6, 2001, the District Court issued an additional funding order directing the State to pay $8.5 million, in addition to the $30.1 million previously paid, to Yonkers as its share of the estimated EIP costs for the 2000-01 school year.

SCHOOL AID

         In Campaign for Fiscal Equity, Inc., et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution and Title VI of the federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.

         This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State constitutions and Title VI of the federal Civil Rights Act of 1964. It reversed dismissal of the claims under article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.

         By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State has appealed. The trial Court's decision is stayed pending resolution of the appeal.

MEDICAID

         There are three separate cases or lines of cases reported in this section.

         Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al.
v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

         In a consolidated action commenced in 1992 (Dowd, et al. v. Bane, Supreme Court, New York County), Medicaid recipients and home health care providers and organizations challenge (1) the 1992 promulgation by the State Department of Social Services (DSS) of a home assessment resource review instrument (HARRI), which is to be used by DSS to determine eligibility for and the nature of home healthcare services for Medicaid recipients, and (2) the DSS policy of limiting reimbursable hours of service until a patient is assessed using the HARRI. In a related case, Rodriguez v. DeBuono, on April 19, 1999, the United States District Court for the Southern District of New York enjoined the State's use of task based assessment, which is similar to the HARRI, unless the State assesses safety monitoring as a separate task based assessment, on the ground that such use would violate federal Medicaid law and the Americans with Disabilities Act. By order dated October 6, 1999, the Second Circuit reversed the April 19, 1999 order and vacated the injunction.

         Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenged the constitutionality of Public Health Law (S) 2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs alleged that the tax assessments were not uniformly applied, in violation of federal regulations. By decision entered December 16, 1999, the Court of Appeals reversed the decisions of the Supreme Court and the Appellate Division, Second Department, and upheld the constitutionality of (S)2807-d. The United States Supreme Court has denied plaintiffs' petition for certiorari.

SOCIAL SECURITY DISABILITY BENEFITS

         In Muller v. State, claimant, a former inpatient of a state-operated mental health facility, challenged the use of Social Security disability benefits paid to the facility's director as her representative payee to pay the cost of claimant's care and treatment at the facility as a violation of the provisions of the Mental Hygiene Law and the State and federal constitutions.

         This action was commenced in 1991. In 1998, the Court of Claims granted claimant's motion for summary judgment against the State. On appeal, the Supreme Court, Appellate Division, Fourth Department, affirmed the decision of the court below. On June 12, 2001, the Court of Appeals denied the State's motion for leave to appeal.

ADDITIONAL CONSIDERATIONS

         New York Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from New York State and New York City personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers for such obligations. For information concerning the economy of Puerto Rico, please see Appendix E of this Statement of Additional Information.

                                                                     APPENDIX E

                        ADDITIONAL INFORMATION CONCERNING
                       PUERTO RICAN MUNICIPAL OBLIGATIONS



         The following information is a summary of special factors affecting investments in Puerto Rican Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by Puerto Rico and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from statements relating to Puerto Rico's economy published by the Government of Puerto Rico. Neither Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, nor Citi New York Tax Free Reserves is responsible for the accuracy or timeliness of this information.

         The economy of Puerto Rico is dominated by the manufacturing and services sectors (including finance and tourism). Investment in fixed capital, including public infrastructure, private development and construction, and purchases of equipment and machinery accounted for approximately 30.3% of Puerto Rico's gross domestic product in 2000. The economic growth of Puerto Rico was 3.1% in fiscal year 2000, at par with the average growth of highly developed countries such as US, Canada and the UK, which during the same period ranged between 3.0% and 4.0%. A key element in 2000's economic growth was the level of construction (both at the private and governmental level), which increased by 7.3%, as well as the manufacturing and services sectors that have traditionally dominated Puerto Rico's economy. The economy of Puerto Rico expanded moderately during the early 1990's, with gross domestic product increasing at rates between 0.8% and 0.9%. Over the past several years, however, Puerto Rico has experienced more significant annual increases in gross domestic product, ranging from a 2.5% in fiscal year 1994 to a record high of 4.2% in fiscal year 1999. Annual increases in Puerto Rico's gross domestic product for fiscal years 1997, 1998, and 1999 were 3.2%, 3.1%, and 4.2% respectively. The balance of net sales (exports and imports) is negative, yet exports (tourism included) of goods and services experienced a significant growth rate of 10.0% in the fiscal year 2000. Such growth in exports is considered an important aspect of Puerto Rico's economic growth. Although Puerto Rico's unemployment rate of 11.0% in fiscal year 2000 is high when compared to the United States average of 4.2% for the same period, this unemployment rate was the lowest registered in the last two
(2) decades and is 1.5% below the unemployment rate in fiscal year 1999.

         The Government of Puerto Rico has made economic-growth projections under three potential scenarios: minimal growth, base growth and maximum growth. Under the minimal-growth scenario, Puerto Rico's economy is expected to grow 2.0% in fiscal 2001 and 1.8% in fiscal 2002, compared to growth rates of 2.2% and 2.0% under the base-growth scenario and 2.4% and 2.2% under the maximum growth-scenario in fiscal years 2001 and 2002, respectively. These growth projections are based on stable interest rates, a controlled inflation rate, a stable international panorama, and policies of the Government of Puerto Rico.

CITI(SM) CASH RESERVES
CITI(SM) U.S. TREASURY RESERVES
CITI(SM) TAX FREE RESERVES
CITI(SM) CALIFORNIA TAX FREE RESERVES
CITI(SM) CONNECTICUT TAX FREE RESERVES
CITI(SM) NEW YORK TAX FREE RESERVES

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.
388 Greenwich Street
New York, NY 10013

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

CUSTODIAN AND SUB-TRANSFER AGENT
State Street Bank and Trust Company 225 Franklin Street, Boston, MA 02110

AUDITORS
(FOR CITI CASH RESERVES)
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

(FOR CITI U.S. TREASURY, TAX FREE,
NEW YORK TAX FREE, CALIFORNIA TAX FREE AND CONNECTICUT TAX FREE RESERVES)
KPMG LLP
757 Third Avenue, New York, New York 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

SERVICE AGENTS

FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200

SMITH BARNEY
333 West 34th Street, New York, NY
Call Your Financial Consultant


FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     Part C

Item 23.                       Exhibits.

           *******     a     Amended and Restated Declaration of Trust of the
                             Registrant

           *******     b     Amended and Restated By-Laws of the Registrant

           *******     d     Management Agreement between the Registrant and
                             Citi Fund Management Inc.

            ******     e     Distribution Agreement between the Registrant and
                             Salomon Smith Barney Inc., as distributor

                 *     g(1)  Custodian Contract between the Registrant and
                             State Street Bank and Trust Company ("State
                             Street"), as custodian, and amendment thereto

            ******     g(2)  Form of Letter Agreement adding Citi California Tax
                             Free Reserves, Citi Connecticut Tax Free Reserves,
                             Citi New York Tax Free Reserves and Citi Tax Free
                             Reserves to the Custodian Contract between the Registrant and State Street

                 *     h(1)  Transfer Agency Agreement between the Registrant
                             and State Street Bank and Trust Company ("State Street"), as custodian, and amendment thereto

              ****     h(2)  Transfer Agency Agreement with Citi Fiduciary
                             Trust Company, as transfer agent

             *****     h(3)  Letter Agreement adding Citi Cash Reserves and Citi
                             U.S. Treasury Reserves to the Transfer Agency
                             Agreement with Citi Fiduciary Trust Company

                       h(4) Letter Agreement adding Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves and Citi Tax Free Reserves to the Transfer Agency Agreement with Citi Fiduciary Trust Company

            ******     i     Form of opinion and consent of counsel

                       j     Independent Auditors' Consents

           *******     m(1)  Service Plan for Class N shares

                       m(2) Service Plan for Smith Barney Connecticut Money Market Portfolio Class A shares

               ***     n     Multiple Class Plan of the Registrant

            ******     p(1)  Code of Ethics of the Registrant and Citi Fund
                             Management Inc.

            ******     p(2)  Code of Ethics of Salomon Smith Barney Inc.

         **,*****,     q(1)  Powers of Attorney for the Registrant
       and *******

          **, *****,   q(2)  Powers of Attorney for U.S. Treasury Reserves
                             Portfolio
       and *******

           ******,     q(3)  Powers of Attorney for Cash Reserves Portfolio
       and *******

   **, ***, *****,     q(4)  Powers of Attorney for Tax Free Reserves Portfolio
       and *******

      * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on August 22, 1996 and Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on August 22, 1996.

     ** Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on October 16, 1998 and Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on October 16, 1998.

    *** Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 28, 1999 and Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 28, 1999.

   **** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on November 1, 2000.

  ***** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 29, 2000.

 ****** Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on June 15, 2001.

******* Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on October 18, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 25. Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., incorporated by reference herein; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser.

         Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

         Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27. Principal Underwriters.

         (a) Salomon Smith Barney Inc., the Registrant's distributor, is also the distributor for Citi Premium U.S. Treasury Reserves, Citi Premium Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional Cash Reserves, Citi Institutional Tax Free Reserves and Citi Short-Term U.S. Government Income Fund. Salomon Smith Barney Inc. is also the placement agent for Tax Free Reserves Portfolio, Cash Reserves Portfolio, Institutional Portfolio and U.S. Treasury Reserves Portfolio.

         Salomon Smith Barney Inc. is also the distributor for the following Smith Barney funds: Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:



NAME                                                   ADDRESS

Salomon Smith Barney Inc.                              388 Greenwich Street
(distributor)                                          New York, NY 10013

State Street Bank and Trust                            1776 Heritage Drive
Company                                                North Quincy, MA 02171
(sub-transfer agent and custodian)

Citi Fiduciary Trust Company                           125 Broad Street
(transfer agent)                                       New York, NY 10004

Citi Fund Management Inc.                              100 First Stamford Place
(investment adviser)                                   Stamford, CT 06902

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 2001.

                                           CITIFUNDS TRUST III

                                           By: /s/ Thomas C. Mandia
                                               --------------------------------
                                               Thomas C. Mandia
                                               Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 21, 2001.

            Signature                                   Title
            ---------                                   -----

                                               President, Principal Executive
     Heath B. McLendon*                        Officer and Trustee
-------------------------------
     Heath B. McLendon

     Irving David*                             Controller
-------------------------------
     Irving David

     Elliott J. Berv*                          Trustee
-------------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-------------------------------
     Mark T. Finn

     Riley C. Gilley*                          Trustee
-------------------------------
     Riley C. Gilley

     Stephen Randolph Gross*                   Trustee
-------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-------------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-------------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                     Trustee
-------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                     Trustee
-------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                      Trustee
-------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                          Trustee
-------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
      --------------------------------------
      Thomas C. Mandia
      Executed by Thomas C. Mandia on
      behalf of those indicated pursuant to
      Powers of Attorney

                                   SIGNATURES

         Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 2001.

                                           CASH RESERVES PORTFOLIO

                                           By: /s/ Thomas C. Mandia
                                               -----------------------------
                                               Thomas C. Mandia
                                               Assistant Secretary


         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 21, 2001.

            Signature                                   Title
            ---------                                   -----

                                               President, Principal Executive
     Heath B. McLendon*                        Officer and Trustee
-------------------------------
     Heath B. McLendon

     Irving David*                             Controller
-------------------------------
     Irving David

     Elliott J. Berv*                          Trustee
-------------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-------------------------------
     Mark T. Finn

     Riley C. Gilley*                          Trustee
-------------------------------
     Riley C. Gilley

     Stephen Randolph Gross*                   Trustee
-------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-------------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-------------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                     Trustee
-------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                     Trustee
-------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                      Trustee
-------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                          Trustee
-------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
      --------------------------------------
      Thomas C. Mandia
      Executed by Thomas C. Mandia on
      behalf of those indicated pursuant to
      Powers of Attorney

                                   SIGNATURES

         U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 2001.

                                           U.S. TREASURY RESERVES PORTFOLIO

                                           By: /s/ Thomas C. Mandia
                                               ----------------------------
                                               Thomas C. Mandia
                                               Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 21, 2001.

            Signature                                   Title
            ---------                                   -----

                                               President, Principal Executive
     Heath B. McLendon*                        Officer and Trustee
-------------------------------
     Heath B. McLendon

     Irving David*                             Controller
-------------------------------
     Irving David

     Elliott J. Berv*                          Trustee
-------------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-------------------------------
     Mark T. Finn

     Riley C. Gilley*                          Trustee
-------------------------------
     Riley C. Gilley

     Stephen Randolph Gross*                   Trustee
-------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-------------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-------------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                     Trustee
-------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                     Trustee
-------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                      Trustee
-------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                          Trustee
-------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
      --------------------------------------
      Thomas C. Mandia
      Executed by Thomas C. Mandia on
      behalf of those indicated pursuant to
      Powers of Attorney

                                   SIGNATURES

         Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 2001.

                                           TAX FREE RESERVES PORTFOLIO

                                           By: /s/ Thomas C. Mandia
                                               ---------------------------
                                               Thomas C. Mandia
                                               Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 21, 2001.

            Signature                                   Title
            ---------                                   -----

                                               President, Principal Executive
     Heath B. McLendon*                        Officer and Trustee
-------------------------------
     Heath B. McLendon

     Irving David*                             Controller
-------------------------------
     Irving David

     Elliott J. Berv*                          Trustee
-------------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-------------------------------
     Mark T. Finn

     Riley C. Gilley*                          Trustee
-------------------------------
     Riley C. Gilley

     Stephen Randolph Gross*                   Trustee
-------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-------------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-------------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                     Trustee
-------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                     Trustee
-------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                      Trustee
-------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                          Trustee
-------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
      --------------------------------------
      Thomas C. Mandia
      Executed by Thomas C. Mandia on
      behalf of those indicated pursuant to
      Powers of Attorney

                                  EXHIBIT INDEX

  Exhibit
  No.:        Description:

   h(4) Letter Agreement adding Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves and Citi Tax Free Reserves to the Transfer Agency Agreement with Citi Fiduciary Trust Company

      j       Independent Auditors' Consents

   m(2) Service Plan for Smith Barney Connecticut Money Market Portfolio Class A shares